UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08104

Touchstone Funds Group Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

March 31, 2013

(Unaudited)

Semi-Annual Report

Touchstone Funds Group Trust

Touchstone Emerging Markets Equity Fund

Touchstone Focused Equity Fund

Touchstone Global Real Estate Fund

Touchstone International Fixed Income Fund

Touchstone Merger Arbitrage Fund

Touchstone Mid Cap Fund

Touchstone Mid Cap Value Fund

Touchstone Premium Yield Equity Fund

Touchstone Sands Capital Select Growth Fund

Touchstone Short Duration Fixed Income Fund

Touchstone Small Cap Core Fund

Touchstone Small Cap Value Fund

Touchstone Total Return Bond Fund

Touchstone Ultra Short Duration Fixed Income Fund

Table of Contents

Page
Tabular Presentation of Portfolios of Investments	3 - 6
Portfolio of Investments:
Touchstone Emerging Markets Equity Fund	7
Touchstone Focused Equity Fund	10
Touchstone Global Real Estate Fund	11
Touchstone International Fixed Income Fund	13
Touchstone Merger Arbitrage Fund	17
Touchstone Mid Cap Fund	20
Touchstone Mid Cap Value Fund	21
Touchstone Premium Yield Equity Fund	23
Touchstone Sands Capital Select Growth Fund	24
Touchstone Short Duration Fixed Income Fund	25
Touchstone Small Cap Core Fund	32
Touchstone Small Cap Value Fund	33
Touchstone Total Return Bond Fund	35
Touchstone Ultra Short Duration Fixed Income Fund	39
Statements of Assets and Liabilities	48 - 55
Statements of Operations	56 - 59
Statement of Changes in Net Assets	60 - 65
Statements of Changes in Net Assets - Capital Stock Activity	66 - 75
Financial Highlights	76 - 108
Notes to Financial Statements	109 - 130
Other Items (Unaudited)	131 - 143
Privacy Protection Policy	147

2

Tabular Presentation of Portfolios of Investments (Unaudited)

March 31, 2013

Touchstone Emerging Markets Equity Fund
Sector Allocation*	(% of Net Assets)
Financials	24.5%
Consumer Discretionary	15.5
Consumer Staples	12.0
Energy	10.8
Materials	10.6
Information Technology	9.3
Telecommunication Services	7.0
Industrials	4.8
Utilities	2.2
Health Care	1.1
Investment Funds	3.4
Other Assets/Liabilities(Net)	(1.2)
Total	100.0%

Touchstone Focused Equity Fund
Sector Allocation*	(% of Net Assets)
Financials	18.5%
Industrials	15.4
Information Technology	12.7
Consumer Staples	12.2
Consumer Discretionary	10.9
Energy	10.4
Health Care	7.9
Telecommunication Services	7.1
Investment Funds	7.6
Other Assets/Liabilities (Net)	(2.7)
Total	100.0%

Touchstone Global Real Estate Fund
Sector Allocation*	(% of Net Assets)
Retail	22.5%
Diversified Real Estate Activities	19.4
Specialized	14.3
Office	13.1
Residential	8.4
Diversified	8.2
Industrial	5.3
Real Estate Operating Companies	3.6
Real Estate Development	2.3
Hotels, Resorts & Cruise Lines	0.8
Investment Funds	1.3
Other Assets/Liabilities (Net)	0.8
Total	100.0%

Touchstone International Fixed Income Fund
Credit Quality**	(% of Investment Securities)
AAA/Aaa	46.4%
AA/Aa	13.4
A/A	7.7
BBB/Baa	20.6
BB/Ba	4.6
B/B	1.4
NR	5.9
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

** Composite of Standard & Poor's and Moody's and Fitch ratings.

3

Tabular Presentation of Portfolios of Investments (Unaudited)

March 31, 2013 (Continued)

Touchstone Merger Arbitrage Fund
Sector Allocation*	(% of Net Assets)
Long Positions
Common Stocks
Financials	25.4%
Consumer Discretionary	12.8
Industrials	9.0
Information Technology	8.3
Consumer Staples	5.8
Health Care	4.8
Materials	4.7
Telecommunication Services	3.3
Energy	2.9
Utilities	1.1
Preferred Stocks	2.5
Fixed Income Securities	1.4
Investment Funds	19.6
Cash Collateral for Securities Sold Short	16.6
Other Assets/Liabilities (Net)	1.1
119.3
Short Positions
Financials	(11.7)
Consumer Discretionary	(2.4)
Information Technology	(2.2)
Materials	(1.5)
Health Care	(1.5)
(19.3)
Total	100.0%

Touchstone Mid Cap Fund
Sector Allocation*	(% of Net Assets)
Consumer Discretionary	23.7%
Financials	18.7
Consumer Staples	15.4
Materials	14.1
Industrials	7.1
Information Technology	7.0
Energy	5.4
Health Care	3.9
Investment Funds	31.1
Other Assets/Liabilities (Net)	(26.4)
Total	100.0%

Touchstone Mid Cap Value Fund
Sector Allocation*	(% of Net Assets)
Financials	19.8%
Information Technology	11.4
Materials	10.6
Industrials	10.0
Consumer Discretionary	9.6
Utilities	8.1
Consumer Staples	8.0
Energy	7.6
Health Care	6.8
Exchange Traded Fund	1.9
Investment Funds	9.1
Other Assets/Liabilities (Net)	(2.9)
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

4

Tabular Presentation of Portfolios of Investments (Unaudited)

March 31, 2013 (Continued)

Touchstone Premium Yield Equity Fund
Sector Allocation*	(% of Net Assets)
Energy	24.8%
Utilities	15.0
Health Care	15.0
Financials	14.4
Information Technology	8.2
Telecommunication Services	6.9
Industrials	5.9
Materials	2.6
Consumer Discretionary	1.9
Consumer Staples	1.7
Investment Fund	15.8
Other Assets/Liabilities (Net)	(12.2)
Total	100.0%

Touchstone Sands Capital Select Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	39.1%
Consumer Discretionary	24.1
Health Care	19.7
Energy	11.3
Materials	2.8
Investment Funds	6.5
Other Assets/Liabilities (Net)	(3.5)
Total	100.0%

Touchstone Short Duration Fixed Income Fund
Credit Quality**	(% of Investment Securities)
AAA	68.0%
AA	5.3
A	15.1
BBB	11.6
Total	100.0%

Touchstone Small Cap Core Fund
Sector Allocation*	(% of Net Assets)
Financials	23.2%
Industrials	15.9
Consumer Discretionary	14.8
Materials	14.0
Information Technology	9.3
Consumer Staples	7.8
Energy	7.0
Health Care	4.9
Investment Funds	15.0
Other Assets/Liabilities (Net)	(11.9)
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

** Composite of Standard & Poor's and Moody's and Fitch ratings.

5

Tabular Presentation of Portfolios of Investments (Unaudited)

March 31, 2013 (Continued)

Touchstone Small Cap Value Fund
Sector Allocation*	(% of Net Assets)
Financials	25.7%
Industrials	17.8
Information Technology	16.4
Consumer Discretionary	12.5
Materials	10.9
Energy	5.1
Health Care	4.3
Consumer Staples	3.5
Utilities	1.4
Investment Funds	10.0
Other Assets/Liabilities (Net)	(7.6)
Total	100.0%

Touchstone Total Return Bond Fund
Credit Quality**	(% of Investment Securities)
Aaa	59.4%
Aa	4.9
A	12.0
Baa	17.1
Ba	2.5
B	2.4
NR	1.7
Total	100.0%

Touchstone Ultra Short Duration Fixed Income Fund
Credit Quality**	(% of Investment Securities)
AAA	35.0%
AA	16.0
A	19.8
BBB	21.4
BB	0.1
B	0.1
CCC	0.3
NR	7.3
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

** Composite of Standard & Poor's and Moody's and Fitch ratings.

6

Portfolio of Investments

Touchstone Emerging Markets Equity Fund – March 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 97.8%

Brazil — 9.9%
All America Latina Logistica SA	1,027,153	$5,113,527
Banco Bradesco SA (Preference)	558,683	9,424,974
Gerdau SA (Preference)	623,331	4,771,956
Lojas Americanas SA (Preference)	1,110,431	9,578,034
Lojas Renner SA	293,873	10,944,888
Petroleo Brasileiro SA (Preference)	777,359	7,066,725
Vale SA ADR†	187,673	3,244,866
Vale SA (Preference)	212,975	3,524,377
		53,669,347

India — 8.9%
Bharat Forge Ltd.*	969,016	3,692,423
Bharat Heavy Electricals Ltd.	969,422	3,157,087
Bharti Airtel Ltd.*	1,764,768	9,473,249
ITC Ltd.	1,966,493	11,196,527
Mahindra & Mahindra Ltd.	594,366	9,419,088
Oil & Natural Gas Corp. Ltd.*	1,191,670	6,827,711
Reliance Industries Ltd.	282,688	4,020,047
Reliance Industries Ltd. GDR, 144a	13,290	378,499
		48,164,631

South Africa — 7.7%
Aveng Ltd.	1,329,517	4,665,809
Foschini Group Ltd.	974,605	11,955,613
Impala Platinum Holdings Ltd.	381,634	5,627,828
Massmart Holdings Ltd.	175,034	3,621,439
MTN Group Ltd.	371,018	6,515,501
Woolworths Holdings Ltd.	1,260,141	9,675,155
		42,061,345

Mexico — 7.5%
America Movil SAB de CV, Series L ADR	243,444	5,102,586
Fomento Economico Mexicano SAB de CV ADR	59,443	6,746,780
Grupo Financiero Banorte SAB de CV - Class O	1,396,820	11,159,677
Kimberly-Clark de Mexico SAB de CV - Class A	2,858,797	9,977,998
Wal-Mart de Mexico SAB de CV - Class A	2,390,959	7,820,519
		40,807,560

Bermuda — 6.3%
Credicorp Ltd.	65,101	10,810,021
First Pacific Co. Ltd.	8,461,367	11,467,054
VTech Holdings Ltd.†	971,052	11,840,191
		34,117,266

Cayman Islands — 5.6%
ASM Pacific Technology Ltd.	1,038,781	11,414,808
Daphne International Holdings Ltd.	8,830,445	11,091,309
Tingyi Cayman Islands Holding Corp.	3,084,510	8,046,497
		30,552,614

Korea — 5.5%
BS Financial Group, Inc.	559,527	7,593,796
POSCO	9,814	2,884,395
Samsung Electronics Co. Ltd.	11,095	15,057,927
Shinhan Financial Group Co. Ltd.	126,466	4,529,633
		30,065,751

Thailand — 5.5%
Kasikornbank PCL	1,909,016	13,624,189
PTT Exploration & Production PCL	1,230,370	6,239,028
Siam Cement PCL	132,814	2,195,048
Siam Cement PCL (Non- Voting)	151,425	2,481,953
Thai Oil PCL	2,434,023	5,319,360
		29,859,578

Hong Kong — 5.5%
China Overseas Land & Investment Ltd.	3,583,261	9,878,427
CNOOC Ltd.	3,928,077	7,549,956
Wharf Holdings Ltd.	1,385,127	12,347,848
		29,776,231

Turkey — 5.4%
Akbank TAS	1,102,180	5,787,161
Trakya Cam Sanayi AS*	4,528,346	7,082,970
Tupras Turkiye Petrol Rafine	231,312	6,967,615
Turkcell Iletisim Hizmetleri AS*	960,674	6,451,218
Turkiye Garanti Bankasi AS	575,182	3,051,869
		29,340,833

China — 4.8%
China BlueChemical Ltd.	8,686,968	5,382,809
Industrial & Commercial Bank of China - Class H	13,723,761	9,617,620
PetroChina Co. Ltd. - Class H	4,000,945	5,246,938
Weichai Power Co. Ltd. - Class H	1,827,979	6,087,338
		26,334,705

Taiwan — 4.2%
Giant Manufacturing Co. Ltd.	1,802,830	10,158,912
Taiwan Semiconductor Manufacturing Co. Ltd.	3,734,355	12,488,437
		22,647,349

Indonesia — 3.9%
Bank Mandiri Persero Tbk PT	10,474,002	10,778,494
Telekomunikasi Indonesia Tbk PT	9,019,070	10,209,392
		20,987,886

United Kingdom — 3.1%
Fresnillo PLC	305,062	6,285,448
SABMiller PLC	201,102	10,584,801
		16,870,249

Malaysia — 2.4%
British American Tobacco Malaysia Bhd	362,903	7,322,519
CIMB Group Holdings Bhd	2,390,193	5,905,046
		13,227,565

Canada — 2.0%
Eldorado Gold Corp.	456,612	4,364,525

7

Touchstone Emerging Markets Equity Fund

March 31, 2013 (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.8% (Continued)

Canada — (Continued)
Yamana Gold, Inc.	422,053	$6,502,072
		10,866,597

Jersey — 1.8%
Randgold Resources Ltd. ADR	116,564	10,022,173

Luxembourg — 1.7%
Tenaris SA ADR†	225,728	9,205,188

South Korea — 1.4%
Hankook Tire Co. Ltd.	181,710	7,847,533

Singapore — 1.3%
Keppel Land Ltd.	2,248,189	7,141,424

Chile — 1.3%
Enersis SA	17,755,107	6,865,183

Israel — 1.1%
Teva Pharmaceutical Industries Ltd. ADR	152,296	6,043,105

Czech Republic — 0.9%
CEZ AS	173,678	5,083,014

United States — 0.1%
Southern Copper Corp.	10,025	376,639
Total Common Stocks		$531,933,766

Investment Funds— 3.4%
Invesco Government & Agency Portfolio, Institutional Class**	7,893,533	7,893,533
Touchstone Institutional Money Market Fund^	10,750,610	10,750,610
Total Investment Funds		$18,644,143

Total Investment Securities —101.2%
(Cost $526,004,379)		$550,577,909

Liabilities in Excess of Other Assets — (1.2%)		(6,437,373)

Net Assets — 100.0%		$544,140,536

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2013 was $7,662,254.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities were valued at $378,499 or 0.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$531,933,766	$—	$—	$531,933,766
Investment Funds	18,644,143	—	—	18,644,143
				$550,577,909

8

Touchstone Emerging Markets Equity Fund

March 31, 2013 (Unaudited) (Continued)

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund's investments that were valued using unobservable inputs for the period ended March 31, 2013:

Measurements Using Unobservable Inputs (Level 3)

	Common Stock
	South
Assets	Korea		Total
Beginning balance	$7,297,728		$7,297,728
Net change in unrealized appreciation/depreciation	(29,536)		(29,536)
Net transfers out of Level 3	(7,268,192	)(a)	(7,268,192)
Ending balance	$—		$—

(a)Transferred from Level 3 to Level 1 due to availability of observable valuation inputs.

See accompanying Notes to Financial Statements.

9

Portfolio of Investments

Touchstone Focused Equity Fund – March 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 95.1%

Financials — 18.5%
Allstate Corp. (The)	90,657	$4,448,539
Bank of America Corp.	513,097	6,249,521
Bank of New York Mellon Corp. (The)	289,382	8,099,802
CME Group, Inc.	41,267	2,533,381
Goldman Sachs Group, Inc. (The)	53,103	7,814,106
		29,145,349

Industrials — 15.4%
Alliant Techsystems, Inc.	85,106	6,164,228
Esterline Technologies Corp.*	50,147	3,796,128
General Dynamics Corp.	41,552	2,929,832
Kennametal, Inc.	69,054	2,695,868
Oshkosh Corp.*	80,595	3,424,482
Universal Forest Products, Inc.	132,343	5,268,575
		24,279,113

Information Technology — 12.7%
Adobe Systems, Inc.*	87,820	3,821,048
Apple, Inc.	10,009	4,430,284
Avnet, Inc.*	73,792	2,671,270
Google, Inc. - Class A*	8,238	6,541,219
Microsoft Corp.	88,947	2,544,774
		20,008,595

Consumer Staples — 12.2%
CVS Caremark Corp.	45,596	2,507,324
Mondelez International, Inc. - Class A	272,201	8,332,073
Sysco Corp.	173,254	6,093,343
Tesco PLC ADR	131,979	2,305,673
		19,238,413

Consumer Discretionary — 10.9%
Carnival Corp.	119,262	4,090,687
International Speedway Corp. - Class A	93,771	3,064,436
Royal Caribbean Cruises Ltd.	102,843	3,416,444
Sotheby's	46,436	1,737,171
Speedway Motorsports, Inc.	107,726	1,937,991
Time Warner Cable, Inc.	31,278	3,004,565
		17,251,294

Energy — 10.4%
Devon Energy Corp.	64,151	3,619,399
Exxon Mobil Corp.	38,865	3,502,125
Halliburton Co.	61,703	2,493,418
National Oilwell Varco, Inc.	48,509	3,432,012
World Fuel Services Corp.	83,497	3,316,501
		16,363,455

Health Care — 7.9%
Owens & Minor, Inc.†	180,205	5,867,475
WellPoint, Inc.	99,687	6,602,270
		12,469,745

Telecommunication Services — 7.1%
France Telecom SA ADR	359,703	3,654,582
KDDI Corp. ADR	361,475	7,518,680
		11,173,262
Total Common Stocks		$149,929,226

Investment Funds— 7.6%
Invesco Government & Agency Portfolio, Institutional Class**	4,454,850	4,454,850
Touchstone Institutional Money Market Fund^	7,455,749	7,455,749
Total Investment Funds		$11,910,599

Total Investment Securities —102.7%
(Cost $147,935,605)		$161,839,825

Liabilities in Excess of Other Assets — (2.7%)		(4,199,010)

Net Assets — 100.0%		$157,640,815

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2013 was $4,363,887.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$149,929,226	$—	$—	$149,929,226
Investment Funds	11,910,599	—	—	11,910,599
				$161,839,825

See accompanying Notes to Financial Statements.

10

Portfolio of Investments

Touchstone Global Real Estate Fund – March 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 97.9%

United States — 46.1%
Acadia Realty Trust REIT	8,120	$225,492
Apartment Investment & Management Co. REIT	11,180	342,779
AvalonBay Communities, Inc. REIT	2,380	301,475
BioMed Realty Trust, Inc. REIT	3,710	80,136
Boston Properties, Inc. REIT	4,505	455,275
Camden Property Trust REIT	6,310	433,371
Coresite Realty Corp. REIT	2,941	102,876
CubeSmart REIT	15,248	240,918
DDR Corp. REIT	14,750	256,945
Digital Realty Trust, Inc. REIT	1,672	111,874
Douglas Emmett, Inc. REIT	8,260	205,922
Duke Realty Corp. REIT	24,350	413,463
Equity Residential REIT	4,993	274,915
Extra Space Storage, Inc. REIT	8,929	350,642
First Industrial Realty Trust, Inc. REIT	14,060	240,848
General Growth Properties, Inc. REIT	22,003	437,420
HCP, Inc. REIT	9,910	494,113
Health Care REIT, Inc. REIT	354	24,040
Host Hotels & Resorts, Inc. REIT	28,123	491,871
Hudson Pacific Properties, Inc. REIT	7,090	154,208
Lexington Realty Trust REIT	4,580	54,044
Post Properties, Inc. REIT	5,280	248,688
ProLogis, Inc. REIT	9,188	367,336
Public Storage REIT	1,400	213,248
Ramco-Gershenson Properties Trust REIT	7,880	132,384
Simon Property Group, Inc. REIT	8,026	1,272,603
SL Green Realty Corp. REIT	8,400	723,324
STAG Industrial, Inc. REIT	1,520	32,330
Starwood Hotels & Resorts Worldwide, Inc.	2,850	181,630
Strategic Hotels & Resorts, Inc. REIT*	17,683	147,653
Sunstone Hotel Investors, Inc. REIT*	18,100	222,811
Taubman Centers, Inc. REIT	2,700	209,682
UDR, Inc. REIT	726	17,563
Ventas, Inc. REIT	10,112	740,198
Weyerhaeuser Co. REIT	4,943	155,111
		10,357,188

Japan — 12.1%
Aeon Mall Co. Ltd.	1,500	45,637
Daiwa House REIT Investment Corp.	12	100,961
Frontier Real Estate Investment Corp. REIT	3	34,196
Industrial & Infrastructure Fund Investment Corp. REIT	14	154,523
Japan Real Estate Investment Corp. REIT	9	124,385
Japan Retail Fund Investment Corp. REIT	20	49,503
Mitsubishi Estate Co. Ltd.	26,000	732,204
Mitsui Fudosan Co. Ltd.	24,000	681,234
Nippon Building Fund, Inc. REIT	9	125,819
Nippon Prologis REIT, Inc.*	19	206,884
NTT Urban Development Corp.	16	19,172
Sumitomo Realty & Development Co. Ltd.	9,000	348,489
Tokyo Tatemono Co. Ltd.	5,000	35,482
Tokyu Land Corp.	5,000	46,848
United Urban Investment Corp. REIT	17	27,703
		2,733,040

Hong Kong — 9.0%
Cheung Kong Holdings Ltd.	16,000	236,211
Hang Lung Properties Ltd.	77,200	288,410
Henderson Land Development Co. Ltd.	14,000	95,767
Link REIT (The) REIT	52,300	284,995
Shimao Property Holdings Ltd.	17,500	33,591
Sino Land Co. Ltd.	18,000	30,516
Sun Hung Kai Properties Ltd.	45,380	611,493
Swire Properties Ltd.	5,200	18,455
Wharf Holdings Ltd.	32,199	287,041
Yuexiu Real Estate Investment Trust REIT	236,000	134,074
		2,020,553

Australia — 6.7%
Dexus Property Group REIT	59,837	64,791
Goodman Group REIT	37,436	186,307
GPT Group REIT	58,700	226,738
Mirvac Group REIT	35,049	59,116
Stockland REIT	62,300	236,751
Westfield Group REIT	57,920	654,289
Westfield Retail Trust REIT	27,075	85,131
		1,513,123

Singapore — 6.4%
Ascendas Real Estate Investment Trust REIT	96,800	202,910
CapitaLand Ltd.	94,000	267,521
CapitaMall Trust REIT	150,000	252,751
City Developments Ltd.	8,000	73,076
First Real Estate Investment Trust REIT	125,000	125,972
Global Logistic Properties Ltd.	69,250	146,277
Keppel Land Ltd.	44,000	139,767
Suntec Real Estate Investment Trust REIT	161,000	233,644
		1,441,918

United Kingdom — 5.2%
British Land Co. PLC REIT	37,592	310,444
Derwent London PLC REIT	7,880	257,666
Development Securities PLC	12,980	29,682
Great Portland Estates PLC REIT	19,820	149,343
Hammerson PLC REIT	21,020	157,108
Land Securities Group PLC REIT	22,070	278,000
		1,182,243

France — 3.9%
Klepierre REIT	5,299	208,158
Unibail-Rodamco SE REIT	2,879	670,556
		878,714

Canada — 3.6%
Brookfield Office Properties, Inc.	6,105	104,811
Canadian Apartment Properties REIT†	11,165	277,188

11

Touchstone Global Real Estate Fund

March 31, 2013 (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.9% (Continued)

Canada — (Continued)
Canadian Real Estate Investment Trust REIT	4,780	$211,556
H&R Real Estate Investment Trust REIT	958	22,058
Morguard Real Estate Investment Trust REIT	9,297	163,088
Primaris Retail Real Estate Investment Trust REIT	979	26,242
		804,943

Netherlands — 1.1%
Corio NV REIT	2,325	108,468
Eurocommercial Properties NV REIT	1,806	66,106
Vastned Retail NV REIT	1,644	68,173
		242,747

Bermuda — 1.0%
Hongkong Land Holdings Ltd.	30,065	222,782

Germany — 0.9%
Alstria Office REIT-AG	17,730	199,773

Cayman Islands — 0.9%
Longfor Properties Co. Ltd.	50,500	83,532
New World Development Co. Ltd.	68,000	115,106
		198,638

Sweden — 0.7%
Hufvudstaden AB - Class A	12,516	157,109

China — 0.3%
PSP Swiss Property AG	194	17,677
Swiss Prime Site AG	685	55,454
		73,131
Total Common Stocks		$22,025,902

Investment Funds— 1.3%
Invesco Government & Agency Portfolio, Institutional Class**	82,560	82,560
Touchstone Institutional Money Market Fund^	206,438	206,438
Total Investment Funds		$288,998

Total Investment Securities —99.2%
(Cost $20,329,877)		$22,314,900

Other Assets in Excess of Liabilities — 0.8%		169,423

Net Assets — 100.0%		$22,484,323

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2013 was $79,445.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$22,025,902	$—	$—	$22,025,902
Investment Funds	288,998	—	—	288,998
				$22,314,900

See accompanying Notes to Financial Statements.

12

Portfolio of Investments

Touchstone International Fixed Income Fund – March 31, 2013 (Unaudited)

Principal		Market
Amount(A)		Value

	Corporate Bonds— 46.5%

	Financials — 42.0%
$70,000,000	Asian Development Bank MTN (JPY),
	2.350%, 6/21/27	$884,782
300,000	Asian Development Bank MTN (NOK),
	2.000%, 8/29/17	51,375
200,000	Barclays Bank PLC, 5.200%, 7/10/14	210,920
200,000	Danske Bank A/S, 144a,
	3.875%, 4/14/16	212,650
300,000	Derwent London Capital Jersey Ltd.
	(GBP), 2.750%, 7/15/16	517,603
40,000,000	Deutsche Bank AG/London (EUR),
	0.000%, 3/19/14	511,691
400,000	Dexia Credit Local SA (GBP),
	0.915%, 4/1/14(B)	605,692
50,000,000	Dexia Municipal Agency SA (JPY),
	1.800%, 5/9/17	539,161
450,000	European Financial Stability Facility
	(EUR), 2.750%, 7/18/16	617,780
150,000	European Investment Bank (GBP),
	6.000%, 12/7/28	306,778
40,000,000	European Investment Bank (JPY),
	1.900%, 1/26/26	467,158
90,000,000	European Investment Bank (JPY),
	2.150%, 1/18/27	1,074,047
500,000	European Union (EUR),
	2.750%, 9/21/21	699,560
85,000	European Union (EUR), 3.500%, 6/4/21	125,374
300,000	German Postal Pensions Securitisation
	PLC (EUR), 3.375%, 1/18/16	413,435
100,000	INTU Jersey Ltd. (GBP),
	2.500%, 10/4/18	159,771
300,000	Kreditanstalt fuer Wiederaufbau (EUR),
	1.500%, 7/30/14	498,769
90,000,000	Kreditanstalt fuer Wiederaufbau (EUR),
	2.600%, 6/20/37	1,160,456
500,000	Kreditanstalt fuer Wiederaufbau (EUR),
	3.375%, 1/18/21	737,917
300,000	LCR Finance PLC (GBP),
	4.500%, 12/7/28	543,577
400,000	Merrill Lynch & Co., Inc. (EUR),
	0.510%, 5/30/14(B)	510,869
2,200,000	Nordic Investment Bank (NOK),
	2.125%, 8/9/17	377,794
300,000	Northern Rock Asset Management
	PLC (EUR), 3.875%, 11/16/20	436,260
250,000	Northern Rock Asset Management
	PLC (EUR), 4.125%, 3/27/17	357,879
1,000,000	Stadshypotek AB (SEK),
	6.000%, 3/18/15	166,541
250,000	Temasek Financial III Pte Ltd. (SGD),
	0.000%, 10/24/14	214,677
		12,402,516

	Communications — 3.1%
429,200	Cap Gemini SA (EUR), 3.500%, 1/1/14	212,256
100,000	ITV PLC, 4.000%, 11/9/16	287,633
100,000	Nara Cable Funding Ltd. (EUR),
	8.875%, 12/1/18	134,274
100,000	WPP PLC (GBP), 5.750%, 5/19/14	271,831
		905,994

	Industrials — 1.4%
100,000	Rexel SA (EUR), 7.000%, 12/17/18	140,812
200,000	Xefin Lux SCA (EUR), 8.000%, 6/1/18	276,880
		417,692
	Total Corporate Bonds	$13,726,202

	Sovereign Government Obligations — 48.9%
250,000	Belgium Government Bond, Ser 56
	(EUR), 3.500%, 3/28/15	341,367
500,000	Bundesobligation (EUR),
	0.500%, 4/7/17	649,926
500,000	Bundesrepublik Deutschland (EUR),
	2.250%, 9/4/20	709,442
500,000	Bundesrepublik Deutschland (EUR),
	4.000%, 1/4/18	753,858
580,000	Canadian Government Bond (CAD),
	4.000%, 6/1/16	621,571
570,000	Canadian Government Bond (CAD),
	5.000%, 6/1/14	586,934
100,000,000	Development Bank of Japan, Inc.
	(JPY), 1.700%, 9/20/22	1,177,054
300,000	France Government Bond OAT (EUR),
	2.250%, 10/25/22	392,155
500,000	France Government Bond OAT (EUR),
	5.000%, 10/25/16	742,464
150,000	Ireland Government Bond (EUR),
	5.500%, 10/18/17	212,727
500,000	Italy Buoni Poliennali Del Tesoro (EUR),
	2.000%, 6/1/13	641,824
500,000	Italy Buoni Poliennali Del Tesoro (EUR),
	3.750%, 3/1/21	627,521
500,000	Italy Buoni Poliennali Del Tesoro (EUR),
	4.750%, 8/1/23	647,145
1,000,000	Italy Buoni Poliennali del Tesoro
	Coupon Strip (EUR), 0.000%, 5/1/29	543,407
60,000,000	Japan Finance Organization for
	Municipalities (JPY), 2.000%, 5/9/16	676,727
5,000,000	Mexican Bonos, Ser M20 (MXN),
	8.000%, 12/7/23(C)	505,068
3,000,000	Mexican Bonos, Ser M20 (MXN),
	10.000%, 12/5/24(C)	349,262
3,500,000	Norway Government Bond (NOK),
	2.000%, 5/24/23	590,789
500,000	Portugal Obrigacoes do Tesouro OT
	(EUR), 4.200%, 10/15/16	631,851
200,000	Portugal Obrigacoes do Tesouro OT
	(EUR), 4.375%, 6/16/14	259,961
2,900,000	South Africa Government Bond (ZAR),
	7.250%, 1/15/20	329,444

13

Touchstone International Fixed Income Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Sovereign Government Obligations — 48.9% (Continued)
$2,000,000	Spain Government Bond Principal
	Strip (EUR), 0.000%, 1/31/37	$653,187
4,000,000	Sweden Government Bond (SEK),
	1.500%, 11/13/23	595,831
4,500,000	Sweden Government Bond, Ser 1049
	(SEK), 4.500%, 8/12/15	746,117
250,000	United Kingdom Gilt (GBP),
	8.000%, 12/7/15	459,104
	Total Sovereign Government Obligations	$14,444,736

	U.S. Treasury Obligation — 0.7%
200,000	U.S. Treasury Note, 3.000%, 2/28/17	219,000

Shares

	Investment Fund — 1.9%
550,506	Touchstone Institutional Money Market Fund^	550,506

	Total Investment Securities —98.0%
	(Cost $29,014,392)	$28,940,444

	Other Assets in Excess of Liabilities —2.0%	582,409

	Net Assets — 100.0%	$29,522,853

(A)	Principal amount stated in U.S. dollars unless otherwise noted.

(B)	Variable rate security - the rate reflected is the rate in effect as of March 31, 2013.

(C)	Amount shown represents units. One unit represents a principal amount of 100.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

AUD - Australian Dollar	MXN - Mexican Peso

BRL - Brazil Real	NOK - Norwegian Krone

CAD - Canadian Dollar	NZD - New Zealand Dollar

CHF - Swiss Franc	PLC - Public Limited Company

EUR - Euro	PLN - Polish Zloty

GBP - British Pound	SEK - Swedish Krona

HKD - Hong Kong Dollar	SGD - Singapore Dollar

INR - Indian Rupee	TRY - Turkey Lira

JPY - Japanese Yen	ZAR - South African Rand

MTN - Medium Term Note

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities were valued at $212,650 or 0.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$13,726,202	$—	$13,726,202
Sovereign Government Obligations	—	14,444,736	—	14,444,736
U.S. Treasury Obligation	—	219,000	—	219,000
Investment Fund	550,506	—	—	550,506
				$28,940,444

	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Assets:
Forward Currency Contracts	$—	$727,997	$—	$727,997
Liabilities:
Forward Currency Contracts	$—	$(519,448)	$—	$(519,448)

* Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation).

14

Touchstone International Fixed Income Fund

March 31, 2013 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Value Date	Receive		Deliver		(Depreciation)

Brown Brothers Harriman	04/05/2013	CAD	189,000	USD	186,017	$3
Brown Brothers Harriman	04/05/2013	CAD	(189,000)	USD	(183,702)	(2,317)
Brown Brothers Harriman	04/05/2013	EUR	1,009,500	USD	1,296,315	(2,217)
Brown Brothers Harriman	04/05/2013	EUR	886,500	USD	1,161,324	(24,902)
Brown Brothers Harriman	04/05/2013	EUR	(1,896,000)	USD	(2,479,285)	48,766
Brown Brothers Harriman	04/05/2013	GBP	225,500	USD	342,239	383
Brown Brothers Harriman	04/05/2013	GBP	(225,500)	USD	(342,407)	(216)
Brown Brothers Harriman	04/05/2013	MXN	2,196,500	USD	176,540	1,158
Brown Brothers Harriman	04/05/2013	MXN	(2,196,500)	USD	(177,952)	254
Brown Brothers Harriman	04/05/2013	NOK	3,440,500	USD	589,839	(974)
Brown Brothers Harriman	04/05/2013	NOK	(3,440,500)	USD	(603,075)	14,210
Brown Brothers Harriman	04/05/2013	SEK	3,772,000	USD	580,103	(1,371)
Brown Brothers Harriman	04/05/2013	SEK	(3,772,000)	USD	(591,248)	12,516
Brown Brothers Harriman	04/05/2013	ZAR	1,480,000	USD	161,274	(497)
Brown Brothers Harriman	04/05/2013	ZAR	(1,480,000)	USD	(164,227)	3,450
Brown Brothers Harriman	04/16/2013	AUD	226,000	CAD	233,199	1,769
Brown Brothers Harriman	04/16/2013	AUD	260,000	GBP	268,282	2,035
Brown Brothers Harriman	04/16/2013	AUD	(486,000)	JPY	(498,495)	(6,790)
Brown Brothers Harriman	04/16/2013	BRL	1,285,678	EUR	646,703	(11,828)
Brown Brothers Harriman	04/16/2013	CAD	(231,734)	AUD	(233,199)	5,174
Brown Brothers Harriman	04/16/2013	CAD	200,000	CHF	200,652	(3,853)
Brown Brothers Harriman	04/16/2013	CAD	600,000	PLN	601,956	(11,559)
Brown Brothers Harriman	04/16/2013	CHF	(182,572)	CAD	(200,652)	8,283
Brown Brothers Harriman	04/16/2013	CHF	100,000	EUR	109,830	(4,464)
Brown Brothers Harriman	04/16/2013	CHF	170,000	JPY	186,711	(7,588)
Brown Brothers Harriman	04/16/2013	EUR	(475,000)	BRL	(646,703)	37,748
Brown Brothers Harriman	04/16/2013	EUR	(81,048)	CHF	(109,830)	5,926
Brown Brothers Harriman	04/16/2013	EUR	(500,000)	GBP	(675,745)	34,740
Brown Brothers Harriman	04/16/2013	EUR	(143,174)	HKD	(193,439)	9,888
Brown Brothers Harriman	04/16/2013	EUR	1,500,000	JPY	2,030,705	(107,690)
Brown Brothers Harriman	04/16/2013	EUR	(900,000)	JPY	(1,215,104)	61,295
Brown Brothers Harriman	04/16/2013	EUR	371,761	NZD	503,291	(26,690)
Brown Brothers Harriman	04/16/2013	EUR	(200,000)	PLN	(273,553)	17,151
Brown Brothers Harriman	04/16/2013	EUR	1,450,000	USD	1,959,835	(100,920)
Brown Brothers Harriman	04/16/2013	EUR	(2,386,000)	USD	(3,224,941)	166,066
Brown Brothers Harriman	04/16/2013	GBP	(170,329)	AUD	(268,282)	9,502
Brown Brothers Harriman	04/16/2013	GBP	431,720	EUR	675,745	(19,835)
Brown Brothers Harriman	04/16/2013	GBP	125,000	SEK	195,655	(5,743)
Brown Brothers Harriman	04/16/2013	GBP	(982,000)	USD	(1,537,046)	45,097
Brown Brothers Harriman	04/16/2013	GBP	(1,022,221)	USD	(1,600,000)	46,945
Brown Brothers Harriman	04/16/2013	GBP	412,550	ZAR	631,264	(4,479)
Brown Brothers Harriman	04/16/2013	GBP	(400,000)	ZAR	(631,256)	23,538
Brown Brothers Harriman	04/16/2013	HKD	1,500,000	EUR	193,439	(183)
Brown Brothers Harriman	04/16/2013	HKD	1,594,000	USD	205,640	(274)
Brown Brothers Harriman	04/16/2013	INR	32,292,000	USD	600,000	(8,256)

15

Touchstone International Fixed Income Fund

March 31, 2013 (Unaudited) (Continued)

						Unrealized
		Contract to				Appreciation/
Counterparty	Value Date	Receive		Deliver		(Depreciation)

Brown Brothers Harriman	04/16/2013	JPY	46,631,700	AUD	498,495	$(3,063)
Brown Brothers Harriman	04/16/2013	JPY	(17,422,110)	CHF	(186,711)	1,612
Brown Brothers Harriman	04/16/2013	JPY	113,484,600	EUR	1,215,104	(9,403)
Brown Brothers Harriman	04/16/2013	JPY	(189,688,500)	EUR	(2,030,705)	15,387
Brown Brothers Harriman	04/16/2013	JPY	(36,705,350)	MXN	(394,815)	4,845
Brown Brothers Harriman	04/16/2013	JPY	41,475,334	SEK	443,373	(2,724)
Brown Brothers Harriman	04/16/2013	JPY	(52,558,000)	TRY	(566,316)	7,921
Brown Brothers Harriman	04/16/2013	JPY	560,474,454	USD	5,990,983	(36,305)
Brown Brothers Harriman	04/16/2013	JPY	(564,024,000)	USD	(6,000,000)	7,610
Brown Brothers Harriman	04/16/2013	JPY	57,607,000	ZAR	615,986	(3,949)
Brown Brothers Harriman	04/16/2013	JPY	(57,168,925)	ZAR	(616,108)	8,725
Brown Brothers Harriman	04/16/2013	MXN	5,000,000	JPY	394,815	9,264
Brown Brothers Harriman	04/16/2013	NZD	(600,000)	EUR	(503,291)	1,904
Brown Brothers Harriman	04/16/2013	NZD	358,299	USD	300,000	(589)
Brown Brothers Harriman	04/16/2013	PLN	(1,870,428)	CAD	(601,956)	28,577
Brown Brothers Harriman	04/16/2013	PLN	842,640	EUR	273,553	(15,242)
Brown Brothers Harriman	04/16/2013	PLN	1,559,045	USD	500,000	(22,075)
Brown Brothers Harriman	04/16/2013	SEK	(1,245,454)	GBP	(195,655)	4,613
Brown Brothers Harriman	04/16/2013	SEK	(2,821,960)	JPY	(443,373)	10,509
Brown Brothers Harriman	04/16/2013	SEK	(2,600,000)	TRY	(411,706)	12,889
Brown Brothers Harriman	04/16/2013	TRY	1,000,000	JPY	566,316	(14,931)
Brown Brothers Harriman	04/16/2013	TRY	726,990	SEK	411,706	(10,855)
Brown Brothers Harriman	04/16/2013	ZAR	5,635,224	GBP	631,256	(19,991)
Brown Brothers Harriman	04/16/2013	ZAR	(5,635,224)	GBP	(631,264)	19,999
Brown Brothers Harriman	04/16/2013	ZAR	5,500,000	JPY	616,108	(19,512)
Brown Brothers Harriman	04/16/2013	ZAR	(5,500,000)	JPY	(615,986)	19,389
Brown Brothers Harriman	04/16/2013	ZAR	2,699,925	USD	300,000	(7,133)
Brown Brothers Harriman	04/16/2013	ZAR	(2,699,925)	USD	(302,259)	9,392
Brown Brothers Harriman	05/07/2013	CAD	(189,000)	USD	(185,892)	7
Brown Brothers Harriman	05/07/2013	EUR	(1,009,500)	USD	(1,296,567)	2,190
Brown Brothers Harriman	05/07/2013	GBP	225,500	USD	342,350	212
Brown Brothers Harriman	05/07/2013	MXN	2,196,500	USD	177,453	(307)
Brown Brothers Harriman	05/07/2013	NOK	(3,440,500)	USD	(589,080)	964
Brown Brothers Harriman	05/07/2013	SEK	(3,772,000)	USD	(579,690)	1,361
Brown Brothers Harriman	05/07/2013	ZAR	(1,480,000)	USD	(160,573)	496
Brown Brothers Harriman	05/08/2013	GBP	(114,000)	USD	(172,456)	(723)
Brown Brothers Harriman	05/08/2013	JPY	(56,225,000)	USD	(601,681)	4,234
						$208,549

See accompanying Notes to Financial Statements.

16

Portfolio of Investments

Touchstone Merger Arbitrage Fund – March 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 78.1%

Financials — 25.4%
Alterra Capital Holdings Ltd.	419,100	$13,201,650
Artio Global Investors, Inc.	2,234,994	6,079,184
Brooklyn Federal BanCorp, Inc.	134,865	—
Citizens Republic Bancorp, Inc.*	492,250	11,100,238
CreXus Investment Corp. REIT	1,035,883	13,487,197
Duff & Phelps Corp. - Class A	302,819	4,696,723
First California Financial Group, Inc.*	571,441	4,868,677
First Financial Holdings, Inc.	1,000	20,959
Firstcity Financial Corp.*	464,521	4,561,596
Hudson City Bancorp, Inc.	974,200	8,417,088
Knight Capital Group, Inc. - Class A*	1,989,232	7,399,943
Mission West Properties, Inc. REIT	451,600	—
Netspend Holdings, Inc.*	874,800	13,900,572
NYSE Euronext	318,900	12,322,296
PVF Capital Corp.*	1,181,900	4,680,324
Roma Financial Corp.	498,212	8,001,285
Spirit Realty Capital, Inc. REIT	270,700	5,143,300
Virginia Commerce Bancorp, Inc.*	200,192	2,812,698
		120,693,730

Consumer Discretionary — 12.8%
Ameristar Casinos, Inc.	411,874	10,803,455
Arbitron, Inc.	179,500	8,413,165
Hot Topic, Inc.	360,800	5,007,904
K-Swiss, Inc. - Class A*	1,320,500	6,259,170
OfficeMax, Inc.	385,500	4,475,655
Outdoor Channel Holdings, Inc.	214,429	1,912,707
Virgin Media, Inc.	222,400	10,890,928
WMS Industries, Inc.*	510,400	12,867,184
		60,630,168

Industrials — 9.0%
Asset Acceptance Capital Corp.*	89,498	603,217
Cascade Corp.	148,131	9,625,552
EDAC Technologies Corp.*	227,300	4,214,142
EnergySolutions, Inc.*	1,125,980	4,222,425
Gardner Denver, Inc.	68,200	5,122,502
Sauer-Danfoss, Inc.	242,758	14,184,350
Seacube Container Leasing Ltd.	207,600	4,766,496
		42,738,684

Information Technology — 8.3%
Acme Packet, Inc.*	404,291	11,813,383
Compuware Corp.*	409,000	5,112,500
Cymer, Inc.*	136,400	13,108,040
Dell, Inc.	320,700	4,595,631
Pervasive Software, Inc.*	513,022	4,704,412
		39,333,966

Consumer Staples — 5.8%
Grupo Modelo S.A. de C.V.	1,499,100	13,551,864
HJ Heinz Co.	196,700	14,215,509
		27,767,373

Health Care — 4.8%
American Medical Corp.	21,600	—
Assisted Living Concepts, Inc. - Class A	210,657	2,504,712
Coventry Health Care, Inc.	359,400	16,902,582
Obagi Medical Products, Inc.*	173,830	3,433,142
		22,840,436

Materials — 4.7%
Aurizon Mines Ltd.*	1,655,218	7,299,511
Metals USA Holdings Corp.	406,825	8,400,936
Orko Silver Corp.*	3,073,600	6,823,392
		22,523,839

Telecommunication Services — 3.3%
Clearwire Corp. - Class A*	2,963,800	9,602,712
Sprint Nextel Corp.*	1,008,700	6,264,027
		15,866,739

Energy — 2.9%
Plains Exploration & Production Co.*	288,500	13,695,095

Utilities — 1.1%
CH Energy Group, Inc.	78,912	5,160,056
Total Common Stocks		$371,250,086

Preferred Stocks— 2.5%

Financials — 2.5%
GMAC Capital Trust I, 8.13%(A)	239,600	6,517,120
Goldman Sachs Group, Inc. (The), 6.13%	196,800	5,282,112
Total Preferred Stocks		$11,799,232

Principal
Amount

	Asset-Backed Securities — 1.1%
$2,462,500	Domino's Pizza Master Issuer LLC, Ser
	2012-1A, Class A2, 144a,
	5.216%, 1/25/42	2,763,511
2,263,000	Sonic Capital LLC, Ser 2011-1A, Class
	A2, 144a, 5.438%, 5/20/41	2,538,468
	Total Asset-Backed Securities	$5,301,979

	Corporate Bonds— 0.3%

	Utilities — 0.3%
1,085,000	AES Corp. (The), 8.000%, 10/15/17	1,276,231

	Number
	of
	Rights

Rights—0.0%
Allos Therapeutics Contingent Value Rights, 0.00%	4,131,971	—
XO Holdings, Inc. Class O, 0.00%	40,500	—
Total Rights		$—

17

Touchstone Merger Arbitrage Fund

March 31, 2013 (Unaudited) (Continued)

		Market
	Shares	Value

Investment Funds— 19.6%
BlackRock Credit Allocation Income Trust IV	338,417	$4,737,838
Touchstone Institutional Money Market Fund^	88,329,688	88,329,688
Total Investment Funds		$93,067,526

Total Long Positions
(Cost $467,632,513)		$482,695,054

Securities Sold Short— (19.3%)

Common Stocks— (19.3%)

Financials — (11.7%)
FirstMerit Corp.	(674,278)	(11,145,815)
FNB Corp.	(402,450)	(4,869,645)
IntercontinentalExchange, Inc.*	(54,316)	(8,857,310)
Investors Bancorp, Inc.	(431,049)	(8,095,100)
M&T Bank Corp.	(81,862)	(8,444,884)
Markel Corp.*	(18,083)	(9,104,790)
PacWest Bancorp	(74,030)	(2,155,013)
SCBT Financial Corp.	(400)	(20,161)
United Bankshares, Inc.	(107,270)	(2,854,455)
		(55,547,173)

Consumer Discretionary — (2.4%)
Liberty Global, Inc. - Class C*	(42,879)	(2,942,786)
Liberty Global, Inc. - Class A*	(57,424)	(4,214,922)
Office Depot, Inc.*	(1,036,995)	(4,075,390)
		(11,233,098)

Information Technology — (2.2%)
ASML Holding N.V.	(156,890)	(10,670,089)

Materials — (1.5%)
Freeport-McMoRan Copper & Gold, Inc.	(188,384)	(6,235,510)
Hecla Mining Co.	(233,314)	(921,590)
		(7,157,100)

Health Care — (1.5%)
Aetna, Inc.	(139,631)	(7,137,937)
$(91,745,397)

Total Securities Sold Short
(Proceeds $(82,832,118))		$(91,745,397)

Total Investment Securities —82.3%
(Cost $384,800,395)		$390,949,657

Cash Collateral for Securities
Sold Short— 16.6%		79,021,033

Other Assets in Excess of Liabilities — 1.1%		4,997,638

Net Assets — 100.0%		$474,968,328

(A)	Variable rate security - the rate reflected is the rate in effect as of March 31, 2013.

(B)	Principal amount stated in U.S. dollars unless otherwise noted.

* Non-income producing security.

^ Affiliated Fund. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

LLC - Limited Liability Company

LTD - Limited

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities were valued at $5,301,979 or 1.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

18

Touchstone Merger Arbitrage Fund

March 31, 2013 (Unaudited) (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$371,250,086	$—	$—	$371,250,086
Preferred Stocks	11,799,232	—	—	11,799,232
Asset-Backed Securities	—	5,301,979	—	5,301,979
Corporate Bond	—	1,276,231	—	1,276,231
Rights	—	—	—	—
Investment Funds	93,067,526	—	—	93,067,526
				$482,695,054

Liabilities:
Securities Sold Short
Common Stocks	(91,745,397)	—	—	(91,745,397)

See accompanying Notes to Financial Statements.

19

Portfolio of Investments

Touchstone Mid Cap Fund – March 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 95.3%

Consumer Discretionary — 23.7%
Cabela's, Inc.*	62,964	$3,826,952
CarMax, Inc.*	106,310	4,433,127
Deckers Outdoor Corp.*†	84,987	4,732,926
Hasbro, Inc.†	69,502	3,053,918
Service Corp. International	103,453	1,730,769
Staples, Inc.†	168,233	2,259,369
Tempur-Pedic International, Inc.*	91,957	4,563,826
Whirlpool Corp.	31,683	3,753,168
		28,354,055

Financials — 18.7%
Alexander & Baldwin, Inc.*	40,480	1,447,160
Alleghany Corp.*	6,230	2,466,582
Eaton Vance Corp.	61,470	2,571,290
Hatteras Financial Corp. REIT	105,015	2,880,561
M&T Bank Corp.†	47,560	4,906,290
MBIA, Inc.*†	386,360	3,967,917
White Mountains Insurance Group Ltd.	7,450	4,225,044
		22,464,844

Consumer Staples — 15.4%
Brown-Forman Corp. - Class B	48,701	3,477,251
Energizer Holdings, Inc.	50,410	5,027,389
Hershey Co. (The)	43,980	3,849,569
Lorillard, Inc.	71,740	2,894,709
Nu Skin Enterprises, Inc. Class A†	27,250	1,204,450
Pricesmart, Inc.	25,180	1,959,759
		18,413,127

Materials — 14.1%
Albemarle Corp.	72,960	4,561,459
MeadWestvaco Corp.	145,500	5,281,650
NewMarket Corp.	16,670	4,340,201
Vulcan Materials Co.	52,020	2,689,434
		16,872,744

Industrials — 7.1%
Cintas Corp.	113,840	5,023,759
Matson, Inc.	45,820	1,127,172
Old Dominion Freight Line, Inc.*	62,921	2,403,582
		8,554,513

Information Technology — 7.0%
Amphenol Corp. - Class A	58,040	4,332,686
Paychex, Inc.	116,670	4,091,617
		8,424,303

Energy — 5.4%
Atwood Oceanics, Inc.*	100,090	5,258,729
Kinder Morgan Management LLC*†	14,381	1,263,447
		6,522,176

Health Care — 3.9%
Tenet Healthcare Corp.*	98,162	4,670,549
Total Common Stocks		$114,276,311

Investment Funds— 31.1%
Invesco Government & Agency Portfolio, Institutional Class**	13,825,499	$13,825,499
Touchstone Institutional Money Market Fund^	23,471,515	23,471,515
Total Investment Funds		$37,297,014

Total Investment Securities —126.4%
(Cost $131,686,560)		$151,573,325

Liabilities in Excess of Other Assets — (26.4%)		(31,695,582)

Net Assets — 100.0%		$119,877,743

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2013 was $13,766,150.

Portfolio Abbreviations:

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$114,276,311	$—	$—	$114,276,311
Investment Funds	37,297,014	—	—	37,297,014
				$151,573,325

See accompanying Notes to Financial Statements.

20

Portfolio of Investments

Touchstone Mid Cap Value Fund – March 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 91.9%

Financials — 19.8%
Allstate Corp. (The)	43,288	$2,124,142
Ameriprise Financial, Inc.	24,233	1,784,760
Comerica, Inc.	26,199	941,854
Digital Realty Trust, Inc., REIT	31,070	2,078,894
Endurance Specialty Holdings Ltd.	33,691	1,610,767
Fifth Third Bancorp	134,836	2,199,175
Host Hotels & Resorts, Inc., REIT	99,341	1,737,474
Liberty Property Trust, REIT	46,620	1,853,145
PartnerRe Ltd.	19,673	1,831,753
Reinsurance Group of America, Inc.	27,540	1,643,312
SunTrust Banks, Inc.	66,658	1,920,417
TCF Financial Corp.	93,968	1,405,761
Unum Group	84,779	2,395,007
Willis Group Holdings PLC	44,691	1,764,848
Zions Bancorporation	72,124	1,802,379
		27,093,688

Information Technology — 11.4%
Adobe Systems, Inc.*	29,701	1,292,291
Diebold, Inc.	66,591	2,019,039
Fidelity National Information Services, Inc.	53,863	2,134,052
Juniper Networks, Inc.*	78,994	1,464,549
Microchip Technology, Inc.	48,021	1,765,252
Molex, Inc.†	42,465	1,243,375
Symantec Corp.*	83,453	2,059,620
Synopsys, Inc.*	73,599	2,640,732
Vishay Intertechnology, Inc.*	70,550	960,186
		15,579,096

Materials — 10.6%
Air Products & Chemicals, Inc.	18,250	1,589,939
Allegheny Technologies, Inc.	65,336	2,071,805
Compass Minerals International, Inc.	23,321	1,840,027
Greif, Inc. - Class A	30,094	1,613,640
Nucor Corp.	32,108	1,481,784
Owens-Illinois, Inc.*	49,316	1,314,271
Rockwood Holdings, Inc.	25,634	1,677,489
Scotts Miracle-Gro Co. (The) - Class A	32,470	1,404,003
Silgan Holdings, Inc.†	30,289	1,431,155
		14,424,113

Industrials — 10.0%
Cintas Corp.	35,456	1,564,673
Dover Corp.	23,416	1,706,558
Flowserve Corp.	8,460	1,418,827
Fluor Corp.	27,688	1,836,545
Parker Hannifin Corp.	17,464	1,599,353
Stanley Black & Decker, Inc.	24,703	2,000,202
Towers Watson & Co. - Class A	26,270	1,821,036
Xylem, Inc.	59,896	1,650,734
		13,597,928

Consumer Discretionary — 9.6%
Cabela's, Inc.*	25,363	1,541,563
Darden Restaurants, Inc.	26,498	1,369,417
Dollar General Corp.*	31,927	1,614,868
Harley-Davidson, Inc.	26,336	1,403,709
Hasbro, Inc.†	37,727	1,657,724
Interpublic Group of Cos, Inc. (The)	85,473	1,113,713
Newell Rubbermaid, Inc.	70,581	1,842,164
PetSmart, Inc.	20,095	1,247,900
Royal Caribbean Cruises Ltd.	37,781	1,255,085
		13,046,143

Utilities — 8.1%
AGL Resources, Inc.	50,347	2,112,057
Edison International	24,176	1,216,536
Great Plains Energy, Inc.	100,116	2,321,690
Portland General Electric Co.	33,213	1,007,350
SCANA Corp.	25,660	1,312,766
TECO Energy, Inc.	81,317	1,449,069
Xcel Energy, Inc.	53,909	1,601,097
		11,020,565

Consumer Staples — 8.0%
Coca-Cola Enterprises, Inc.	34,433	1,271,266
Darling International, Inc.*	70,944	1,274,154
JM Smucker Co. (The)	14,150	1,403,113
Kroger Co. (The)	66,015	2,187,737
Molson Coors Brewing Co. - Class B	34,746	1,700,122
Sysco Corp.	44,691	1,571,782
Tyson Foods, Inc. - Class A	59,202	1,469,394
		10,877,568

Energy — 7.6%
EQT Corp.	23,913	1,620,106
McDermott International, Inc. (Panama)*	93,380	1,026,246
Nabors Industries Ltd.	59,862	970,962
Newfield Exploration Co.*	63,496	1,423,580
Pioneer Natural Resources Co.	15,847	1,968,990
Range Resources Corp.	16,072	1,302,475
Spectra Energy Corp.	68,669	2,111,572
		10,423,931

Health Care — 6.8%
AmerisourceBergen Corp.	25,511	1,312,541
CareFusion Corp.*	59,548	2,083,585
Charles River Laboratories International, Inc.*	30,240	1,338,725
MEDNAX, Inc.*	19,525	1,750,026
Patterson Cos., Inc.	29,997	1,141,086
Quest Diagnostics, Inc.	29,576	1,669,565
		9,295,528
Total Common Stocks		$125,358,560

Exchange Traded Fund — 1.9%
iShares Russell Midcap Value Index Fund	46,418	2,645,825

Investment Funds— 9.1%
Invesco Government & Agency
Portfolio, Institutional Class**	1,708,403	1,708,403

21

Touchstone Mid Cap Value Fund

March 31, 2013 (Unaudited) (Continued)

		Market
	Shares	Value

Investment Funds — 9.1% (Continued)
Touchstone Institutional Money Market Fund^	10,712,046	$10,712,046
Total Investment Funds		$12,420,449

Total Investment Securities —102.9%
(Cost $122,280,435)		$140,424,834

Liabilities in Excess of Other Assets — (2.9)%		(3,967,996)

Net Assets — 100.0%		$136,456,838

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2013 was $1,683,640.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$125,358,560	$—	$—	$125,358,560
Exchanged Traded Fund	2,645,825	—	—	2,645,825
Investment Funds	12,420,449	—	—	12,420,449
				$140,424,834

See accompanying Notes to Financial Statements.

22

Portfolio of Investments

Touchstone Premium Yield Equity Fund – March 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 96.4%

Energy — 24.8%
Kinder Morgan Management LLC*	3	$247
Kinder Morgan, Inc. Delaware	343,672	13,293,234
LinnCo LLC	79,166	3,091,432
Pembina Pipeline Corp. (Canada)	61,234	1,934,994
Seadrill Ltd.	125,966	4,687,195
Spectra Energy Corp.	142,587	4,384,550
Statoil ASA, ADR	148,710	3,661,240
Total SA, ADR	62,983	3,021,924
Williams Cos., Inc. (The)	195,948	7,340,212
		41,415,028

Utilities — 15.0%
American Water Works Co., Inc.	154,834	6,416,322
National Grid PLC, ADR	60,480	3,508,445
NiSource, Inc.	277,201	8,133,077
ONEOK, Inc.	148,710	7,089,006
		25,146,850

Health Care — 15.0%
Baxter International, Inc.	51,174	3,717,279
Eli Lilly & Co.	64,295	3,651,313
GlaxoSmithKline PLC, ADR	94,037	4,411,276
Johnson & Johnson	61,234	4,992,408
Merck & Co., Inc.	111,970	4,952,433
Pfizer, Inc.	117,219	3,382,940
		25,107,649

Financials — 14.4%
Bank of Montreal (Canada)	28,430	1,789,668
Cincinnati Financial Corp.	82,228	3,880,339
CME Group, Inc. IL	50,299	3,087,856
Digital Realty Trust, Inc., REIT	45,488	3,043,602
HCP, Inc., REIT	69,107	3,445,675
Hospitality Properties Trust, REIT	140,400	3,852,576
Omega Healthcare Investors, Inc., REIT	63,858	1,938,729
Senior Housing Properties Trust, REIT	62,546	1,678,109
Valley National Bancorp	130,031	1,331,517
		24,048,071

Information Technology — 8.2%
CA, Inc.	112,408	2,829,309
Intel Corp.	181,514	3,966,081
Maxim Integrated Products, Inc.	100,161	3,270,257
Microchip Technology, Inc.	100,598	3,697,982
		13,763,629

Telecommunication Services — 6.9%
AT&T, Inc.	103,660	3,803,285
BCE, Inc. (Canada)	37,615	1,756,244
Vodafone Group PLC, ADR	209,069	5,939,650
		11,499,179

Industrials — 5.9%
General Electric Co.	322,352	7,452,778
RR Donnelley & Sons Co.	198,572	2,392,793
		9,845,571

Materials — 2.6%
International Paper Co.	92,288	4,298,775

Consumer Discretionary — 1.9%
Staples, Inc.	241,873	3,248,354

Consumer Staples — 1.7%
HJ Heinz Co.	40,396	2,919,420
Total Common Stocks		$161,292,526

Investment Fund — 15.8%
Touchstone Institutional Money Market Fund^	26,454,136	26,454,136

Total Investment Securities —112.2%
(Cost $165,375,404)		$187,746,662

Liabilities in Excess of Other Assets — (12.2)%		(20,455,741)

Net Assets — 100.0%		$167,290,921

Portfolio Abbreviations:

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

* Non-income producing security.

^ Affiliated Fund. See Note 4 in Notes to Financial Statements.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$161,292,526	$—	$—	$161,292,526
Investment Fund	26,454,136	—	—	26,454,136
				$187,746,662

See accompanying Notes to Financial Statements.

23

Portfolio of Investments

Touchstone Sands Capital Select Growth Fund – March 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 97.0%

Information Technology — 39.1%
Apple, Inc.	170,000	$75,247,100
ARM Holdings PLC ADR	2,911,000	123,339,070
ASML Holding NV†	2,132,000	144,997,320
F5 Networks, Inc.*	1,130,000	100,660,400
Facebook, Inc. - Class A*	4,856,000	124,216,480
Google, Inc. - Class A*	447,000	354,931,410
QUALCOMM, Inc.	1,279,000	85,629,050
Salesforce.com, Inc.*	1,690,000	302,222,700
Splunk, Inc.*	554,944	22,214,408
Visa, Inc. - Class A	2,093,000	355,475,120
		1,688,933,058

Consumer Discretionary — 24.1%
Amazon.com, Inc.*	1,241,000	330,714,090
Chipotle Mexican Grill, Inc.*	482,000	157,069,340
Las Vegas Sands Corp.	2,136,000	120,363,600
NIKE, Inc. - Class B	2,285,000	134,837,850
priceline.com, Inc.*	250,000	171,982,500
Starbucks Corp.	1,896,000	107,996,160
Ulta Salon Cosmetics & Fragrance, Inc.	201,038	16,318,255
		1,039,281,795

Health Care — 19.7%
Alexion Pharmaceuticals, Inc.*	1,431,000	131,852,340
Allergan, Inc.	1,864,000	208,078,320
athenahealth, Inc.*†	574,000	55,700,960
Biogen Idec, Inc.*	504,000	97,226,640
BioMarin Pharmaceutical, Inc.*	1,340,000	83,428,400
Cerner Corp.*	1,461,000	138,429,750
Intuitive Surgical, Inc.*	171,000	83,993,490
Regeneron Pharmaceuticals, Inc.*	298,000	52,567,200
		851,277,100

Energy — 11.3%
FMC Technologies, Inc.*	2,047,000	111,336,330
National Oilwell Varco, Inc.	1,418,000	100,323,500
Schlumberger Ltd. (CW)	2,128,000	159,365,920
Southwestern Energy Co.*	3,097,000	115,394,220
		486,419,970

Materials — 2.8%
Praxair, Inc.	1,070,000	119,347,800
Total Common Stocks		$4,185,259,723

Investment Funds— 6.5%
Invesco Government & Agency Portfolio, Institutional Class**	198,472,230	$198,472,230
Touchstone Institutional Money Market Fund^	83,820,707	83,820,707
Total Investment Funds		$282,292,937

Total Investment Securities —103.5%
(Cost $3,502,814,529)		$4,467,552,660

Liabilities in Excess of Other Assets — (3.5%)		(151,253,227)

Net Assets — 100.0%		$4,316,299,433

* Non-income producing security.

** Represents collateral for securities loaned.

^ Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2013 was $197,922,740.

Portfolio Abbreviation:

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$4,185,259,723	$—	$—	$4,185,259,723
Investment Funds	282,292,937	—	—	282,292,937
				$4,467,552,660

See accompanying Notes to Financial Statements.

24

Portfolio of Investments

Touchstone Short Duration Fixed Income Fund – March 31, 2013 (Unaudited)

Principal		Market
Amount		Value

	Asset-Backed Securities — 30.3%
$310,000	American Express Credit Account
	Master Trust, Ser 2010-1, Class A,
	0.453%, 11/16/15(A)	$310,030
153,910	AmeriCredit Automobile Receivables
	Trust, Ser 2009-1, Class B,
	9.790%, 4/15/14	155,149
365,000	AmeriCredit Automobile Receivables
	Trust, Ser 2010-2, Class C,
	4.520%, 10/8/15	374,499
120,674	AmeriCredit Automobile Receivables
	Trust, Ser 2010-3, Class A3,
	1.140%, 4/8/15	120,830
445,000	AmeriCredit Automobile Receivables
	Trust, Ser 2011-3, Class B,
	2.280%, 6/8/16	453,552
285,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-1, Class B,
	1.730%, 2/8/17	289,306
220,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-2, Class B,
	1.780%, 3/8/17	223,573
700,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-3, Class A3,
	0.960%, 1/9/17	703,935
580,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-4, Class A3,
	0.670%, 6/8/17	580,764
585,000	Capital Auto Receivables Asset Trust,
	Ser 2013-1, Class A3,
	0.790%, 6/20/17	585,801
665,000	Capital One Multi-Asset Execution
	Trust, Ser 2007-A7, Class A7,
	5.750%, 7/15/20	798,596
225,000	CarMax Auto Owner Trust, Ser 2012-1,
	Class A3, 0.890%, 9/15/16	226,177
915,000	CarMax Auto Owner Trust, Ser 2012-3,
	Class A4, 0.790%, 4/16/18	915,599
103,050	CNH Equipment Trust, Ser 2010-A,
	Class A4, 2.490%, 1/15/16	103,900
425,000	CNH Equipment Trust, Ser 2011-C,
	Class A3, 1.190%, 12/15/16	427,982
127,448	College & University Facility Loan
	Trust, Ser 2 Class D, 4.000%, 6/1/18	131,756
522,500	Cronos Containers Program Ltd., Ser
	2012-2A, Class A, 144a,
	3.810%, 9/18/27	540,859
507,275	Domino's Pizza Master Issuer LLC, Ser
	2012-1A, Class A2, 144a,
	5.216%, 1/25/42	569,283
131,502	DT Auto Owner Trust, Ser 2012-2A,
	Class A, 144a, 0.910%, 11/16/15	131,568
465,000	Ford Credit Auto Lease Trust, Ser
	2012-A, Class A3, 0.850%, 1/15/15	466,218
43,320	Ford Credit Auto Owner Trust, Ser
	2009-B, Class A4, 4.500%, 7/15/14	43,523
545,000	Ford Credit Floorplan Master Owner
	Trust, Ser 2013-1, Class A1,
	0.850%, 1/15/18	544,077
430,000	GE Capital Credit Card Master Note
	Trust, Ser 2012-1, Class A,
	1.030%, 1/15/18	433,946
900,000	GE Equipment Midticket LLC, Ser
	2012-1, Class A4, 0.780%, 9/22/20	901,731
289,406	GE Equipment Small Ticket LLC, Ser
	2011-1A, Class A3, 144a,
	1.450%, 1/21/18	290,514
275,000	GE Equipment Small Ticket LLC, Ser
	2011-2A, Class A3, 144a,
	1.370%, 6/22/15	276,151
265,000	GE Equipment Transportation LLC, Ser
	2011-1, Class A4, 1.330%, 5/20/19	266,377
630,000	GE Equipment Transportation LLC, Ser
	2012-1, Class A4, 1.230%, 1/22/20	636,307
860,000	Golden Credit Card Trust, Ser 2012-2A,
	Class A1, 144a, 1.770%, 1/15/19	883,158
69,860	Great America Leasing Receivables,
	Ser 2009-1, Class A4, 144a,
	3.190%, 12/15/13	69,931
690,704	Great America Leasing Receivables,
	Ser 2011-1, Class A3, 144a,
	1.690%, 2/15/14	692,261
525,000	Great America Leasing Receivables,
	Ser 2013-1, Class A3, 144a,
	0.780%, 6/15/16	525,280
275,000	Harley-Davidson Motorcycle Trust, Ser
	2010-1, Class A4, 1.530%, 9/15/15	276,410
350,282	Harley-Davidson Motorcycle Trust, Ser
	2011-1, Class A3, 0.960%, 5/16/16	351,338
430,000	Harley-Davidson Motorcycle Trust, Ser
	2011-1, Class A4, 1.310%, 3/15/17	435,060
355,935	Mid-State Trust, Ser 2004-1, Class A,
	6.005%, 8/15/37	385,786
720,941	MMAF Equipment Finance LLC, Ser
	2009-AA, Class A4, 144a,
	3.510%, 1/15/30	742,189
395,000	MMAF Equipment Finance LLC, Ser
	2011-AA, Class A3, 144a,
	1.270%, 9/15/15	396,315
400,000	MMAF Equipment Finance LLC, Ser
	2011-AA, Class A4, 144a,
	2.100%, 7/15/17	409,516
450,000	MMAF Equipment Finance LLC, Ser
	2012-AA, Class A4, 144a,
	1.350%, 10/10/18	453,593
425,000	Nissan Auto Lease Trust, Ser 2012-A,
	Class A3, 0.980%, 5/15/15	427,304
63,144	Santander Consumer Acquired
	Receivables Trust, Ser 2011-WO,
	Class A3, 144a, 1.400%, 10/15/14	63,185
280,737	Santander Drive Auto Receivables
	Trust, Ser 2010-1, Class A3,
	1.840%, 11/17/14	282,308

25

Touchstone Short Duration Fixed Income Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 30.3% (Continued)
$223,920	Santander Drive Auto Receivables
	Trust, Ser 2011-1, Class A3,
	1.280%, 1/15/15	$224,344
461,955	Santander Drive Auto Receivables
	Trust, Ser 2011-2, Class A3,
	1.290%, 2/16/15	462,866
315,000	Santander Drive Auto Receivables
	Trust, Ser 2011-2, Class B,
	2.660%, 1/15/16	320,262
720,000	Santander Drive Auto Receivables
	Trust, Ser 2012-1, Class A3,
	1.490%, 10/15/15	725,702
635,000	Santander Drive Auto Receivables
	Trust, Ser 2012-2, Class A3,
	1.220%, 12/15/15	638,764
390,000	Santander Drive Auto Receivables
	Trust, Ser 2012-2, Class B,
	2.090%, 8/15/16	396,072
750,000	Santander Drive Auto Receivables
	Trust, Ser 2012-3, Class A3,
	1.080%, 4/15/16	752,828
141,025	Small Business Administration
	Participation Certificates, Ser
	2003-20E, Class 1, 4.640%, 5/1/23	154,938
143,366	Small Business Administration
	Participation Certificates, Ser
	2004-20B, Class 1, 4.720%, 2/1/24	156,922
161,798	Small Business Administration
	Participation Certificates, Ser
	2005-20G, Class 1, 4.750%, 7/1/25	179,699
107,556	Small Business Administration
	Participation Certificates, Ser
	2007-10E, Class 1, 5.250%, 9/1/17	114,182
710,582	Sonic Capital LLC, Ser 2011-1A, Class
	A2, 144a, 5.438%, 5/20/41	797,079
5,507	Tax Liens Securitization Trust, Ser
	2010-1A, Class 1A2, 144a,
	2.000%, 4/15/18	5,515
1,085	Tax Liens Securitization Trust, Ser
	2010-1A, Class 2A2, 144a,
	2.000%, 4/15/18	1,087
48,837	United States Small Business Adminis-
	tration, Ser 2005-P10A, Class 1,
	4.638%, 2/10/15	51,423
72,683	United States Small Business Adminis-
	tration, Ser 2006-P10A, Class 1,
	5.408%, 2/10/16	77,033
145,257	United States Small Business Adminis-
	tration, Ser 2007-P10B, Class 1,
	5.788%, 8/10/17	157,364
215,000	Volkswagen Auto Lease Trust, Ser
	2011-A, Class A3, 1.200%, 10/20/14	215,764
350,000	Volvo Financial Equipment LLC, Ser
	2012-1A, Class A4, 144a,
	1.090%, 8/15/17	352,210
123,460	Westlake Automobile Receivables
	Trust, Ser 2011-1A, Class A3, 144a,
	1.490%, 6/16/14	123,657
500,000	Westlake Automobile Receivables
	Trust, Ser 2012-1A, Class A2, 144a,
	1.030%, 3/15/16	501,009
370,000	World Financial Network Credit Card
	Master Trust, Ser 2009-D, Class A,
	4.660%, 5/15/17	374,556
1,070,000	World Financial Network Credit Card
	Master Trust, Ser 2010-A, Class A,
	3.960%, 4/15/19	1,145,036
735,000	World Omni Auto Receivables Trust,
	Ser 2012-B, Class A4,
	0.810%, 1/15/19	736,718
	Total Asset-Backed Securities	$26,560,667

	Corporate Bonds— 27.4%

	Financials — 16.6%
326,181	Ahold Lease Series 2001-A-1 Pass
	Through Trust, 7.820%, 1/2/20(B)	371,847
625,000	American Express Co.,
	6.800%, 9/1/66(A)	673,438
250,000	American International Group, Inc.,
	3.000%, 3/20/15	259,371
315,000	American International Group, Inc.,
	4.250%, 5/15/13	316,355
134,000	Bank of America Corp.,
	7.800%, 9/15/16	157,995
500,000	Bank of America NA, 5.300%, 3/15/17	560,240
500,000	Barclays Bank PLC, 5.200%, 7/10/14	527,095
500,000	Citigroup, Inc., 5.000%, 9/15/14	525,014
195,000	CME Group, Inc., 5.750%, 2/15/14	203,445
370,000	Farmers Insurance Exchange, 144a,
	6.000%, 8/1/14	391,062
900,000	FDIC Structured Sale Guaranteed
	Notes, 144a, 0.000%, 10/25/13#	898,828
525,000	Hartford Financial Services Group, Inc.,
	5.500%, 10/15/16	594,018
500,000	HSBC Finance Corp., 5.500%, 1/19/16	556,502
625,000	JPMorgan Chase & Co., 4.750%, 3/1/15	671,155
555,000	KeyBank NA/Cleveland OH,
	7.413%, 5/6/15	625,787
600,000	Mellon Funding Corp.,
	5.000%, 12/1/14	641,122
525,000	Metropolitan Life Insurance Co., 144a,
	7.700%, 11/1/15	604,049
250,000	Morgan Stanley, 4.750%, 4/1/14	258,459
215,000	National Australia Bank Ltd., 144a,
	1.700%, 12/10/13	216,947
300,000	Provident Bank of Maryland,
	9.500%, 5/1/18	308,843
427,500	Prudential Covered Trust 2012-1, 144a,
	2.997%, 9/30/15	445,723

26

Touchstone Short Duration Fixed Income Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 27.4% (Continued)

	Financials — (Continued)
$550,000	Simon Property Group LP,
	6.750%, 5/15/14	$578,526
775,000	SunTrust Bank, 0.584%, 4/1/15(A)	766,594
650,000	TIAA Global Markets, Inc., 144a,
	4.950%, 7/15/13	658,257
500,000	Torchmark Corp., 7.375%, 8/1/13	510,418
500,000	UBS AG, 3.875%, 1/15/15	527,842
450,000	Ventas Realty LP/Ventas Capital Corp.,
	3.125%, 11/30/15	475,678
500,000	Vornado Realty LP, 4.250%, 4/1/15	528,479
330,000	Wachovia Corp., 5.250%, 8/1/14	349,145
291,400	WHC-IRS Trust, 6.980%, 5/15/15	310,078
		14,512,312

	Industrials — 4.6%
505,000	Amphenol Corp., 4.750%, 11/15/14	534,987
227,000	Caterpillar, Inc., 7.000%, 12/15/13	237,550
440,726	CSX Transportation, Inc.,
	8.375%, 10/15/14	486,356
49,336	Federal Express Corp. 1995 Pass
	Through Trust, 7.110%, 1/2/14	51,680
177,579	Federal Express Corp. 2012 Pass
	Through Trust, 144a,
	2.625%, 1/15/18	179,507
255,447	GATX Corp. 2008-2 Pass Through Trust,
	9.000%, 11/15/13	267,687
450,000	Joy Global, Inc., 6.000%, 11/15/16	518,372
78,758	Petrodrill Five Ltd., 4.390%, 4/15/16	82,086
87,511	Petrodrill Four Ltd., 4.240%, 1/15/16	89,942
435,000	Roper Industries, Inc., 6.625%, 8/15/13	444,238
400,000	Ryder System, Inc. MTN,
	7.200%, 9/1/15	454,338
575,869	Union Pacific Railroad Co. 1998 Pass
	Through Trust, 6.330%, 1/2/20	653,425
		4,000,168

	Materials — 1.4%
500,000	Potash Corp. of Saskatchewan, Inc.,
	5.250%, 5/15/14	524,889
375,000	Rio Tinto Finance USA Ltd.,
	8.950%, 5/1/14	407,960
271,000	Westvaco Corp., 7.650%, 3/15/27	312,862
		1,245,711

	Telecommunication Services — 1.2%
119,445	BellSouth Telecommunications, Inc.,
	6.300%, 12/15/15	124,962
250,000	Comcast Cable Holdings LLC,
	7.875%, 8/1/13	256,057
650,000	SBA Tower Trust, 144a,
	4.254%, 4/15/15	687,788
		1,068,807

	Energy — 1.1%
300,300	Maritimes & Northeast Pipeline LLC,
	144a, 7.500%, 5/31/14	313,099
350,000	Noble Corp., 5.875%, 6/1/13	353,152
315,000	Noble Energy, Inc., 5.250%, 4/15/14	326,979
		993,230

	Consumer Staples — 1.0%
495,000	Coca-Cola Refreshments USA, Inc.,
	7.375%, 3/3/14	524,661
300,000	Equifax, Inc., 4.450%, 12/1/14	315,851
		840,512

	Utilities — 0.8%
371,978	Great River Energy, 144a,
	5.829%, 7/1/17	403,748
298,000	Monongahela Power Co., Inc., 144a,
	7.950%, 12/15/13	312,447
		716,195

	Information Technology — 0.7%
150,000	Analog Devices, Inc., 5.000%, 7/1/14	158,177
450,000	Hewlett-Packard Co., 3.000%, 9/15/16	465,780
		623,957
	Total Corporate Bonds	$24,000,892

	Commercial Mortgage-Backed Securities — 17.0%
375,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-1, Class A4,
	5.077%, 11/10/42(A)	381,957
940,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-6, Class A4, 5.187%, 9/10/47(A)	1,032,036
565,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-4, Class A4, 5.634%, 7/10/46	634,961
415,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2005-PWR8, Class A4,
	4.674%, 6/11/41††	443,396
750,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2007-PW16, Class A4,
	5.715%, 6/11/40(A)	873,621
400,000	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2006-CD3,
	Class A4, 5.658%, 10/15/48	405,865
615,079	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2007-CD5,
	Class A4, 5.886%, 11/15/44(A)	717,608
18,387	Commercial Mortgage Asset Trust, Ser
	1999-C1, Class A4,
	6.975%, 1/17/32(A)	18,424
567,125	Commercial Mortgage Pass Through
	Certificates, Ser 2004-LB2A, Class
	A4, 4.715%, 3/10/39	583,717

27

Touchstone Short Duration Fixed Income Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 17.0% (Continued)
$350,000	Commercial Mortgage Pass Through
	Certificates, Ser 2012-9W57, Class A,
	144a, 2.365%, 2/10/29	$364,701
707,765	Commercial Mortgage Pass Through
	Certificates, Ser 2012-CR4, Class A1,
	0.704%, 10/15/45	707,064
665,000	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2005-C2, Class
	A4, 4.832%, 4/15/37	705,131
890,000	Credit Suisse Mortgage Capital
	Certificates, Ser 2006-C3, Class A3,
	5.804%, 6/15/38(A)	996,059
509,666	DBUBS Mortgage Trust, Ser
	2011-LC3A, Class A1,
	2.238%, 8/10/44	517,736
111,193	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-C1, Class A, 144a,
	2.980%, 12/6/20	116,320
320,000	Fontainebleau Miami Beach Trust, Ser
	2012-FBLU, Class A, 144a,
	2.887%, 5/5/27	326,212
67,223	GE Capital Commercial Mortgage
	Corp., Ser 2003-C2, Class A4,
	5.145%, 7/10/37	67,567
165,819	GMAC Commercial Mortgage
	Securities, Inc., Ser 2003-C2, Class
	A2, 5.450%, 5/10/40(A)	167,074
864,553	Greenwich Capital Commercial
	Funding Corp., Ser 2004-GG1, Class
	A7, 5.317%, 6/10/36(A)	888,797
198,756	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2003-CB6, Class A2,
	5.255%, 7/12/37(A)	199,908
17,030	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP3, Class A3,
	4.959%, 8/15/42	17,053
805,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2007-CB18, Class A4,
	5.440%, 6/12/47	913,136
715,000	LB-UBS Commercial Mortgage Trust,
	Ser 2006-C1, Class A4,
	5.156%, 2/15/31††	786,875
392,000	LB-UBS Commercial Mortgage Trust,
	Ser 2006-C1, Class AM,
	5.217%, 2/15/31(A)††	432,693
258,284	Merrill Lynch Mortgage Investors, Inc.,
	Ser 1998-C1, Class A3,
	6.720%, 11/15/26(A)	283,399
924,729	Morgan Stanley Capital I, Ser
	2004-IQ7, Class A4,
	5.419%, 6/15/38(A)	959,299
475,000	Morgan Stanley Capital I Trust, Ser
	2006-HQ9, Class AJ,
	5.793%, 7/12/44(A)	519,207
450,000	Wachovia Bank Commercial Mortgage
	Trust, Ser 2005-C20, Class A7,
	5.118%, 7/15/42(A)	487,576
320,009	Wachovia Bank Commercial Mortgage
	Trust, Ser 2005-C21, Class A4,
	5.241%, 10/15/44(A)	349,217
	Total Commercial Mortgage-Backed Securities	$14,896,609

	U.S. Government Mortgage-Backed Obligations — 7.0%
78,822	FHLMC, Pool #C66916, 7.000%, 5/1/32	92,289
37,344	FHLMC, Pool #D94598, 6.500%, 4/1/21	40,681
191,252	FHLMC, Pool #G01840, 5.000%, 7/1/35	206,664
45,319	FHLMC, Pool #G30085, 7.500%, 10/1/17	48,928
305,220	FNMA, Pool #256272, 5.500%, 6/1/26	334,442
483,983	FNMA, Pool #256852, 6.000%, 8/1/27	535,008
725	FNMA, Pool #323441, 7.000%, 12/1/13	729
74,230	FNMA, Pool #323832, 7.500%, 7/1/29	89,361
5,116	FNMA, Pool #334593, 7.000%, 5/1/24	5,973
28,951	FNMA, Pool #546474, 7.000%, 1/1/15	29,220
140,103	FNMA, Pool #665773, 7.500%, 6/1/31	159,966
651,114	FNMA, Pool #725424, 5.500%, 4/1/34	716,911
122,769	FNMA, Pool #735484, 5.000%, 5/1/35	133,307
346,739	FNMA, Pool #960376, 5.500%, 12/1/37	378,202
285,553	FNMA, Pool #AE0363, 5.000%, 7/1/37	310,376
141,454	FNMA, Pool #AL0302, 5.000%, 4/1/24	152,675
479,228	FNMA, Pool #AL1105, 4.500%, 12/1/40	520,597
492,079	FNMA, Pool #AL2591, 5.500%, 5/1/38	530,272
664,837	FNMA, Pool #MA0641, 4.000%, 2/1/31	713,993
637,514	FNMA, Pool #MA0667, 4.000%, 3/1/31	684,650
362	GNMA, Pool #2707, 5.500%, 1/20/14	365
625	GNMA, Pool #2802, 5.500%, 7/20/14	627
8,034	GNMA, Pool #2843, 5.500%, 11/20/14	8,094
32,895	GNMA, Pool #344233, 8.000%, 2/15/23	37,566
87,165	GNMA, Pool #345123, 8.000%, 12/15/23	100,038
15,958	GNMA, Pool #569337, 6.500%, 4/15/22	18,183
43,366	GNMA, Pool #578189, 6.000%, 2/15/32	49,395
39,258	GNMA, Pool #780322, 8.000%, 11/15/22	42,608
11,019	GNMA, Pool #780327, 8.000%, 11/15/17	11,784
28,879	GNMA, Pool #814, 8.000%, 8/20/17	31,151
6,998	GNMA, Pool #8426, 3.000%, 11/20/18(A)	7,298

28

Touchstone Short Duration Fixed Income Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value
	U.S. Government Mortgage-Backed Obligations — 7.0% (Continued)
$163,799	GNMA, Pool #894160, 2.076%, 6/20/61(A)	$174,445
	Total U.S. Government Mortgage-Backed Obligations	$6,165,798

	U.S. Government Agency Obligations — 5.2%
471,000	Government Trust Certificate,
	0.000%, 11/15/13	467,977
955,000	Government Trust Certificate,
	0.000%, 5/15/15#	931,093
583,000	Government Trust Certificate,
	0.000%, 10/1/16#	558,915
1,010,000	Overseas Private Investment Corp.,
	0.000%, 4/30/15#	1,015,080
96,264	Small Business Administration
	Participation Certificates,
	5.800%, 12/1/18	104,479
101,938	Small Business Administration
	Participation Certificates, Ser
	2002-20A, Class 1, 6.140%, 1/1/22	113,261
83,485	Small Business Administration
	Participation Certificates, Ser
	2002-20C, Class 1, 6.070%, 3/1/22	92,959
108,661	Small Business Administration
	Participation Certificates, Ser
	2008-10B, Class 1, 4.580%, 3/1/18	115,459
203,175	Small Business Administration Pools,
	503795, 0.750%, 6/25/22(A)	204,001
113,684	Small Business Administration Pools,
	506207, 1.000%, 11/25/14(A)	113,567
86,169	Small Business Administration Pools,
	507442, 3.625%, 5/25/16(A)	87,535
348,381	Small Business Administration Pools,
	507682, 0.650%, 1/25/26(A)	349,077
255,454	Small Business Administration Pools,
	508374, 0.750%, 4/25/28(A)	256,719
114,234	United States Small Business Adminis-
	tration, Ser 2004-P10A, Class 1,
	4.504%, 2/1/14	116,727
	Total U.S. Government Agency Obligations	$4,526,849

	Agency Collateralized Mortgage Obligations — 4.9%
159,598	FHLMC REMIC, Ser 2510 Class TA,
	4.000%, 6/15/32	169,206
268,556	FNMA REMIC, Ser 2003-119, Class PU,
	4.000%, 11/25/33	279,293
116,186	FNMA REMIC, Ser 2003-19, Class ME,
	4.000%, 1/25/33	119,983
231,088	FNMA REMIC, Ser 2003-42, Class CA,
	4.000%, 5/25/33	249,564
58,926	FNMA REMIC, Ser 2003-66, Class AP,
	3.500%, 11/25/32	60,724
641,229	FNMA REMIC, Ser 2010-13, Class WD,
	4.250%, 3/25/25	682,172
855,628	FNMA REMIC, Ser 2012-102, Class NA,
	1.500%, 9/25/27	855,461
336,349	GNMA, Ser 2002-72, Class AB,
	4.500%, 10/20/32	373,714
23,251	GNMA, Ser 2004-12, Class BA,
	4.807%, 8/16/32	23,343
406,178	GNMA, Ser 2011-161, Class A,
	1.738%, 1/16/34	413,771
377,291	GNMA, Ser 2011-57, Class BA,
	3.000%, 5/20/40	395,130
353,707	GNMA, Ser 2012-27, Class A,
	1.614%, 7/16/39	361,017
307,682	NCUA Guaranteed Notes, Ser 2010-C1,
	Class A1, 1.600%, 10/29/20	312,840
	Total Agency Collateralized Mortgage Obligations	$4,296,218

	Municipal Bonds — 2.7%

	California— 0.9%
625,000	Orange County CA Pension Oblg, Txbl
	Ser A, 0.760%, 6/30/14	624,462
180,000	Southern California Public Power
	Authority, Rev, Ser 2010-B,
	3.326%, 7/1/14	184,282
		808,744

	Connecticut— 0.5%
425,000	State of Connecticut, Ser A, UTGO,
	1.030%, 5/15/18(A)	434,876

	District of Columbia— 0.2%
210,000	District of Columbia, UTGO,
	2.585%, 6/1/13	210,720

	Louisiana— 0.7%
625,387	Louisiana Local Government
	Environmental Facilities &
	Community Development
	Authority, 1.520%, 2/1/18	632,122

	Michigan— 0.4%
300,000	Michigan State Strategic Fund, Waste
	Management, Inc. Project,
	3.200%, 8/1/27(A)	302,597
	Total Municipal Bonds	$2,389,059

	Non-Agency Collateralized Mortgage Obligations — 2.7%
262,159	Community Program Loan Trust, Ser
	1987-A, Class A5, 4.500%, 4/1/29	264,738

29

Touchstone Short Duration Fixed Income Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage Obligations — 2.7% (Continued)
$821,554	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-S1, Class 2A, 144a,
	3.250%, 4/25/38	$867,510
241,792	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-S3, Class A, 144a,
	2.740%, 12/3/20	249,868
505,902	Sequoia Mortgage Trust, Ser 2013-1,
	Class 2A1, 1.855%, 2/25/43(A)	497,158
488,792	Sequoia Mortgage Trust, Ser 2013-2,
	Class A, 1.874%, 2/25/43(A)	488,762
	Total Non-Agency Collateralized Mortgage Obligations	$2,368,036

Shares

	Investment Fund — 2.7%
2,378,339	Touchstone Institutional Money Market Fund^	2,378,339

	Total Investment Securities —99.9%
	(Cost $87,048,232)	$87,582,467

	Other Assets in Excess of
	Liabilities — 0.1%	107,916

	Net Assets — 100.0%	$87,690,383

# Strips Security - Zero Coupon Bond.

(A)	Variable rate security - the rate reflected is the rate in effect as of March 31, 2013.

(B)	Step Bond. A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at March 31, 2013.

^ Affiliated Fund. See Note 4 in Notes to Financial Statements.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts andpubliclytraded. TheFundreceivesprincipalandinterest payments directly from these trusts.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MTN -Medium Term Note

NCUA - National Credit Union Administration

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities were valued at $14,860,426 or 16.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

30

Touchstone Short Duration Fixed Income Fund

March 31, 2013 (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$26,560,667	$—	$26,560,667
Corporate Bonds	—	24,000,892	—	24,000,892
Commercial Mortgage-Backed Securities	—	14,896,609	—	14,896,609
U.S. Government Mortgage-Backed Obligations	—	6,165,798	—	6,165,798
U.S. Government Agency Obligations	—	4,526,849	—	4,526,849
Agency Collateralized Mortgage Obligations	—	4,296,218	—	4,296,218
Municipal Bonds	—	2,389,059	—	2,389,059
Non-Agency Collateralized Mortgage Obligations	—	2,368,036	—	2,368,036
Investment Fund	2,378,339	—	—	2,378,339
				$87,582,467

See accompanying Notes to Financial Statements.

31

Portfolio of Investments

Touchstone Small Cap Core Fund – March 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 96.9%

Financials — 23.2%
Alexander & Baldwin, Inc.*	515,678	$18,435,488
Alleghany Corp.*	30,412	12,040,719
Eaton Vance Corp.	754,781	31,572,489
First Industrial Realty Trust, Inc. REIT	958,981	16,427,345
Hatteras Financial Corp. REIT	474,445	13,014,026
MBIA, Inc.*†	1,634,624	16,787,588
Montpelier Re Holdings Ltd. (Bermuda)	851,462	22,180,585
Tejon Ranch Co.*	436,769	13,006,981
White Mountains Insurance Group Ltd. (Bermuda)	30,394	17,237,045
		160,702,266

Industrials — 15.9%
Corrections Corp. of America	693,673	27,101,804
Kaman Corp.	463,648	16,445,595
Matson, Inc.	796,306	19,589,128
Old Dominion Freight Line, Inc.*	866,694	33,107,711
Ritchie Bros Auctioneers, Inc. (Canada)†	631,321	13,699,666
		109,943,904

Consumer Discretionary — 14.8%
American Eagle Outfitters, Inc.	642,219	12,009,495
Cabela's, Inc.*	555,524	33,764,749
Columbia Sportswear Co.†	234,361	13,564,815
Service Corp. International	1,895,520	31,712,050
Sturm Ruger & Co., Inc.†	220,032	11,162,223
		102,213,332

Materials — 14.0%
Albemarle Corp.	433,653	27,111,986
Kraton Performance Polymers, Inc.*	521,289	12,198,163
Martin Marietta Materials, Inc.	122,122	12,458,886
NewMarket Corp.†	110,793	28,846,065
Tredegar Corp.	566,315	16,672,314
		97,287,414

Information Technology — 9.3%
Advent Software, Inc.*	525,695	14,703,689
Micrel, Inc.	1,453,425	15,275,497
ValueClick, Inc.*	1,170,174	34,578,642
		64,557,828

Consumer Staples — 7.8%
Energizer Holdings, Inc.	157,827	15,740,087
Nu Skin Enterprises, Inc. Class A†	241,765	10,686,012
Pricesmart, Inc.	355,445	27,664,284
		54,090,383

Energy — 7.0%
Atwood Oceanics, Inc.*	588,456	30,917,478
Kinder Morgan Management LLC*	2	178
World Fuel Services Corp.	445,469	17,694,029
		48,611,685

Health Care — 4.9%
Tenet Healthcare Corp.*	717,067	34,118,048
Total Common Stocks		$671,524,860

Investment Funds— 15.0%
Invesco Government & Agency Portfolio, Institutional Class**	78,835,879	78,835,879
Touchstone Institutional Money Market Fund^	24,948,249	24,948,249
Total Investment Funds		$103,784,128

Total Investment Securities —111.9%
(Cost $611,655,525)		$775,308,988

Liabilities in Excess of Other Assets — (11.9%)		(82,725,261)

Net Assets — 100.0%		$692,583,727

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2013 was $76,820,110.

Portfolio Abbreviations:

LLC- Limited Liability Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$671,524,860	$—	$—	$671,524,860
Investment Funds	103,784,128	—	—	103,784,128
				$775,308,988

See accompanying Notes to Financial Statements.

32

Portfolio of Investments

Touchstone Small Cap Value Fund – March 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 97.6%

Financials — 25.7%
Anworth Mortgage Asset Corp. REIT	98,920	$626,164
Astoria Financial Corp.	54,420	536,581
Brookline Bancorp, Inc.	55,690	509,007
Campus Crest Communities, Inc. REIT	40,640	564,896
Capitol Federal Financial, Inc.	44,687	539,372
Capstead Mortgage Corp. REIT	37,480	480,494
Cohen & Steers, Inc.†	4,860	175,300
CVB Financial Corp.	47,290	532,958
First Financial Bancorp	32,594	523,134
Hanover Insurance Group, Inc. (The)	12,630	627,458
Hercules Technology Growth Capital, Inc.	46,279	566,918
Iberiabank Corp.	15,561	778,361
Infinity Property & Casualty Corp.	8,350	469,270
Manning & Napier, Inc.	22,290	368,677
National Bank Holdings Corp. - Class A	16,190	296,277
Sterling BanCorp./NY	36,190	367,690
Sterling Financial Corp. WA	4,340	94,135
Summit Hotel Properties, Inc. REIT	50,220	525,803
UMB Financial Corp.	12,530	614,847
Westamerica Bancorporation	10,580	479,591
		9,676,933

Industrials — 17.8%
ABM Industries, Inc.	40,370	897,829
Barnes Group, Inc.	14,760	427,007
Brady Corp.- Class A	13,575	455,170
Con-way, Inc.	15,250	536,952
Curtiss-Wright Corp.	22,858	793,173
Harsco Corp.	19,920	493,418
Kaydon Corp.	27,690	708,310
Knight Transportation, Inc.	58,760	946,036
Resources Connection, Inc.	58,065	737,426
Ritchie Bros Auctioneers, Inc. (CA)†	28,320	614,544
Simpson Manufacturing Co., Inc.	3,380	103,462
		6,713,327

Information Technology — 16.4%
ADTRAN, Inc.†	25,705	505,103
Brooks Automation, Inc.	65,211	663,849
Cohu, Inc.	35,826	335,331
Diebold, Inc.	17,100	518,472
Forrester Research, Inc.	19,050	602,932
Intersil Corp.- Class A	99,680	868,213
Methode Electronics, Inc.	36,280	467,286
Micrel, Inc.	83,805	880,791
MKS Instruments, Inc.	23,430	637,296
Tessera Technologies, Inc.	37,430	701,812
		6,181,085

Consumer Discretionary — 12.5%
Columbia Sportswear Co.†	3,580	207,210
Dana Holding Corp.	18,690	333,243
Ethan Allen Interiors, Inc.	12,960	426,643
Finish Line, Inc. (The) - Class A	39,160	767,144
Fred's, Inc. - Class A	23,869	326,528
Guess?, Inc.	20,470	508,270
Hillenbrand, Inc.	10,510	265,693
Jones Group, Inc. (The)	23,360	297,139
Men's Wearhouse, Inc. (The)	21,690	724,880
Regis Corp.	15,940	289,949
Sotheby's	15,130	566,013
		4,712,712

Materials — 10.9%
AMCOL International Corp.	16,400	495,116
Cabot Corp.	11,430	390,906
Globe Specialty Metals, Inc.	40,740	567,101
Haynes International, Inc.	10,820	598,346
Kronos Worldwide, Inc.†	23,180	362,767
Noranda Aluminum Holding Corp.	106,230	476,973
Schnitzer Steel Industries, Inc.- Class A	23,950	638,507
Tronox Ltd.- Class A†	29,170	577,858
		4,107,574

Energy — 5.1%
CARBO Ceramics, Inc.	255	23,223
EXCO Resources, Inc.†	55,650	396,784
Tidewater, Inc.	13,530	683,265
Tsakos Energy Navigation Ltd.	45,500	197,925
W&T Offshore, Inc.	43,285	614,647
		1,915,844

Health Care — 4.3%
Hill-Rom Holdings, Inc.	12,499	440,215
Meridian Bioscience, Inc.	25,745	587,501
STERIS Corp.	14,290	594,607
		1,622,323

Consumer Staples — 3.5%
Andersons, Inc. (The)	9,725	520,482
Fresh del Monte Produce, Inc.	22,180	598,416
Universal Corp.†	3,301	184,988
		1,303,886

Utilities — 1.4%
ALLETE, Inc.	4,540	222,551
Black Hills Corp.	6,410	282,297
		504,848
Total Common Stocks		$36,738,532

Investment Funds— 10.0%
Invesco Government & Agency Portfolio, Institutional Class**	2,989,420	2,989,420
Touchstone Institutional Money Market Fund^	784,339	784,339
Total Investment Funds		$3,773,759

33

Touchstone Small Cap Value Fund

March 31, 2013 (Unaudited) (Continued)

Market
Value

Total Investment Securities —107.6%
(Cost $37,787,910)	$40,512,291

Liabilities in Excess of Other Assets — (7.6%)	(2,869,444)

Net Assets — 100.0%	$37,642,847

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2013 was $2,904,687.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$36,738,532	$—	$—	$36,738,532
Investment Funds	3,773,759	—	—	3,773,759
				$40,512,291

See accompanying Notes to Financial Statements.

34

Portfolio of Investments

Touchstone Total Return Bond Fund – March 31, 2013 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds— 36.1%

	Financials — 11.5%
$2,000,000	American Express Credit Corp. MTN,
	1.750%, 6/12/15	$2,043,562
1,081,000	Delphi Financial Group, Inc.,
	7.875%, 1/31/20	1,331,922
799,732	EJM Airport LLC, 6.271%, 5/15/20	952,325
2,000,000	Fishers Lane Associates LLC, 144a,
	3.666%, 8/5/30	2,038,338
1,417,000	Ford Motor Credit Co. LLC,
	5.625%, 9/15/15	1,542,898
1,604,000	General Electric Capital Corp. MTN,
	5.625%, 5/1/18	1,898,286
1,260,000	National Rural Utilities Cooperative
	Finance Corp., 10.375%, 11/1/18	1,838,865
1,500,000	Provident Cos., Inc., 7.000%, 7/15/18	1,786,605
2,000,000	Torchmark Corp., 3.800%, 9/15/22	2,077,458
2,000,000	USB Capital IX, 3.500%, 10/29/49(A)	1,855,200
2,000,000	Wachovia Capital Trust III,
	5.570%, 12/31/49(A)	2,007,000
		19,372,459

	Industrials — 10.6%
62,819	Astro Offshore Corp.,
	6.000%, 12/20/19	70,091
118,220	Burlington Northern and Santa Fe
	Railway Co. 1998-C Pass Through
	Trust, 6.230%, 7/2/18	128,604
133,615	Burlington Northern and Santa Fe
	Railway Co. 2004-1 Pass Through
	Trust, 4.575%, 1/15/21	146,030
980,064	Burlington Northern and Santa Fe
	Railway Co. 2005-4 Pass Through
	Trust, 4.967%, 4/1/23	1,120,128
389,000	Canal Barge Co., Inc., 4.500%, 11/12/34	449,801
1,706,956	Continental Airlines 2000-2 Class A-1
	Pass Through Trust, 7.707%, 4/2/21	1,920,326
722,850	CSX Transportation, Inc.,
	6.251%, 1/15/23	874,649
300,000	CSX Transportation, Inc.,
	6.550%, 6/15/13	303,554
1,786,477	Delta Air Lines 2010-2 Class A Pass
	Through Trust, 4.950%, 5/23/19	1,956,192
1,168,781	Federal Express Corp. 1998 Pass
	Through Trust, 6.845%, 1/15/19	1,320,723
121,453	Federal Express Corp. 1999 Pass Through Trust, 7.650%, 1/15/22	148,780
1,350,000	Kansas City Southern DE Mexico SA
	DE CV, 8.000%, 2/1/18	1,474,875
195,000	Matson Navigation Co., Inc.,
	5.337%, 9/4/28	221,963
1,278,903	Southwest Airlines Co. 2007-1 Pass
	Through Trust, 6.150%, 8/1/22	1,509,106
165,835	Sterling Equipment, 6.125%, 9/28/19	183,992
135,545	Union Pacific Railroad Co. 2001 Pass
	Through Trust, 6.630%, 1/27/22	155,074
1,150,652	Union Pacific Railroad Co. 2003 Pass
	Through Trust, 4.698%, 1/2/24	1,279,962
573,202	Union Pacific Railroad Co. 2006 Pass
	Through Trust, 5.866%, 7/2/30	689,133
1,686,000	United Rentals North America, Inc.,
	9.250%, 12/15/19	1,922,040
1,701,000	Vessel Management Services, Inc.,
	5.125%, 4/16/35	1,955,534
		17,830,557

	Utilities — 6.9%
1,794,496	Bruce Mansfield Unit, 6.850%, 6/1/34	1,945,054
450,000	California Water Service Co.,
	5.500%, 12/1/40	552,771
1,600,000	Commonwealth Edison Co.,
	5.900%, 3/15/36	2,031,216
1,330,000	Dominion Resources, Inc.,
	2.584%, 9/30/66(A)	1,242,165
1,400,000	Entergy Louisiana LLC,
	4.440%, 1/15/26	1,587,358
99,000	National Fuel Gas Co., 8.750%, 5/1/19	129,157
375,000	Nevada Power Co., 5.875%, 1/15/15	408,653
1,265,000	Nevada Power Co., 6.500%, 8/1/18	1,574,091
2,000,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	2,120,000
		11,590,465

	Consumer Staples — 2.0%
1,412,680	American Airlines 2011-1 Class B Pass
	Through Trust, 144a,
	7.000%, 1/31/18	1,483,314
1,570,707	CVS Pass-Through Trust,
	6.036%, 12/10/28	1,842,701
		3,326,015

	Energy — 1.8%
1,253,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	1,368,902
1,551,000	Petrobras International Finance Co. -
	Pifco, 3.500%, 2/6/17	1,601,397
		2,970,299

	Consumer Discretionary — 1.0%
1,625,000	Royal Caribbean Cruises Ltd.,
	7.000%, 6/15/13	1,641,250

	Telecommunication Services — 0.9%
1,500,000	SBA Tower Trust, 144a,
	4.254%, 4/15/15	1,587,204

	Transportation — 0.7%
1,056,000	Totem Ocean Trailer Express, Inc.,
	6.365%, 4/15/28	1,236,610

	Health Care — 0.7%
1,075,000	HCA, Inc., 7.250%, 9/15/20	1,189,219
	Total Corporate Bonds	$60,744,078

35

Touchstone Total Return Bond Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 22.2%
$1,452,431	321 Henderson Receivables I LLC, Ser
	2012-1A, Class A, 144a,
	4.210%, 2/16/65	$1,580,362
1,381,211	321 Henderson Receivables I LLC, Ser
	2012-2A, Class A, 144a,
	3.840%, 10/15/59	1,457,777
575,000	FPL Recovery Funding LLC, Ser
	2007-A, Class A4, 5.256%, 8/1/21	671,992
1,325,000	JCP&L Transition Funding LLC, Ser
	2006-A, Class A4, 5.610%, 6/5/23	1,631,695
74,893	Small Business Administration
	Participation Certificates, Ser
	2001-20A, Class 1, 6.290%, 1/1/21	82,717
505,207	Small Business Administration
	Participation Certificates, Ser
	2002-20H, Class 1, 5.310%, 8/1/22	552,018
460,304	Small Business Administration
	Participation Certificates, Ser
	2003-20B, Class 1, 4.840%, 2/1/23	507,803
159,922	Small Business Administration
	Participation Certificates, Ser
	2003-20D, Class 1, 4.760%, 4/1/23	175,904
105,803	Small Business Administration
	Participation Certificates, Ser
	2004-20D, Class 1, 4.770%, 4/1/24	115,569
708,648	Small Business Administration
	Participation Certificates, Ser
	2004-20K, Class 1, 4.880%, 11/1/24	775,585
70,729	Small Business Administration
	Participation Certificates, Ser
	2005-10E, Class 1, 4.540%, 9/1/15	72,764
490,408	Small Business Administration
	Participation Certificates, Ser
	2005-20B, Class 1, 4.625%, 2/1/25	546,365
428,344	Small Business Administration
	Participation Certificates, Ser
	2005-20H, Class 1, 5.110%, 8/1/25	486,400
2,013,486	Small Business Administration
	Participation Certificates, Ser
	2006-20B, Class 1, 5.350%, 2/1/26	2,291,986
722,574	Small Business Administration
	Participation Certificates, Ser
	2006-20H, Class 1, 5.700%, 8/1/26	830,398
1,683,990	Small Business Administration
	Participation Certificates, Ser
	2006-20K, Class 1, 5.360%, 11/1/26	1,917,818
1,429,093	Small Business Administration
	Participation Certificates, Ser
	2006-20L, Class 1, 5.120%, 12/1/26	1,600,022
1,439,840	Small Business Administration
	Participation Certificates, Ser
	2007-20A, Class 1, 5.320%, 1/1/27	1,652,575
1,847,011	Small Business Administration
	Participation Certificates, Ser
	2007-20E, Class 1, 5.310%, 5/1/27	2,123,960
739,315	Small Business Administration
	Participation Certificates, Ser
	2007-20F, Class 1, 5.710%, 6/1/27	857,785
1,718,841	Small Business Administration
	Participation Certificates, Ser
	2007-20L, Class 1, 5.290%, 12/1/27	1,955,515
995,058	Small Business Administration
	Participation Certificates, Ser
	2008-20A, Class 1, 5.170%, 1/1/28	1,138,644
1,257,980	Small Business Administration
	Participation Certificates, Ser
	2008-20K, Class 1, 6.770%, 11/1/28	1,488,400
1,323,332	Small Business Administration
	Participation Certificates, Ser
	2009-20B, Class 1, 4.760%, 2/1/29	1,478,965
1,320,197	Small Business Administration
	Participation Certificates, Ser
	2009-20C, Class 1, 4.660%, 3/1/29	1,503,151
343,861	Small Business Administration
	Participation Certificates, Ser
	2009-20D, Class 1, 4.310%, 4/1/29	379,995
1,652,956	Small Business Administration
	Participation Certificates, Ser
	2009-20E, Class 1, 4.430%, 5/1/29	1,828,209
1,106,932	Small Business Administration
	Participation Certificates, Ser
	2009-20F, Class 1, 4.950%, 6/1/29	1,252,410
1,493,872	Small Business Administration
	Participation Certificates, Ser
	2009-20J, Class 1, 3.920%, 10/1/29	1,640,284
1,600,586	Small Business Administration
	Participation Certificates, Ser
	2010-20F, Class 1, 3.880%, 6/1/30	1,741,444
1,005,988	Small Business Administration
	Participation Certificates, Ser
	2010-20I, Class 1, 3.210%, 9/1/30	1,068,992
1,904,784	Small Business Administration
	Participation Certificates, Ser
	2012-10C, Class 1, 1.240%, 5/1/22	1,906,975
	Total Asset-Backed Securities	$37,314,479

	U.S. Government Mortgage-Backed Obligations — 19.2%
475,909	FHLMC, Pool #A89148,
	4.000%, 10/1/39	505,856
232,871	FNMA, Pool #465711, 4.680%, 8/1/28	262,882
1,663,304	FNMA, Pool #469616, 3.500%, 11/1/21	1,796,745
1,700,000	FNMA, Pool #469667, 3.540%, 12/1/21	1,823,861
1,593,862	FNMA, Pool #745275, 5.000%, 2/1/36	1,730,678
119,445	FNMA, Pool #874210, 5.260%, 1/1/25	139,144
78,613	FNMA, Pool #888829, 5.832%, 6/1/37	91,237
174,218	FNMA, Pool #958736, 4.940%, 5/1/19	197,977
464,345	FNMA, Pool #AB1152, 4.000%, 6/1/25	496,969
286,137	FNMA, Pool #AB3876, 4.000%, 11/1/41	308,366
448,910	FNMA, Pool #AD0101, 4.879%, 7/1/19	515,770
515,506	FNMA, Pool #AD0166, 4.876%, 8/1/19	592,938
191,149	FNMA, Pool #AD0342, 4.639%, 10/1/19	221,117

36

Touchstone Total Return Bond Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 19.2% (Continued)
$457,356	FNMA, Pool #AD0786, 4.501%, 1/1/20	$527,360
532,389	FNMA, Pool #AD0910, 4.602%, 4/1/20	609,149
143,711	FNMA, Pool #AD1608, 4.000%, 2/1/25	153,808
806,939	FNMA, Pool #AD1656, 4.500%, 3/1/40	870,599
555,338	FNMA, Pool #AE0209, 4.331%, 6/1/20	636,890
1,481,805	FNMA, Pool #AE0446, 4.086%, 9/1/20	1,678,432
962,167	FNMA, Pool #AE2771, 3.500%, 8/1/26	1,033,564
852,150	FNMA, Pool #AE8886, 3.500%, 12/1/25	903,666
443,935	FNMA, Pool #AH1519, 3.500%, 12/1/25	470,773
313,037	FNMA, Pool #AH6301, 4.000%, 5/1/26	335,129
493,957	FNMA, Pool #AH8854, 4.500%, 4/1/41	540,919
766,623	FNMA, Pool #AI1856, 4.500%, 5/1/41	847,893
394,338	FNMA, Pool #AL0247, 4.000%, 4/1/41	432,860
2,000,000	FNMA, Pool #AM0566, 1.940%, 9/1/19	2,054,827
1,490,130	FNMA, Pool #AT0924, 2.000%, 3/1/28	1,535,010
49,614	GNMA, Pool #4441, 5.000%, 5/20/39	52,538
2,307,813	GNMA, Pool #5276, 3.000%, 1/20/27	2,462,713
2,028,998	GNMA, Pool #710077, 4.700%, 5/20/61	2,280,353
294,061	GNMA, Pool #751408, 4.826%, 6/20/61	337,980
821,909	GNMA, Pool #751409, 4.626%, 7/20/61	915,658
604,061	GNMA, Pool #752631,
	4.500%, 10/20/40	672,339
730,316	GNMA, Pool #756686, 4.697%, 9/20/61	824,959
562,980	GNMA, Pool #757327, 4.295%, 7/20/61	629,671
2,410,772	GNMA, Pool #766517, 4.661%, 4/20/62	2,749,003
	Total U.S. Government Mortgage-Backed Obligations	$32,239,633

	Agency Collateralized Mortgage Obligations — 9.8%
1,000,000	FREMF Mortgage Trust, Ser 2011-K702,
	Class B, 144a, 4.770%, 4/25/44(A)	1,100,837
1,000,000	FREMF Mortgage Trust, Ser 2012-K19,
	Class B, 144a, 4.037%, 5/25/45(A)	1,041,637
1,035,000	FREMF Mortgage Trust, Ser 2012-K710,
	Class B, 144a, 3.818%, 6/25/47(A)	1,086,907
491,908	GNMA, Ser 2008-39, Class B,
	4.549%, 6/16/28	498,857
169,569	GNMA, Ser 2009-114, Class A,
	3.103%, 12/16/38	174,423
875,000	GNMA, Ser 2009-27, Class B,
	4.353%, 2/16/41	913,924
221,757	GNMA, Ser 2009-86, Class A,
	3.536%, 9/16/35	229,217
2,245,865	GNMA, Ser 2010-22, Class AD,
	3.633%, 10/16/39	2,339,915
302,211	GNMA, Ser 2010-49, Class A,
	2.870%, 3/16/51	309,861
1,500,000	GNMA, Ser 2011-1, Class B,
	4.344%, 6/16/41(A)	1,623,192
999,213	GNMA, Ser 2011-147, Class A,
	2.174%, 7/16/38	1,033,175
1,629,787	GNMA, Ser 2011-31, Class A,
	2.210%, 12/16/35	1,664,644
1,061,532	GNMA, Ser 2011-47, Class A,
	2.070%, 4/16/32	1,076,909
705,291	GNMA, Ser 2012-22, Class AB,
	1.661%, 3/16/33	718,093
2,530,661	GNMA, Ser 2012-53, Class AC,
	2.381%, 12/16/43	2,652,221
	Total Agency Collateralized Mortgage Obligations	$16,463,812

	Commercial Mortgage-Backed Securities — 5.0%
1,350,000	Citigroup Commercial Mortgage Trust,
	Ser 2007-C6, Class A4,
	5.697%, 12/10/49(A)	1,569,842
505,000	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2006-CD3,
	Class AJ, 5.688%, 10/15/48	467,953
1,490,750	Greenwich Capital Commercial
	Funding Corp., Ser 2005-GG5, Class
	A5, 5.224%, 4/10/37(A)	1,626,967
1,425,000	GS Mortgage Securities Corp. II, Ser
	2007-GG10, Class A4,
	5.787%, 8/10/45(A)	1,630,585
200,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP4, Class AM,
	4.999%, 10/15/42(A)	216,599
344,949	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2006-CB17, Class A3,
	5.450%, 12/12/43	344,910
1,000,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2007-LDPX, Class A3S,
	5.317%, 1/15/49	1,029,609
1,400,000	Merrill Lynch/Countrywide
	Commercial Mortgage Trust, Ser
	2006-3, Class AM,
	5.456%, 7/12/46(A)	1,571,251
	Total Commercial Mortgage-Backed Securities	$8,457,716

	U.S. Treasury Obligations — 3.1%
2,880,000	U.S. Treasury Strip, Principal,
	0.000%, 8/15/30#	1,722,015
3,525,000	U.S. Treasury Strip, Principal,
	0.000%, 8/15/35#	1,718,825
4,205,000	U.S. Treasury Strip, Principal,
	0.000%, 5/15/40#	1,717,995
	Total U.S. Treasury Obligations	$5,158,835

	U.S. Government Agency Obligations — 1.0%
2,994	FHA Reilly, 6.840%, 6/1/14	2,994
27,212	FHA USGI, 7.430%, 8/1/23	27,212
57,092	Small Business Administration
	Participation Certificates,
	6.150%, 2/1/18	61,725

37

Touchstone Total Return Bond Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 1.0% (Continued)
$180,478	Small Business Administration
	Participation Certificates, Ser
	2001-20K, Class 1, 5.340%, 11/1/21	$198,541
1,150,000	Tennessee Valley Authority,
	4.650%, 6/15/35	1,337,311

	Total U.S. Government Agency Obligations	$1,627,783

	Sovereign Government Obligations — 1.0%
12,195	Ecuador Government AID Bond,
	7.050%, 5/1/15	13,037
1,240,000	Israel Government AID Bond,
	5.500%, 9/18/33	1,602,262
	Total Sovereign Government Obligations	$1,615,299

Shares
	Investment Fund — 1.7%
2,887,511	Touchstone Institutional Money Market Fund^	2,887,511

	Total Investment Securities —99.1%
	(Cost $162,064,530)	$166,509,146

	Other Assets in Excess of Liabilities — 0.9%	1,562,201

	Net Assets — 100.0%	$168,071,347

#	Strips Security - Zero Coupon Bond.

(A)	Variable rate security - the rate reflected is the rate in effect as of March 31, 2013.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

FHA - Federal Housing Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MTN -Medium Term Note

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities were valued at $11,376,376 or 6.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$60,744,078	$—	$60,744,078
Asset-Backed Securities	—	37,314,479	—	37,314,479
U.S. Government Mortgage-Backed Obligations	—	32,239,633	—	32,239,633
Agency Collateralized Mortgage Obligations	—	16,463,812	—	16,463,812
Commercial Mortgage-Backed Securities	—	8,457,716	—	8,457,716
U.S. Treasury Obligations	—	5,158,835	—	5,158,835
U.S. Government Agency Obligations	—	1,627,783	—	1,627,783
Sovereign Government Obligations	—	1,615,299	—	1,615,299
Investment Fund	2,887,511	—	—	2,887,511
				$166,509,146

See accompanying Notes to Financial Statements.

38

Portfolio of Investments

Touchstone Ultra Short Duration Fixed Income Fund – March 31, 2013 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds— 29.4%

	Financials — 11.8%
$600,000	Bank of America Corp. MTN,
	1.722%, 1/30/14(A)	$605,238
1,830,000	Bear Stearns Cos. LLC (The),
	5.700%, 11/15/14††	1,972,310
1,200,000	Caterpillar Financial Services Corp.
	MTN, 2.650%, 4/1/16	1,266,143
9,700,000	Citigroup, Inc., 5.500%, 4/11/13	9,711,310
5,510,000	CommonWealth REIT, 6.400%, 2/15/15	5,870,178
2,775,000	Daimler Finance North America LLC,
	6.500%, 11/15/13	2,877,439
1,780,000	Duke Realty LP, 5.400%, 8/15/14	1,877,163
1,072,000	Duke Realty LP, 6.250%, 5/15/13	1,078,855
1,200,000	ERAC USA Finance LLC, 144a,
	2.250%, 1/10/14	1,214,094
5,425,000	ERP Operating LP, 5.200%, 4/1/13	5,425,000
2,464,000	Genworth Financial, Inc.,
	8.625%, 12/15/16	2,974,235
1,500,000	Goldman Sachs Group, Inc. (The),
	4.750%, 7/15/13	1,517,996
8,650,000	Goldman Sachs Group, Inc. (The),
	5.250%, 4/1/13	8,650,000
5,055,000	HCP, Inc., 2.700%, 2/1/14	5,134,222
4,000,000	HCP, Inc., 5.650%, 12/15/13	4,138,088
1,250,000	JPMorgan Chase & Co. MTN,
	2.050%, 1/24/14	1,266,745
3,530,000	KeyCorp MTN, 6.500%, 5/14/13	3,554,265
700,000	Kimco Realty Corp., 4.820%, 6/1/14	732,498
3,000,000	MetLife Institutional Funding II, 144a,
	0.650%, 1/6/15(A)	3,003,168
5,000,000	Morgan Stanley, 6.750%, 10/15/13	5,156,925
535,000	ProLogis LP, 7.625%, 8/15/14	578,341
1,500,000	Royal Bank of Canada,
	1.450%, 10/30/14	1,522,420
1,000,000	Simon Property Group LP,
	6.750%, 5/15/14	1,051,865
		71,178,498

	Utilities — 6.1%
1,320,000	Duke Energy Corp., 5.650%, 6/15/13	1,333,537
2,630,000	Exelon Generation Co. LLC,
	5.350%, 1/15/14	2,726,397
5,525,000	Great Plains Energy, Inc.,
	2.750%, 8/15/13	5,558,802
5,500,000	Jemena Ltd., 144a, 5.300%, 9/25/15	5,881,431
849,929	Kiowa Power Partners LLC, 144a,
	4.811%, 12/30/13	856,489
550,000	NextEra Energy Capital Holdings, Inc.,
	2.550%, 11/15/13	556,651
1,515,000	NextEra Energy Capital Holdings, Inc.,
	5.350%, 6/15/13	1,529,473
500,000	NSTAR Electric Co., 4.875%, 4/15/14	521,401
1,000,000	OGE Energy Corp., 5.000%, 11/15/14	1,055,746
650,000	Portland General Electric Co. MTN,
	144a, 5.625%, 8/1/13	659,406
1,000,000	PPL Energy Supply LLC,
	5.400%, 8/15/14	1,057,507
1,000,000	PSEG Power LLC, 2.500%, 4/15/13	1,000,683
5,000,000	Scottish Power Ltd., 5.375%, 3/15/15	5,326,450
1,265,000	Sempra Energy, 2.000%, 3/15/14	1,280,180
1,000,000	Sierra Pacific Power Co.,
	5.450%, 9/1/13	1,019,659
1,500,000	Southern California Edison Co.,
	5.750%, 3/15/14	1,571,592
2,564,000	SPI Electricity & Gas Australia Holdings
	Pty Ltd., 144a, 6.150%, 11/15/13	2,625,715
1,675,000	Westar Energy, Inc., 6.000%, 7/1/14	1,782,701
		36,343,820

	Energy — 4.7%
1,300,000	CenterPoint Energy Resources Corp.,
	5.950%, 1/15/14	1,353,206
1,100,000	DCP Midstream LLC, 144a,
	5.375%, 10/15/15	1,195,638
2,200,000	Enbridge Energy Partners LP,
	4.750%, 6/1/13	2,211,735
2,000,000	Encana Corp., 4.750%, 10/15/13	2,041,064
1,900,000	Enterprise Products Operating LLC,
	5.600%, 10/15/14	2,036,705
4,500,000	Petrohawk Energy Corp.,
	7.875%, 6/1/15	4,655,079
4,110,000	Ras Laffan Liquefied Natural Gas Co.
	Ltd. III, 144a, 5.500%, 9/30/14	4,366,875
4,700,000	Southeast Supply Header LLC, 144a,
	4.850%, 8/15/14	4,915,650
1,215,000	Spectra Energy Capital LLC,
	5.500%, 3/1/14	1,265,553
900,000	Spectra Energy Capital LLC,
	5.668%, 8/15/14	957,687
1,950,000	Spectra Energy Capital LLC,
	5.900%, 9/15/13	1,995,014
1,225,000	Total Capital Canada Ltd.,
	1.625%, 1/28/14	1,237,495
		28,231,701

	Consumer Discretionary — 3.3%
940,000	Comcast Corp., 5.300%, 1/15/14	976,012
6,225,000	Glencore Funding LLC, 144a,
	6.000%, 4/15/14	6,520,607
7,089,000	Reed Elsevier Capital, Inc.,
	7.750%, 1/15/14	7,470,168
4,821,000	Time Warner Cable, Inc.,
	8.250%, 2/14/14	5,128,382
		20,095,169

	Consumer Staples — 1.1%
2,500,000	Andrew W Mellon Foundation,
	3.950%, 8/1/14	2,616,142
1,000,000	Anheuser-Busch InBev Worldwide,
	Inc., 0.851%, 1/27/14(A)	1,003,050
700,000	Cargill, Inc., 144a, 4.375%, 6/1/13	704,363
2,125,000	Wesfarmers Ltd., 144a,
	6.998%, 4/10/13	2,127,301
		6,450,856

39

Touchstone Ultra Short Duration Fixed Income Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 29.4% (Continued)

	Materials — 1.0%
$1,000,000	RPM International, Inc.,
	6.250%, 12/15/13	$1,034,745
2,225,000	Xstrata Canada Corp., 5.375%, 6/1/15	2,403,360
2,575,000	Xstrata Finance Canada Ltd., 144a,
	1.800%, 10/23/15	2,604,262
		6,042,367

	Telecommunication Services — 1.0%
3,890,000	America Movil SAB dE CV,
	5.500%, 3/1/14	4,045,600
1,940,000	Verizon Communications, Inc.,
	5.250%, 4/15/13	1,943,160
		5,988,760

	Health Care — 0.2%
1,080,000	CareFusion Corp., 5.125%, 8/1/14	1,139,398

	Industrial — 0.2%
500,000	CRH America, Inc., 5.300%, 10/15/13	511,517
500,000	Philips Electronics N.V.,
	7.250%, 8/15/13	511,760
		1,023,277
	Total Corporate Bonds	$176,493,846

	Asset-Backed Securities — 19.8%
21,210	Ally Auto Receivables Trust, Ser
	2010-2, Class A3, 1.380%, 7/15/14	21,221
255,407	Ally Auto Receivables Trust, Ser
	2010-3, Class A3, 1.110%, 10/15/14	255,730
282,597	Ally Auto Receivables Trust, Ser
	2010-4, Class A3, 0.910%, 11/17/14	282,907
630,000	Ally Auto Receivables Trust, Ser
	2010-5, Class B, 144a,
	2.450%, 6/15/16	646,342
422,832	AmeriCredit Automobile Receivables
	Trust, Ser 2009-1, Class B,
	9.790%, 4/15/14	426,232
1,455,000	AmeriCredit Automobile Receivables
	Trust, Ser 2009-1, Class C,
	14.550%, 1/15/16	1,528,175
1,192,455	AmeriCredit Automobile Receivables
	Trust, Ser 2010-1, Class B,
	3.720%, 11/17/14	1,197,285
6,675,000	AmeriCredit Automobile Receivables
	Trust, Ser 2010-1, Class C,
	5.190%, 8/17/15	6,898,679
230,639	AmeriCredit Automobile Receivables
	Trust, Ser 2011-5, Class A2,
	1.190%, 8/8/15	231,208
3,000,000	AmeriCredit Automobile Receivables
	Trust, Ser 2011-5, Class C,
	3.440%, 10/8/17	3,140,955
1,325,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-3, Class B,
	1.590%, 7/10/17	1,342,120
4,624,123	Ascentium Equipment Receivables
	LLC, Ser 2012-1A, Class A, 144a,
	1.830%, 9/15/19	4,623,661
4,738,181	California Republic Auto Receivables
	Trust, Ser 2012-1, Class A, 144a,
	1.180%, 8/15/17	4,735,803
333,136	Capital Auto Receivables Asset Trust,
	Ser 2008-2, Class B, 144a,
	6.460%, 12/15/14	334,461
5,000,000	Capital Auto Receivables Asset Trust,
	Ser 2008-2, Class C, 144a,
	7.960%, 12/15/14	5,071,140
4,215,000	Capital Auto Receivables Asset Trust,
	Ser 2008-2, Class D, 144a,
	8.250%, 12/15/14	4,279,574
462,166	Capital Auto Receivables Asset Trust,
	Ser 2008-A, Class B, 144a,
	6.890%, 1/15/15	464,116
723,424	CarNow Auto Receivables Trust, Ser
	2012-1A, Class A, 144a,
	2.090%, 1/15/15	723,672
1,674,784	Chrysler Financial Auto Securitization
	Trust, Ser 2010-A, Class C,
	2.000%, 1/8/14	1,675,375
800,000	Citibank Credit Card Issuance Trust,
	Ser 2003-A10, Class A10,
	4.750%, 12/10/15	824,370
882,361	Citigroup Mortgage Loan Trust, Inc.,
	Ser 2005-WF1, Class A3,
	5.000%, 11/25/34(A)	890,085
3,278,148	Countrywide Asset-Backed
	Certificates, Ser 2005-6, Class M1,
	0.694%, 12/25/35(A)	3,258,944
158,692	CPS Auto Receivables Trust, Ser
	2010-A, Class A, 144a,
	2.890%, 3/15/16	158,985
1,234,004	DT Auto Owner Trust, Ser 2012-1A,
	Class A, 144a, 1.050%, 1/15/15	1,235,246
783,220	Entergy Texas Restoration Funding
	LLC, Ser 2009-A, Class A1,
	2.120%, 2/1/16	795,887
1,050,000	Ford Credit Auto Owner Trust, Ser
	2010-B, Class B, 2.540%, 2/15/16	1,079,730
144,069	Honda Auto Receivables Owner Trust,
	Ser 2010-3, Class A3,
	0.700%, 4/21/14	144,132
1,200,000	Honda Auto Receivables Owner Trust,
	Ser 2011-3, Class A3,
	0.880%, 9/21/15	1,204,984
844,567	Hyundai Auto Receivables Trust, Ser
	2009-A, Class A4, 3.150%, 3/15/16	854,477
503,513	LAI Vehicle Lease Securitization Trust,
	Ser 2010-A, Class A, 144a,
	2.550%, 9/15/16	503,640
6,650,000	Madison Avenue Manufactured
	Housing Contract, Ser 2002-A, Class
	M2, 2.454%, 3/25/32(A)	6,687,054

40

Touchstone Ultra Short Duration Fixed Income Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 19.8% (Continued)
$59,833	Mercedes-Benz Auto Receivables
	Trust, Ser 2010-1, Class A3,
	1.420%, 8/15/14	$59,955
1,758,966	Montana Higher Education Student
	Assistance Corp., Ser 2012-1, Class
	A1, 0.803%, 9/20/22(A)	1,767,761
1,169,310	RAMP Trust, Ser 2003-RZ3, Class A6,
	3.900%, 3/25/33	1,154,383
2,097,173	Santander Consumer Acquired
	Receivables Trust, Ser 2011-S1A,
	Class B, 144a, 1.660%, 8/15/16	2,110,953
2,350,000	Santander Consumer Acquired
	Receivables Trust, Ser 2011-WO,
	Class B, 144a, 2.320%, 4/15/15	2,371,195
2,564,248	Santander Drive Auto Receivables
	Trust, Ser 2010-2, Class B,
	2.240%, 12/15/14	2,576,041
3,875,000	Santander Drive Auto Receivables
	Trust, Ser 2010-2, Class C,
	3.890%, 7/17/17	3,996,938
2,879,210	Santander Drive Auto Receivables
	Trust, Ser 2010-3, Class B,
	2.050%, 5/15/15	2,890,813
4,700,000	Santander Drive Auto Receivables
	Trust, Ser 2010-3, Class C,
	3.060%, 11/15/17	4,850,198
5,000,000	Santander Drive Auto Receivables
	Trust, Ser 2010-B, Class C, 144a,
	3.020%, 10/17/16	5,077,855
2,530,000	Santander Drive Auto Receivables
	Trust, Ser 2011-3, Class C,
	3.090%, 5/15/17	2,606,937
2,465,196	Santander Drive Auto Receivables
	Trust, Ser 2011-S1A, Class B, 144a,
	1.480%, 5/15/17	2,475,486
1,983,884	Sierra Receivables Funding Co. LLC,
	Ser 2011-1A, Class A, 144a,
	3.350%, 4/20/26	2,064,035
5,730,567	Sierra Receivables Funding Co. LLC,
	Ser 2011-2A, Class A, 144a,
	3.260%, 5/20/28	5,888,078
2,144,961	Sierra Receivables Funding Co. LLC,
	Ser 2012-1A, Class A, 144a,
	2.840%, 11/20/28	2,202,583
1,900,730	SNAAC Auto Receivables Trust, Ser
	2012-1A, Class A, 144a,
	1.780%, 6/15/16	1,911,592
5,750,000	Tidewater Auto Receivables Trust, Ser
	2012-AA, Class A2, 144a,
	1.210%, 8/15/15	5,749,920
174,228	Toyota Auto Receivables Owner Trust,
	Ser 2010-C, Class A3,
	0.770%, 4/15/14	174,309
1,750,000	United Auto Credit Securitization
	Trust, Ser 2012-1, Class A2, 144a,
	1.100%, 3/16/15	1,750,369
295,000	Vanderbilt Mortgage Finance, Ser
	2001-C, Class A4, 5.960%, 1/7/27	302,651
1,675,000	Volkswagen Auto Lease Trust, Ser
	2012-A, Class A3, 0.870%, 7/20/15	1,682,266
1,000,000	Volkswagen Auto Loan Enhanced
	Trust, Ser 2012-1, Class A3,
	0.850%, 8/22/16	1,004,752
22,970	Wells Fargo Home Equity Trust, Ser
	2006-1, Class A3, 0.354%, 5/25/36(A)	22,958
4,854,461	Westgate Resorts LLC, Ser 2012-2A,
	Class A, 144a, 3.000%, 1/20/25	4,895,423
4,167,376	Westgate Resorts LLC, Ser 2012-3A,
	Class A, 144a, 2.500%, 3/20/25	4,172,585
	Total Asset-Backed Securities	$119,276,226

	Commercial Mortgage-Backed Securities — 19.7%
164,497	Banc of America Commercial
	Mortgage Trust, Ser 2006-2, Class
	A2, 5.713%, 5/10/45	164,450
7,445,341	Banc of America Commercial
	Mortgage Trust, Ser 2007-1, Class
	A3, 5.449%, 1/15/49	7,614,745
3,961,421	Banc of America Commercial
	Mortgage Trust, Ser 2007-2, Class
	A2, 5.619%, 4/10/49(A)	4,033,764
100,221	Banc of America Commercial
	Mortgage Trust, Ser 2007-5, Class
	A2, 5.434%, 2/10/51	100,114
2,933,904	Banc of America Large Loan Trust, Ser
	2007-BMB1, Class A2, 144a,
	0.953%, 8/15/29(A)	2,890,229
777,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2004-4, Class A6, 4.877%, 7/10/42(A)	808,687
661,614	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2004-6, Class A3, 4.512%, 12/10/42	667,011
244,975	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-3, Class ASB, 4.589%, 7/10/43	250,902
1,931,954	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-4, Class ASB, 4.867%, 7/10/45	1,988,155
3,133,000	Banc of America Re-Remic Trust, Ser
	2012-CLRN, Class B, 144a,
	1.803%, 8/15/29(A)	3,170,699
2,367,000	Banc of America Re-Remic Trust, Ser
	2012-CLRN, Class C, 144a,
	2.303%, 8/15/29(A)	2,405,648

41

Touchstone Ultra Short Duration Fixed Income Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 19.7%
	(Continued)
$1,333,542	Bear Stearns Commercial Mortgage
	Securities, Ser 2000-WF2, Class E,
	8.050%, 10/15/32(A)††	$1,379,465
1,467,627	Bear Stearns Commercial Mortgage
	Securities, Ser 2004-T14, Class A4,
	5.200%, 1/12/41(A)††	1,509,555
209,131	Bear Stearns Commercial Mortgage
	Securities, Ser 2007-T26, Class A2,
	5.330%, 1/12/45††	209,082
1,870,281	Bear Stearns Commercial Mortgage
	Securities Trust, Ser 2007-T28, Class
	AAB, 5.746%, 9/11/42	1,998,148
2,200,000	CDC Commercial Mortgage Trust, Ser
	2002-FX1, Class D, 6.005%, 5/15/35	2,206,006
3,375,000	COMM 2004-LNB3 Mortgage Trust,
	Ser 2004-LB3A, Class B,
	5.354%, 7/10/37(A)	3,523,557
5,785,000	COMM 2006-FL12 Mortgage Trust, Ser
	2006-FL12, Class AJ, 144a,
	0.333%, 12/15/20(A)	5,543,505
4,660,134	COMM 2007-FL14 Mortgage Trust, Ser
	2007-FL14, Class AJ, 144a,
	0.383%, 6/15/22(A)	4,591,620
531,046	Commercial Mortgage Asset Trust, Ser
	1999-C1, Class A4,
	6.975%, 1/17/32(A)	532,120
5,700,000	Commercial Mortgage Pass Through
	Certificates, Ser 2012-FL2, Class A,
	144a, 2.331%, 9/17/29(A)	5,790,339
170,806	Commercial Mortgage Pass-Through
	Certificates, Ser 2007-C2, Class A2,
	5.448%, 1/15/49(A)	171,806
520,397	Commercial Mortgage Pass-Through
	Certificates, Ser 2007-C5, Class A2,
	5.589%, 9/15/40	519,318
517,197	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 1998-C2, Class
	D, 7.130%, 11/15/30	518,230
350,916	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2003-C4, Class
	A4, 5.137%, 8/15/36(A)	352,569
4,500,000	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2003-C4, Class
	B, 5.253%, 8/15/36(A)	4,554,598
193,301	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2005-C5, Class
	A3, 5.100%, 8/15/38(A)	194,245
2,172,143	DBUBS Mortgage Trust, Ser
	2011-LC2A, Class A1FL, 144a,
	1.552%, 7/12/44(A)	2,238,226
6,139,000	GMAC Commercial Mortgage
	Securities, Inc., Ser 2003-C2, Class D,
	5.466%, 5/10/40(A)	6,220,262
148,611	GMAC Commercial Mortgage
	Securities, Inc., Ser 2004-C3, Class
	A4, 4.547%, 12/10/41	149,043
350,307	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2004-LN2, Class A1,
	4.475%, 7/15/41	350,633
964,772	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-CB12, Class A3A2,
	4.928%, 9/12/37	969,555
169,415	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP2, Class A3A,
	4.678%, 7/15/42	170,878
1,249,434	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP4, Class A3A2,
	4.903%, 10/15/42	1,248,896
54,198	LB Commercial Mortgage Trust, Ser
	2007-C3, Class A2,
	5.840%, 7/15/44(A)	54,300
2,000,000	LB-UBS Commercial Mortgage Trust,
	Ser 2003-C8, Class C,
	5.207%, 9/15/37(A)	2,039,324
2,000,000	LB-UBS Commercial Mortgage Trust,
	Ser 2003-C8, Class D,
	5.237%, 9/15/37(A)	2,038,768
559,000	LB-UBS Commercial Mortgage Trust,
	Ser 2004-C2, Class A4,
	4.367%, 3/15/36	573,795
86,897	LB-UBS Commercial Mortgage Trust,
	Ser 2005-C7, Class A2,
	5.103%, 11/15/30	87,311
274,591	LB-UBS Commercial Mortgage Trust,
	Ser 2005-C7, Class AAB,
	5.170%, 11/15/30	283,058
5,977,496	Merrill Lynch Floating Trust, Ser
	2008-LAQA, Class A1, 144a,
	0.738%, 7/9/21(A)	5,885,234
4,500,000	Merrill Lynch Floating Trust, Ser
	2008-LAQA, Class A2, 144a,
	0.738%, 7/9/21(A)	4,446,770
7,115,000	Merrill Lynch Mortgage Trust, Ser
	2003-KEY1, Class C,
	5.373%, 11/12/35(A)	7,257,513
80,034	Merrill Lynch/Countrywide
	Commercial Mortgage Trust, Ser
	2006-2, Class A2, 5.878%, 6/12/46(A)	80,061
3,688,153	Merrill Lynch/Countrywide
	Commercial Mortgage Trust, Ser
	2007-5, Class A3, 5.364%, 8/12/48	3,758,434

42

Touchstone Ultra Short Duration Fixed Income Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 19.7% (Continued)
$2,562,447	Morgan Stanley Capital I Trust, Ser
	2007-IQ15, Class A2,
	5.849%, 6/11/49(A)	$2,606,785
65,002	Morgan Stanley Dean Witter Capital I,
	Ser 2001-TOP3, Class A4,
	6.390%, 7/15/33	65,036
2,568,505	PNC Mortgage Acceptance Corp., Ser
	2001-C1, Class F, 144a,
	7.153%, 3/12/34(A)	2,605,946
5,000,000	TIAA CMBS I Trust, Ser 2001-C1A, Class
	H, 144a, 5.770%, 6/19/33	5,127,300
6,172,459	Wachovia Bank Commercial Mortgage
	Trust, Ser 2003-C7, Class A2, 144a,
	5.077%, 10/15/35(A)	6,243,770
1,386,271	Wachovia Bank Commercial Mortgage
	Trust, Ser 2003-C9, Class A4,
	5.012%, 12/15/35(A)	1,409,594
83,092	Wachovia Bank Commercial Mortgage
	Trust, Ser 2004-C11, Class A4,
	5.030%, 1/15/41	83,220
1,769,177	Wachovia Bank Commercial Mortgage
	Trust, Ser 2005-C17, Class APB,
	5.037%, 3/15/42	1,782,115
812,097	Wachovia Bank Commercial Mortgage
	Trust, Ser 2005-C20, Class APB,
	5.090%, 7/15/42(A)	821,130
1,893,429	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C30, Class A3,
	5.246%, 12/15/43	1,950,223
	Total Commercial Mortgage-Backed Securities	$118,235,747

	U.S. Government Mortgage-Backed Obligations — 13.9%
521,405	FHLMC, Pool #1B1580,
	2.802%, 3/1/34(A)	551,412
264,458	FHLMC, Pool #1B2629,
	2.750%, 11/1/34(A)	283,130
1,143,413	FHLMC, Pool #1B7189,
	3.460%, 3/1/36(A)	1,224,184
391,559	FHLMC, Pool #1G1471,
	2.600%, 1/1/37(A)	417,066
1,862,835	FHLMC, Pool #1H1354,
	5.887%, 11/1/36(A)	2,010,225
221,774	FHLMC, Pool #1H2524,
	2.393%, 8/1/35(A)	236,758
694,120	FHLMC, Pool #1J1813,
	3.050%, 8/1/37(A)	743,860
670,867	FHLMC, Pool #1K1238,
	2.375%, 7/1/36(A)	710,747
440,827	FHLMC, Pool #1L0087,
	2.375%, 6/1/35(A)	471,160
623,664	FHLMC, Pool #1L0147,
	2.415%, 7/1/35(A)	660,744
560,920	FHLMC, Pool #1L1288,
	2.378%, 5/1/36(A)	598,760
515,243	FHLMC, Pool #1Q0080,
	2.786%, 1/1/36(A)	553,055
1,001,020	FHLMC, Pool #1Q0119,
	2.940%, 9/1/36(A)	1,072,033
1,833,982	FHLMC, Pool #1Q0187,
	2.868%, 12/1/36(A)	1,967,049
981,011	FHLMC, Pool #1Q0339,
	2.863%, 4/1/37(A)	1,052,741
404,823	FHLMC, Pool #1Q0669,
	2.762%, 11/1/37(A)	432,124
1,550,179	FHLMC, Pool #1Q1303,
	4.751%, 11/1/36(A)	1,676,620
1,728,871	FHLMC, Pool #781515,
	2.375%, 4/1/34(A)	1,834,167
768,724	FHLMC, Pool #782760,
	6.101%, 11/1/36(A)	826,832
507,730	FHLMC, Pool #847795,
	2.432%, 4/1/35(A)	540,511
370,333	FHLMC, Pool #848088,
	2.412%, 4/1/35(A)	396,876
1,910,455	FHLMC, Pool #848539,
	5.150%, 4/1/37(A)	2,061,666
2,793,711	FHLMC, Pool #848583,
	2.437%, 1/1/36(A)	2,966,508
42,362	FHLMC, Pool #A92646, 5.500%, 6/1/40	47,362
49,717	FHLMC, Pool #C03505, 5.500%, 6/1/40	53,960
42,995	FHLMC, Pool #G11072,
	7.500%, 12/1/15	45,037
2,987,169	FHLMC, Pool #G11769,
	5.000%, 10/1/20	3,209,087
1,907,669	FHLMC, Pool #G11773,
	5.000%, 10/1/20	2,049,695
977,986	FHLMC, Pool #J10895,
	4.000%, 10/1/19	1,040,324
587,095	FNMA, Pool #254868, 5.000%, 9/1/33	639,725
14,790	FNMA, Pool #519992, 7.000%, 10/1/14	15,265
10,653	FNMA, Pool #534851, 7.500%, 4/1/15	11,032
14,798	FNMA, Pool #535219, 7.500%, 3/1/15	15,362
444,960	FNMA, Pool #555380,
	2.493%, 4/1/33(A)	472,594
74,642	FNMA, Pool #555646, 7.500%, 9/1/16	77,893
579,901	FNMA, Pool #679742,
	2.839%, 1/1/40(A)	618,299
153,820	FNMA, Pool #681842,
	2.357%, 2/1/33(A)	163,962
480,703	FNMA, Pool #681898,
	2.261%, 4/1/33(A)	513,706
486,978	FNMA, Pool #725245,
	2.316%, 2/1/34(A)	519,881
2,432,375	FNMA, Pool #725490,
	2.749%, 4/1/34(A)	2,559,944
1,329,003	FNMA, Pool #735439, 6.000%, 9/1/19	1,422,987
287,816	FNMA, Pool #735539,
	2.378%, 4/1/35(A)	306,836
200,735	FNMA, Pool #743207,
	2.602%, 10/1/33(A)	213,043

43

Touchstone Ultra Short Duration Fixed Income Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 13.9% (Continued)
$163,350	FNMA, Pool #745467,
	2.811%, 4/1/36(A)	$174,699
375,654	FNMA, Pool #745790,
	2.536%, 8/1/36(A)	401,943
2,122,617	FNMA, Pool #761411, 4.500%, 5/1/19	2,287,690
281,033	FNMA, Pool #784365,
	2.232%, 5/1/34(A)	297,506
579,221	FNMA, Pool #791978,
	2.017%, 9/1/34(A)	610,376
211,824	FNMA, Pool #804001,
	2.368%, 10/1/34(A)	226,466
414,114	FNMA, Pool #806765,
	2.207%, 11/1/34(A)	440,207
161,123	FNMA, Pool #809897,
	2.469%, 3/1/35(A)	172,434
804,590	FNMA, Pool #810896,
	2.115%, 1/1/35(A)	854,938
386,548	FNMA, Pool #813170,
	2.487%, 1/1/35(A)	410,685
683,518	FNMA, Pool #813714,
	2.108%, 1/1/35(A)	727,125
3,384,546	FNMA, Pool #813844,
	2.067%, 1/1/35(A)	3,598,908
495,165	FNMA, Pool #820364,
	2.255%, 4/1/35(A)	526,098
2,243,950	FNMA, Pool #825395,
	2.347%, 7/1/35(A)	2,401,087
1,516,702	FNMA, Pool #827787,
	2.231%, 5/1/35(A)	1,608,636
210,844	FNMA, Pool #828480,
	2.852%, 6/1/35(A)	224,674
627,141	FNMA, Pool #839239,
	2.885%, 9/1/35(A)	668,162
247,543	FNMA, Pool #888179,
	2.742%, 2/1/37(A)	265,740
150,724	FNMA, Pool #888548,
	2.386%, 5/1/35(A)	160,368
472,812	FNMA, Pool #889060, 6.000%, 1/1/38	528,304
415,815	FNMA, Pool #889061, 6.000%, 1/1/38	467,709
25,332	FNMA, Pool #889382, 5.500%, 4/1/38	28,517
1,091,935	FNMA, Pool #922674,
	2.842%, 4/1/36(A)	1,173,221
1,449,065	FNMA, Pool #931676, 5.500%, 1/1/19	1,586,712
269,984	FNMA, Pool #950385,
	1.456%, 8/1/37(A)	288,063
445,828	FNMA, Pool #995284, 5.500%, 3/1/20	477,867
2,083,270	FNMA, Pool #AA1150, 4.000%, 4/1/23	2,224,760
503,177	FNMA, Pool #AB1827, 3.500%, 11/1/20	533,597
1,089,266	FNMA, Pool #AB1981, 3.500%, 12/1/20	1,157,840
22,983	FNMA, Pool #AD0941, 5.500%, 4/1/40	26,045
1,778,610	FNMA, Pool #AE0727, 4.000%, 10/1/20	1,894,578
372,428	FNMA, Pool #AE5441, 5.000%, 10/1/40	415,242
1,007,747	FNMA, Pool #AI3780, 3.500%, 8/1/20	1,068,670
534,472	FNMA, Pool #AI6588, 4.000%, 7/1/26	572,191
471,340	FNMA, Pool #AI8506, 4.000%, 8/1/26	504,603
497,440	FNMA, Pool #AL0211, 5.000%, 4/1/41	554,624
2,564,847	FNMA, Pool #AL0478,
	2.844%, 4/1/36(A)	2,738,155
942,019	FNMA, Pool #AL0543, 5.000%, 7/1/41	1,038,831
1,258,380	FNMA, Pool #MA0174, 4.000%, 9/1/19	1,346,793
716,369	FNMA, Pool #MA0464, 3.500%, 6/1/20	759,677
836,911	FNMA, Pool #MA0629, 3.500%, 1/1/21	890,126
3,554,041	FNMA, Pool #MA0740, 3.500%, 5/1/21	3,776,114
972,273	GNMA, Pool #80826,
	1.625%, 2/20/34(A)	1,022,890
625,203	GNMA, Pool #80889,
	1.750%, 4/20/34(A)	657,129
894,776	GNMA, Pool #81016,
	1.750%, 8/20/34(A)	939,870
38,637,378	GNMA, Ser 2009-114, Class IO,
	1.386%, 10/16/49(A)	2,147,697
17,723,300	GNMA, Ser 2011-78, Class IX,
	1.244%, 8/16/46(A)	1,270,548
	Total U.S. Government Mortgage-Backed Obligations	$83,432,337

	Commercial Paper — 8.7%
8,000,000	AGL Capital Corp.	7,999,778
4,000,000	AGL Capital Corp.	3,997,824
7,000,000	Enbridge Energy Partners	6,999,660
10,000,000	Kansas City Power & Light Co.	9,999,722
10,000,000	Kroger Co./The	9,999,722
8,000,000	OGE Energy Corp.	7,999,550
4,000,000	Spectra Energy Partners	3,999,743
1,214,000	Spectra Energy Partners	1,213,910
	Total Commercial Paper	$52,209,909

	Municipal Bonds — 3.8%

	Kentucky— 0.5%
3,000,000	KY St Econ Dev Fin Auth, Ref Amt
	Republic Svcs A, 0.500%, 4/1/31(A)	2,999,940

	Louisiana— 0.0%
217,437	LA St Local Govt Envrnm, Ell Tranche A
	1, 1.110%, 2/1/16	218,235

	Massachusetts— 0.2%
1,000,000	MA St Dev Fin Agy R, Waste
	Management Inc Pj Ser B, 2.125%,
	12/1/29	1,030,260

	New Jersey— 0.3%
2,000,000	NJ St Econ Dev Auth Re, Sch Facs
	Constr, 0.857%, 3/1/15	1,999,880

	New Mexico— 0.1%
665,000	NM St Edl Assistan, Libor Fltg Ser A 2,
	0.934%, 12/1/28(A)	665,206

	Ohio— 0.5%
500,000	American Muni Pwr-Ohio, Inc. OH,
	Hydroelec Pjs Ser A, 3.944%,
	2/15/15	525,435

44

Touchstone Ultra Short Duration Fixed Income Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 3.8% (Continued)
	Ohio — 0.5% (Continued)
$950,000	Columbus OH, Recovery Zone
	Economic Dev Tax, LTGO, 2.890%,
	6/1/15	$976,534
1,510,000	Medina Co OH IDR, Adj Mack Inds
	Proj, (LOC: JP Morgan Chase Bank
	NA), 0.270%, 7/1/16	1,510,000
		3,011,969
	Pennsylvania— 0.4%
2,500,000	PA St Econ Dev Fing, Waste Mgmt Proj,
	1.750%, 12/1/33	2,564,400

	South Carolina— 0.8%
5,000,000	SC St Public Svc A, Ser A, 0.704%,
	7/1/13(A)	5,003,500

	Texas— 1.0%
2,250,000	N TX Tollway Auth Rev, BANS Spl Pjs A,
	Revenue Notes, 2.441%, 9/1/13	2,267,078
625,000	TX St, Amt Ref College Student Ln B,
	UTGO, 5.000%, 8/1/14	660,969
1,000,000	TX St Muni Gas Acquisition, 5.000%,
	12/15/14	1,070,760
1,500,000	TX St Muni Gas Acquisition, 5.000%,
	12/15/15	1,649,700
		5,648,507
	Total Municipal Bonds	$23,141,897

	Agency Collateralized Mortgage Obligations — 3.1%
142,031	Fannie Mae REMIC Trust, Ser 2001-W4,
	Class AF5, 6.114%, 2/25/32	147,630
60,600,000	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K502 Class
	X1A, 1.856%, 4/25/17(A)	3,463,654
40,511	FHLMC REMIC, Ser 2571 Class FN,
	0.853%, 8/15/32(A)	40,521
175,448	FHLMC REMIC, Ser 2639 Class JE,
	5.000%, 1/15/32	176,822
1,168,126	FHLMC REMIC, Ser 2770 Class FH,
	0.603%, 3/15/34(A)	1,171,829
956,868	FHLMC REMIC, Ser 2778 Class BR,
	5.000%, 6/15/33	984,444
172,825	FHLMC REMIC, Ser 2904 Class CA,
	5.000%, 4/15/19	176,359
292,360	FHLMC REMIC, Ser 2977 Class NY,
	5.500%, 5/15/33	298,435
467,759	FHLMC REMIC, Ser 3010 Class WA,
	4.500%, 3/15/19	473,897
139,904	FHLMC REMIC, Ser 3104 Class BA,
	5.500%, 6/15/24	142,124
736,038	FHLMC REMIC, Ser 3414 Class MB,
	4.250%, 12/15/19	778,193
509,179	FNMA REMIC, Ser 2003-119, Class PU,
	4.000%, 11/25/33	529,537
234,965	FNMA REMIC, Ser 2003-33, Class AM,
	4.250%, 5/25/33	257,643
1,149,436	FNMA REMIC, Ser 2003-81, Class FE,
	0.704%, 9/25/33(A)	1,158,335
818,560	FNMA REMIC, Ser 2008-35, Class IO,
	4.500%, 4/25/23	54,490
2,308,470	FNMA REMIC, Ser 2009-80, Class EJ,
	4.500%, 3/25/27	2,366,605
783,633	FNMA REMIC, Ser 2010-54, Class NA,
	4.500%, 10/25/39	806,660
3,803,176	FNMA REMIC, Ser 2010-75, Class CH,
	4.500%, 5/25/37	3,824,960
758,248	FNMA REMIC, Ser 2011-52, Class AH,
	2.750%, 10/25/18	783,572
569,694	Freddie Mac Reference REMIC, Ser
	R004 Class VG, 6.000%, 8/15/21	573,957
573,506	GNMA, Ser 2010-18, Class A,
	3.100%, 12/16/50	591,544
	Total Agency Collateralized Mortgage Obligations	$18,801,211

	Non-Agency Collateralized Mortgage Obligations — 2.8%
376,311	American Home Mortgage
	Investment Trust, Ser 2005-2, Class
	5A3, 5.077%, 9/25/35	382,945
902,140	Bear Stearns ARM Trust, Ser 2004-1,
	Class 13A3, 2.930%, 4/25/34(A)††	904,885
526,184	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(B)	547,445
606,422	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-S1, Class 2A, 144a,
	3.250%, 4/25/38	640,344
23,482	JP Morgan Alternative Loan Trust, Ser
	2006-S2, Class A2, 5.810%, 5/25/36	23,425
35,660	JP Morgan Mortgage Trust, Ser
	2005-A2, Class 5A1,
	4.243%, 4/25/35(A)	35,817
133,705	JP Morgan Mortgage Trust, Ser
	2005-A3, Class 11A1,
	4.386%, 6/25/35(A)	134,070
414,708	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	4.988%, 6/25/36(A)	372,991
664,101	Merrill Lynch Mortgage Investors
	Trust, Ser MLCC 2004-1, Class 1A,
	2.412%, 12/25/34(A)	656,797
51,265	Merrill Lynch Mortgage Investors, Inc.,
	Ser 2003-A1, Class 2A,
	2.402%, 12/25/32(A)	52,835
779,549	PHH Mortgage Capital LLC, Ser
	2008-CIM2, Class 5A1,
	6.000%, 7/25/38	802,933

45

Touchstone Ultra Short Duration Fixed Income Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage Obligations — 2.8% (Continued)
$824,311	Provident Funding Mortgage Loan
	Trust, Ser 2005-2, Class 2A1A,
	2.936%, 10/25/35(A)	$816,640
441,841	RALI Trust, Ser 2003-QS10, Class A7,
	5.500%, 5/25/33	460,283
1,709,576	RFMSI Trust, Ser 2007-SA1, Class 1A1,
	3.273%, 2/25/37(A)	1,500,775
3,858,532	Springleaf Mortgage Loan Trust, Ser
	2012-2A, Class A, 144a,
	2.220%, 10/25/57(A)	3,909,851
3,611,077	Springleaf Mortgage Loan Trust, Ser
	2012-3A, Class A, 144a,
	1.570%, 12/25/59(A)	3,622,358
83,405	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-13, Class
	A5, 4.500%, 11/25/18	83,469
471,904	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 4.100%, 6/25/33(A)	476,546
1,323,653	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-M, Class
	A1, 4.683%, 12/25/33(A)	1,359,225
	Total Non-Agency Collateralized Mortgage Obligations	$16,783,634

	U.S. Government Agency Obligations — 0.8%
2,000,000	Overseas Private Investment Corp.,
	0.000%, 11/18/13#	2,032,420
2,800,000	Overseas Private Investment Corp.,
	0.150%, 3/15/17(A)	2,800,002

	Total U.S. Government Agency Obligations	$4,832,422
Shares

	Investment Fund — 0.0%
146,120	Touchstone Institutional Money Market Fund^	146,120

	Total Investment Securities —102.0%
	(Cost $612,121,195)	$613,353,349
	Liabilities in Excess of Other Assets — (2.0%)	(12,057,670)

	Net Assets — 100.0%	$601,295,679

(A)	Variable rate security - the rate reflected is the rate in effect as of March 31, 2013.

(B)	Step Bond. A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at March 31, 2013.

#	Zero coupon bond. Rate shown reflects effective yield to maturity at time of purchase.

^ Affiliated Fund. See Note 4 in Notes to Financial Statements.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

Portfolio Abbreviations:

ARM - Adjustable Rate Mortgage

BANS - Bond Anticipation Notes

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

IDR - Industrial Development Revenue

LOC - Letter of Credit

LTD - Limited Liability Company

LTGO - Limited Tax General Obligation

MTN -Medium Term Note

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31,2013, these securities were valued at $159,233,552 or 26.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

46

Touchstone Ultra Short Duration Fixed Income Fund

March 31, 2013 (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$176,493,846	$—	$176,493,846
Asset-Backed Securities	—	119,276,226	—	119,276,226
Commercial Mortgage-Backed Securities	—	118,235,747	—	118,235,747
U.S. Government Mortgage-Backed Obligations	—	83,432,337	—	83,432,337
Commercial Paper	—	52,209,909	—	52,209,909
Municipal Bonds	—	23,141,897	—	23,141,897
Agency Collateralized Mortgage Obligations	—	18,801,211	—	18,801,211
Non-Agency Collateralized Mortgage Obligations	—	16,783,634	—	16,783,634
U.S. Government Agency Obligations	—	4,832,422	—	4,832,422
Investment Fund	146,120	—	—	146,120
				$613,353,349

See accompanying Notes to Financial Statements.

47

Statements of Assets and Liabilities

March 31, 2013 (Unaudited)

	Touchstone
	Emerging	Touchstone	Touchstone	Touchstone
	Markets	Focused	Global	International
	Equity	Equity	Real Estate	Fixed Income
	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$526,004,379	$147,935,605	$20,329,877	$29,014,392
Affiliated securities, at market value	$10,750,610	$7,455,749	$206,438	$550,506
Non-affiliated securities, at market value	539,827,299	154,384,076	22,108,462	28,389,938
Investments, at market value (A)	$550,577,909	$161,839,825	$22,314,900	$28,940,444
Cash	—	56,928	—	—
Foreign Currency (B)	—	—	—	180,309
Cash collateral for securities sold short	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	727,997
Dividends and interest receivable	1,331,028	74,454	73,787	272,190
Receivable for capital shares sold	900,360	286,120	5,100	40,000
Receivable for investments sold	334,556	806,435	248,084	1,195,402
Receivable for securities lending income	5,777	231	542	—
Tax reclaim receivable	39,842	—	2,490	5,199
Other assets	42,089	20,424	12,713	12,845
Total Assets	553,231,561	163,084,417	22,657,616	31,374,386
Liabilities
Securities sold short(C)	—	—	—	—
Dividends for securities sold short payable	—	—	—	—
Foreign Currency(B)	1,789	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	519,448
Payable for reports to shareholders	22,043	19,286	7,131	12,497
Payable for return of collateral for securities on loan	7,893,533	4,454,850	82,560	—
Payable for capital shares redeemed	433,834	205,463	50,833	28,126
Payable for investments purchased	—	528,994	—	1,264,467
Payable to Investment Advisor	459,567	81,827	6,795	7,929
Payable to other affiliates	83,547	6,293	430	430
Payable to Trustees	416	1,783	1,762	1,763
Payable for professional services	18,564	7,802	15,394	11,918
Other accrued expenses and liabilities	177,732	137,304	8,388	4,955
Total Liabilities	9,091,025	5,443,602	173,293	1,851,533
Net Assets	$544,140,536	$157,640,815	$22,484,323	$29,522,853
Net assets consist of:
Paid-in capital	$531,535,862	$152,457,499	$19,997,911	$29,842,981
Accumulated net investment income (loss)	(602,626)	248,462	(355,514)	37,029
Accumulated net realized gains (losses) on investments, foreign currency and securities sold short	(11,361,425)	(8,969,366)	859,846	(488,496)
Net unrealized appreciation on investments, foreign currency transactions and securities sold short	24,568,725	13,904,220	1,982,080	131,339
Net Assets	$544,140,536	$157,640,815	$22,484,323	$29,522,853
(A) Includes market value of securities on loan of:	$7,662,254	$4,363,887	$79,445	$—
(B) Cost of foreign currency:	$(1,786)	$—	$—	$178,847
(C) Proceeds received for securities sold short:	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

48

Statements of Assets and Liabilities

March 31, 2013 (Unaudited) (Continued)

Touchstone	Touchstone	Touchstone
Merger	Mid	Mid Cap
Arbitrage	Cap	Value
Fund	Fund	Fund

$467,632,513	$131,686,560	$122,280,435
$88,329,688	$23,471,515	$10,712,046
394,365,366	128,101,810	129,712,788
$482,695,054	$151,573,325	$140,424,834
—	—	—
—	—	—
79,021,033	—	—
—	—	—
652,895	139,750	233,641
9,132,828	2,966,165	113,282
15,658,086	—	257,001
—	9,175	962
5,419	—	—
77,630	18,842	26,006
587,242,945	154,707,257	141,055,726

91,745,397	—	—
125,229	—	—
—	—	—
—	—	—
24,087	12,002	9,739
—	13,825,499	1,708,403
2,464,734	111,833	270,660
17,276,619	20,791,308	2,503,073
407,820	58,273	88,330
157,180	11,177	222
1,817	3,774	1,776
14,207	11,291	10,048
57,527	4,357	6,637
112,274,617	34,829,514	4,598,888
$474,968,328	$119,877,743	$136,456,838

$461,726,573	$253,288,447	$113,557,175
(237,374)	76,999	(1,300)
7,329,867	(153,374,468)	4,756,564
6,149,262	19,886,765	18,144,399
$474,968,328	$119,877,743	$136,456,838
$—	$13,766,150	$1,683,640
$—	$—	$—
$82,832,118	$—	$—

49

Statements of Assets and Liabilities

March 31, 2013 (Unaudited) (Continued)

	Touchstone
	Emerging	Touchstone	Touchstone	Touchstone
	Markets	Focused	Global	International
	Equity	Equity	Real Estate	Fixed Income
	Fund	Fund	Fund	Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$31,461,866	$123,635,808	$614,554	$1,200,464
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,476,911	9,421,320	47,981	115,854
Net asset value price per share*	$12.70	$13.12	$12.81	$10.36
Maximum offering price per share	$13.47	$13.92	$13.59	$10.88

Pricing of Class C Shares
Net assets applicable to Class C shares	$4,474,655	$607,416	$338,154	$264,749
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	356,824	47,022	26,323	25,629
Net asset value, offering price per share**	$12.54	$12.92	$12.85	$10.33

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$239,505,426	$5,938,078	$226,451	$484,793
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	18,845,569	447,640	17,517	46,824
Net asset value, offering price and redemption price per share	$12.71	$13.27	$12.93	$10.35

Pricing of Class Z Shares
Net assets applicable to Class Z shares	$—	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$268,698,589	$27,459,513	$21,305,164	$27,572,847
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	21,125,866	2,152,071	1,632,790	2,661,202
Net asset value, offering price and redemption price per share	$12.72	$12.76	$13.05	$10.36

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a no-load $1 million or more subscription may be subject to contingent deferred sales load.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

50

Statements of Assets and Liabilities

March 31, 2013 (Unaudited) (Continued)

Touchstone	Touchstone	Touchstone
Merger	Mid	Mid Cap
Arbitrage	Cap	Value
Fund	Fund	Fund

$209,774,986	$12,606,441	$4,660,834

19,358,843	635,716	312,043
$10.84	$19.83	$14.94
$11.50	$21.04	$15.85

$40,157,605	$4,913,839	$507,123

3,757,457	252,964	34,124
$10.69	$19.43	$14.86

$115,451,033	$56,696,014	$19,715,168

10,614,337	2,849,277	1,315,255
$10.88	$19.90	$14.99

$—	$9,608,526	$—

—	488,146	—
$—	$19.68	$—

$109,584,704	$36,052,923	$111,573,713

10,058,202	1,811,976	7,420,009
$10.90	$19.90	$15.04

51

Statements of Assets and Liabilities

March 31, 2013 (Unaudited) (Continued)

	Touchstone	Touchstone	Touchstone	Touchstone
	Premium	Sands Capital	Short Duration	Small
	Yield Equity	Select Growth	Fixed Income	Cap Core
	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$165,375,404	$3,502,814,529	$87,048,232	$611,655,525
Affiliated securities, at market value	$26,454,136	$83,820,707	$2,378,339	$24,948,249
Non-affiliated securities, at market value	161,292,526	4,383,731,953	85,204,128	750,360,739
Investments, at market value (A)	$187,746,662	$4,467,552,660	$87,582,467	$775,308,988
Cash	—	—	—	—
Dividends and interest receivable	325,671	2,615,335	472,014	890,582
Receivable for capital shares sold	457,134	31,434,739	956	2,991,769
Receivable for investments sold	—	62,523,213	—	—
Receivable from securities lending income	3,109	83,492	—	343,953
Tax reclaim receivable	7,297	—	—	—
Other assets	34,920	367,162	12,854	84,133
Total Assets	188,574,793	4,564,576,601	88,068,291	779,619,425

Liabilities
Dividends payable	—	—	2,693	—
Payable for reports to shareholders	7,835	116,834	2,157	5,102
Payable for return of collateral for securities on loan	—	198,472,230	—	78,835,879
Payable for capital shares redeemed	168,671	15,920,521	311,372	1,541,291
Payable for investments purchased	20,969,556	28,591,091	—	6,060,403
Payable to Investment Advisor	78,765	2,149,146	3,338	482,675
Payable to other affiliates	45,635	2,892,180	34,435	75,944
Payable to Trustees	1,776	2,383	1,773	1,847
Payable for professional services	10,428	32,402	7,246	11,368
Other accrued expenses and liabilities	1,206	100,381	14,894	21,189
Total Liabilities	21,283,872	248,277,168	377,908	87,035,698
Net Assets	$167,290,921	$4,316,299,433	$87,690,383	$692,583,727

Net assets consist of:
Paid-in capital	$151,005,135	$3,493,877,126	$91,047,618	$527,442,748
Accumulated net investment income (loss)	244,887	(16,252,589)	(238,438)	788,324
Accumulated net realized gains (losses) on investments	(6,330,359)	(126,063,235)	(3,653,032)	699,192
Net unrealized appreciation on investments	22,371,258	964,738,131	534,235	163,653,463
Net Assets	$167,290,921	$4,316,299,433	$87,690,383	$692,583,727
(A) Includes market value of securities on loan of:	$—	$197,922,740	$—	$76,820,110

See accompanying Notes to Financial Statements.

52

Statements of Assets and Liabilities

March 31, 2013 (Unaudited) (Continued)

Touchstone		Touchstone
Small	Touchstone	Ultra Short
Cap Value	Total Return	Duration Fixed
Fund	Bond Fund	Income Fund

$37,787,910	$162,064,530	$612,121,195
$784,339	$2,887,511	$146,120
39,727,952	163,621,635	613,207,229
$40,512,291	$166,509,146	$613,353,349
—	—	11,429
82,295	1,396,794	3,795,742
49,451	371,558	4,122,572
117,781	2,665	765,215
4,472	—	—
—	—	—
32,603	47,455	73,955
40,798,893	168,327,618	622,122,262

—	—	176,589
15,142	13,890	29,221
2,989,420	—	—
45,359	150,663	4,613,197
47,552	—	15,363,163
23,246	49,543	140,130
4,733	13,601	438,952
1,766	1,743	1,816
10,728	13,038	22,931
18,100	13,793	40,584
3,156,046	256,271	20,826,583
$37,642,847	$168,071,347	$601,295,679

$60,230,123	$163,297,436	$619,575,430
2,314	(412,300)	(1,760,804)
(25,313,971)	741,595	(17,751,101)
2,724,381	4,444,616	1,232,154
$37,642,847	$168,071,347	$601,295,679
$2,904,687	$—	$—

53

Statements of Assets and Liabilities

March 31, 2013 (Unaudited) (Continued)

	Touchstone	Touchstone	Touchstone	Touchstone
	Premium	Sands Capital	Short Duration	Small
	Yield Equity	Select Growth	Fixed Income	Cap Core
	Fund	Fund	Fund	Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$88,967,529	$326,006,030	$—	$113,844,055
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	10,209,295	24,351,414		6,081,098
Net asset value price per share*	$8.71	$13.39	—	$18.72
Maximum offering price per share	$9.24	$14.21	$—	$19.86

Pricing of Class C Shares
Net assets applicable to Class C shares	$20,076,839	$161,400,435	$—	$28,418,971
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,307,162	12,273,739	—	1,546,521
Net asset value, offering price per share**	$8.70	$13.15	$—	$18.38

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$58,246,553	$1,548,301,970	$54,131,092	$212,990,824
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,695,031	113,257,667	5,537,903	11,307,120
Net asset value, offering price and redemption price per share	$8.70	$13.67	$9.77	$18.84

Pricing of Class Z Shares
Net assets applicable to Class Z shares	$—	$2,280,590,998	$33,559,291	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	170,315,058	3,431,885	—
Net asset value, offering price and redemption price per share	$—	$13.39	$9.78	$—

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$—	$—	$—	$337,329,877
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	—	17,934,384
Net asset value, offering price and redemption price per share	$—	$—	$—	$18.81

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a no-load $1 million or more subscription may be subject to a contingent deferred sales load.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

54

Statements of Assets and Liabilities

March 31, 2013 (Unaudited) (Continued)

Touchstone		Touchstone
Small	Touchstone	Ultra Short
Cap Value	Total Return	Duration Fixed
Fund	Fund	Income Fund

$33,981,106	$14,261,624	$32,545,457

1,627,322	1,360,866	3,417,305
$20.88	$10.48	$9.52
$22.15	$11.00	$9.71

$510,920	$3,905,151	$13,654,665

24,650	373,205	1,433,799
$20.73	$10.46	$9.52

$630,187	$31,052,303	$219,199,661

30,137	2,958,325	23,017,077
$20.91	$10.50	$9.52

$—	$—	$320,762,114

—	—	33,681,777
$—	$—	$9.52

$2,520,634	$118,852,269	$15,133,782

120,623	11,328,486	1,589,783
$20.90	$10.49	$9.52

55

Statements of Operations

For the Six Months Ended March 31, 2013 (Unaudited)

	Touchstone		Touchstone	Touchstone
	Emerging	Touchstone	Global	International
	Markets Equity	Focused Equity	Real Estate	Fixed Income
	Fund	Fund	Fund	Fund
Investment Income
Dividends from affiliated securities	$3,290	$2,159	$168	$403
Dividends from non-affiliated securities(A)	3,669,199	939,354	303,160	—
Interest	—	—	—	309,719
Income from securities loaned	87,274	1,484	639	—
Total Investment Income	3,759,763	942,997	303,967	310,122
Expenses
Investment advisory fees	2,678,319	409,092	92,462	84,171
Administration fees	468,492	102,417	20,072	26,582
Compliance fees and expenses	773	773	773	773
Custody fees	224,485	1,013	15,111	3,333
Professional fees	25,453	7,621	15,467	12,053
Transfer Agent fees, Class A	40,980	163,096	466	1,306
Transfer Agent fees, Class C	3,747	239	55	250
Transfer Agent fees, Class Y	51,930	2,488	24	2,059
Transfer Agent fees, Class Z	—	—	—	—
Transfer Agent fees, Institutional Class	11,808	43	49	108
Registration Fees, Class A	9,619	12,318	1,818	6,721
Registration Fees, Class C	5,500	2,415	1,439	2,574
Registration Fees, Class Y	18,201	4,864	1,432	2,813
Registration Fees, Class Z	—	—	—	—
Registration Fees, Institutional Class	17,502	2,513	1,386	3,726
Dividend expense on securities sold short	—	—	—	—
Reports to Shareholders, Class A	6,642	15,006	2,731	4,214
Reports to Shareholders, Class C	3,549	2,801	2,521	3,492
Reports to Shareholders, Class Y	9,564	2,912	2,519	3,504
Reports to Shareholders, Class Z	—	—	—	—
Reports to Shareholders, Institutional Class	6,340	2,854	2,543	3,781
Shareholder servicing fees, Class Z	—	—	—	—
Distribution expenses, Class A	43,606	123,847	672	2,021
Distribution expenses, Class C	22,875	2,427	1,306	1,923
Trustee fees	4,646	4,279	4,261	4,262
Other expenses	54,611	96,348	10,098	10,099
Total Expenses	3,708,642	959,366	177,205	179,765
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(61,765)	(282,438)	(60,061)	(68,345)
Fees eligible for recoupment by the Advisor(B)	—	—	—	—
Net Expenses	3,646,877	676,928	117,144	111,420
Net Investment Income (Loss)	112,886	266,069	186,823	198,702
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from non-affiliated securities	(2,185,951)	3,131,902	940,068	329,265
Net realized gain (loss) on foreign currency transactions	(258,810)	—	3,820	(817,566)
Net realized loss on securities sold short	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	23,801,250	12,365,850	1,476,766	(599,254)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	9,888	—	(3,448)	216,837
Net change in unrealized depreciation on securities sold short	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	21,366,377	15,497,752	2,417,206	(870,718)
Change in Net Assets Resulting from Operations	$21,479,263	$15,763,821	$2,604,029	$(672,016)
(A) Net of foreign tax withholding of:	$325,875	$4,914	$10,996	$3,221
(B)See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

56

Statements of Operations

For the Six Months Ended March 31, 2013 (Unaudited) (Continued)

Touchstone	Touchstone	Touchstone
Merger	Mid	Mid Cap
Arbitrage	Cap	Value
Fund	Fund	Fund

$18,494	$1,946	$1,302
3,651,914	1,152,521	1,150,731
393,948	—	—
—	19,168	2,980
4,064,356	1,173,635	1,155,013

2,102,431	285,417	457,612
347,277	61,806	93,869
773	774	775
18,117	1,400	906
18,171	8,894	10,350
86,681	993	1,496
14,049	543	136
48,876	2,281	13,814
—	614	—
865	987	985
16,934	3,709	5,086
4,861	4,439	870
8,744	2,694	4,707
—	4,463	—
1,548	1,197	3,699
1,175,076	—	—
16,217	3,302	3,142
4,956	3,463	2,873
16,462	3,850	4,289
—	3,115	—
4,810	2,645	3,287
—	4,781	—
224,986	5,764	4,832
160,100	10,411	1,699
4,319	6,271	4,273
21,013	7,577	6,209
4,297,266	431,390	624,909
—	(79,864)	(121,522)
16,178	—	—
4,313,444	351,526	503,387
(249,088)	822,109	651,626

9,570,842	1,257,724	5,620,053
303,498	—	—
(1,225,333)	—	—
10,622,597	12,943,807	12,071,670
24,300	—	—
(7,284,596)	—	—
12,011,308	14,201,531	17,691,723
$11,762,220	$15,023,640	$18,343,349
$2,297	$—	$—

57

Statements of Operations

For the Six Months Ended March 31, 2013 (Unaudited) (Continued)

	Touchstone	Touchstone	Touchstone	Touchstone
	Premium Yield	Sands Capital	Short Duration	Small Cap
	Equity	Select Growth	Fixed Income	Core
	Fund	Fund	Fund	Fund
Investment Income
Dividends from affiliated securities	$2,663	$30,957	$2,624	$12,352
Dividends from non-affiliated securities(A)	2,593,688	17,623,194	—	8,187,801
Interest	2,910	—	822,517	—
Income from securities loaned	3,127	383,851	—	1,349,407
Total Investment Income	2,602,388	18,038,002	825,141	9,549,560
Expenses
Investment advisory fees	436,825	14,607,807	118,059	2,487,283
Administration fees	109,907	3,185,442	81,956	507,366
Compliance fees and expenses	774	774	773	773
Custody fees	1,222	17,387	609	4,778
Professional fees	10,977	61,943	6,977	16,292
Transfer Agent fees, Class A	17,192	67,407	—	69,040
Transfer Agent fees, Class C	4,667	28,044	—	10,352
Transfer Agent fees, Class Y	12,121	389,196	1,230	43,233
Transfer Agent fees, Class Z	—	672,143	14,553	—
Transfer Agent fees, Institutional Class	—	—	—	3,609
Registration Fees, Class A	7,949	11,630	—	10,330
Registration Fees, Class C	4,408	7,704	—	7,295
Registration Fees, Class Y	8,307	34,580	6,456	12,364
Registration Fees, Class Z	—	46,099	12,270	—
Registration Fees, Institutional Class	—	—	—	8,810
Reports to Shareholders, Class A	5,151	10,290	—	8,687
Reports to Shareholders, Class C	3,599	6,468	—	3,810
Reports to Shareholders, Class Y	4,494	66,722	2,129	8,292
Reports to Shareholders, Class Z	—	101,674	1,824	—
Reports to Shareholders, Institutional Class	—	—	—	3,697
Shareholder servicing fees, Class Z	—	2,266,467	42,551	—
Distribution expenses, Class A	94,460	300,157	—	116,558
Distribution expenses, Class C	85,971	587,609	—	128,049
Trustee fees	4,279	4,828	4,272	4,343
Other expenses	9,464	84,934	23,749	23,433
Total Expenses	821,767	22,559,305	317,408	3,478,394
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(39,231)	(201,833)	(41,513)	(327,264)
Fees eligible for recoupment by the Advisor(B)	—	—	—	—
Net Expenses	782,536	22,357,472	275,895	3,151,130
Net Investment Income (Loss)	1,819,852	(4,319,470)	549,246	6,398,430
Realized and Unrealized Gain on Investments
Net realized gain on investments	983,508	15,590,665	56,922	1,874,756
Net change in unrealized appreciation (depreciation) on investments	8,991,230	213,928,335	(259,394)	97,769,373
Net Realized and Unrealized Gain (Loss) on Investments	9,974,738	229,519,000	(202,472)	99,644,129
Change in Net Assets Resulting from Operations	$11,794,590	$225,199,530	$346,774	$106,042,559
(A) Net of foreign tax withholding of:	$28,875	$—	$—	$22,465
(B) See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

58

Statements of Operations

For the Six Months Ended March 31, 2013 (Unaudited) (Continued)

		Touchstone
Touchstone	Touchstone	Ultra Short
Small Cap	Total Return	Duration
Value	Bond	Fixed Income
Fund	Fund	Fund

$302	$1,951	$8,227
620,387	—	—
—	2,667,044	5,093,385
39,415	—	—
660,104	2,668,995	5,101,612

166,086	311,603	735,714
30,333	154,714	510,785
773	773	773
2,335	719	5,293
10,455	12,392	20,905
23,631	5,062	4,241
83	1,391	2,452
68	3,288	18,392
—	—	68,392
33	327	227
7,693	4,540	3,976
1,766	2,543	3,884
1,771	3,673	2,138
—	—	26,737
1,771	4,300	4,445
6,244	4,140	3,625
2,699	2,884	3,317
3,953	3,315	7,415
—	—	14,454
2,744	6,601	3,524
—	—	334,262
40,374	15,632	38,508
1,084	20,483	48,474
4,264	4,243	4,247
9,442	25,007	39,614
317,602	587,630	1,905,794
(71,311)	(83,239)	(184,508)
	—	12,836
246,291	504,391	1,734,122
413,813	2,164,604	3,367,490

2,854,175	742,887	173,994

1,736,877	(524,068)	(517,567)
4,591,052	218,819	(343,573)
$5,004,865	$2,383,423	$3,023,917
$1,055	$—	$—

59

Statements of Changes in Net Assets

	Touchstone		Touchstone
	Emerging Markets		Focused Equity
	Equity Fund		Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	March 31,	Year Ended	March 31,	Year Ended
	2013	September 30,	2013	September 30,
	(Unaudited)	2012	(Unaudited)	2012
From Operations
Net investment income (loss)	$112,886	$6,555,454	$266,069	$745,163
Net realized gain (loss) on investments, warrants and foreign currency and securities sold short	(2,444,761)	(8,321,643)	3,131,902	(12,093,716)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions and securities sold short	23,811,138	72,612,147	12,365,850	33,334,544
Change in Net Assets from Operations	21,479,263	70,845,958	15,763,821	21,985,991
Distributions to Shareholders from:
Net investment income, Class A	(13,779)	(356,824)	(399,212)	(539,134)
Net investment income, Class C	—	(1,404)	(1,105)	—
Net investment income, Class Y	(849,220)	(3,413,396)	(14,419)	(57,620)
Net investment income, Institutional Class	(1,292,832)	(5,335,385)	(168,854)	(6,578)
Net realized gains, Class A	—	(210,757)	—	(2,039,846)
Net realized gains, Class C	—	(41,102)	—	(4,919)
Net realized gains, Class Y	—	(1,324,868)	—	(257,794)
Net realized gains, Institutional Class	—	(2,229,013)	—	(13,399)
Total Distributions	(2,155,831)	(12,912,749)	(583,590)	(2,919,290)

Net Increase (Decrease) from Share Transactions(A)	(5,357,880)	44,043,511	36,360,676	(7,121,388)

Total Increase (Decrease) in Net Assets	13,965,552	101,976,720	51,540,907	11,945,313

Net Assets
Beginning of period	530,174,984	428,198,264	106,099,908	94,154,595
End of period	$544,140,536	$530,174,984	$157,640,815	$106,099,908
Accumulated Net Investment Income (Loss)	$(602,626)	$1,440,319	$248,462	$565,983

 (A) For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity in pages 66-69.

See accompanying Notes to Financial Statements.

60

Statements of Changes in Net Assets

(Continued)

		Touchstone
Touchstone		International		Touchstone
Global Real Estate		Fixed Income		Merger Arbitrage
Fund		Fund		Fund
For the		For the		For the
Six Months		Six Months		Six Months
Ended	For the	Ended	For the	Ended	For the
March 31,	Year Ended	March 31,	Year Ended	March 31,	Year Ended
2013	September 30,	2013	September 30,	2013	September 30,
(Unaudited)	2012	(Unaudited)	2012	(Unaudited)	2012

$186,823	$185,444	$198,702	$268,946	$(249,088)	$(1,220,423)
943,888	199,935	(488,301)	403,461	8,649,007	3,963,208
1,473,318	1,144,004	(382,417)	318,766	3,362,301	2,779,448
2,604,029	1,529,383	(672,016)	991,173	11,762,220	5,522,233

(13,164)	(19,864)	(4,103)	(114,995)	—	(2,875)
(5,317)	(1,218)	(75)	(17,144)	—	(267)
(4,201)	(2,399)	(1,374)	(23,201)	—	(1,453)
(593,444)	(171,907)	(90,058)	(394,900)	—	(1,975)
(4,182)	(94,294)	(7,395)	(14,566)	(1,776,953)	(24,576)
(1,892)	(5,373)	(1,544)	(2,575)	(319,821)	(2,094)
(1,243)	(5,438)	(1,910)	(2,724)	(952,570)	(12,719)
(182,424)	(136,561)	(111,301)	(33,930)	(940,828)	(15,125)
(805,867)	(437,054)	(217,760)	(604,035)	(3,990,172)	(61,084)

(3,374,752)	17,702,523	(1,767,431)	20,005,296	121,404,117	333,641,571

(1,576,590)	18,794,852	(2,657,207)	20,392,434	129,176,165	339,102,720

24,060,913	5,266,061	32,180,060	11,787,626	345,792,163	6,689,443
$22,484,323	$24,060,913	$29,522,853	$32,180,060	$474,968,328	$345,792,163
$(355,514)	$73,789	$37,029	$(66,063)	$(237,374)	$11,714

61

Statements of Changes in Net Assets

(Continued)

	Touchstone		Touchstone
	Mid Cap		Mid Cap Value
	Fund		Fund
	For the		For the
	Six Months		Six Months
	Ended	For the Year	Ended	For the Year
	March 31,	Ended	March 31,	Ended
	2013	September 30,	2013	September 30,
	(Unaudited)	2012	(Unaudited)	2012
From Operations
Net investment income (loss)	$822,109	$582,294	$651,626	$764,515
Net realized gain (loss) on investments	1,257,724	12,549,162	5,620,053	473,427
Net change in unrealized appreciation (depreciation) on investments	12,943,807	3,359,554	12,071,670	13,466,639
Change in Net Assets from Operations	15,023,640	16,491,010	18,343,349	14,704,581
Distributions to Shareholders from:
Net investment income, Class A	(48,160)	(1,165)	(16,084)	(24,656)
Net investment income, Class C	(20,002)	—	(121)	(275)
Net investment income, Class Y	(864,200)	(141,026)	(84,791)	(119,669)
Net investment income, Class Z	(65,114)	(395)	—	—
Net investment income, Institutional Class	(226,908)	—	(564,442)	(639,751)
Return of capital, Class A	—	—	—	—
Return of capital, Class C	—	—	—	—
Return of capital, Class Y	—	—	—	—
Net realized gains, Class A	—	—	(41,174)	(157,428)
Net realized gains, Class C	—	—	(3,412)	(12,580)
Net realized gains, Class Y	—	—	(161,900)	(499,702)
Net realized gains, Institutional Class	—	—	(973,379)	(2,444,064)
Total Distributions	(1,224,384)	(142,586)	(1,845,303)	(3,898,125)

Net Increase (Decrease) from Share Transactions(A)	44,293,576	(34,457,537)	27,232,085	34,858,673

Total Increase (Decrease) in Net Assets	58,092,832	(18,109,113)	43,730,131	45,665,129

Net Assets
Beginning of period	61,784,911	79,894,024	92,726,707	47,061,578
End of period	$119,877,743	$61,784,911	$136,456,838	$92,726,707
Accumulated Net Investment Income (Loss)	$76,999	$479,274	$(1,300)	$12,512

(A) For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 69-72.

See accompanying Notes to Financial Statements.

62

Statements of Changes in Net Assets

(Continued)

		Touchstone		Touchstone
Touchstone		Sands Capital		Short Duration
Premium Yield		Select Growth		Fixed Income
Equity Fund		Fund		Fund
For the		For the		For the
Six Months		Six Months		Six Months
Ended	For the Year	Ended	For the Period	Ended	For the Period
March 31,	Ended	March 31,	Ended	March 31,	Ended
2013	September 30,	2013	September 30,	2013	September 30,
(Unaudited)	2012	(Unaudited)	2012(A)	(Unaudited)	2012(A)

$1,819,852	$2,452,459	$(4,319,470)	$(14,530,439)	$549,246	$874,299
983,508	(896,645)	15,590,665	(43,704,614)	56,922	124,837

8,991,230	11,511,482	213,928,335	605,600,683	(259,394)	222,569
11,794,590	13,067,296	225,199,530	547,365,630	346,774	1,221,705

(1,040,863)	(1,431,422)	—	—	—	—
(173,200)	(302,551)	—	—	—	—
(501,201)	(680,147)	—	—	(533,126)	(282,567)
—	—	—	—	(276,414)	(827,427)
—	—	—	—	—	—
—	(35,658)	—	—	—	—
—	(7,537)	—	—	—	—
—	(16,943)	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
(1,715,264)	(2,474,258)	—	—	(809,540)	(1,109,994)

39,567,140	66,832,652	763,704,859	1,445,845,483	(4,062,815)	50,830,158

49,646,466	77,425,690	988,904,389	1,993,211,113	(4,525,581)	50,941,869

117,644,455	40,218,765	3,327,395,044	1,334,183,931	92,215,964	41,274,095
$167,290,921	$117,644,455	$4,316,299,433	$3,327,395,044	$87,690,383	$92,215,964
$244,887	$140,299	$(16,252,589)	$(11,933,119)	$(238,438)	$21,856

63

Statements of Changes in Net Assets

(Continued)

	Touchstone		Touchstone
	Small Cap		Small Cap
	Core Fund		Value Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	March 31,	Year Ended	March 31,	Year Ended
	2013	September 30,	2013	September 30,
	(Unaudited)	2012	(Unaudited)	2012
From Operations
Net investment income	$6,398,430	$1,868,995	$413,813	$442,969
Net realized gain on investments	1,874,756	3,764,467	2,854,175	1,405,659
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	97,769,373	70,637,554	1,736,877	8,960,624
Change in Net Assets from Operations	106,042,559	76,271,016	5,004,865	10,809,252
Distributions to Shareholders from:
Net investment income, Class A	(942,115)	(2,404)	(374,659)	(631,909)
Net investment income, Class C	(121,769)	(718)	(2,155)	(377)
Net investment income, Class Y	(2,366,300)	(106,623)	(4,391)	(1,414)
Net investment income, Class Z	—	—	—	—
Net investment income, Institutional Class	(3,846,773)	(123,274)	(30,294)	(28,966)
Net realized gains, Class A	(630,183)	(674,157)	—	—
Net realized gains, Class C	(187,197)	(164,641)	—	—
Net realized gains, Class Y	(1,285,171)	(1,166,246)	—	—
Net realized gains, Institutional Class	(1,967,687)	(667,757)	—	—
Total Distributions	(11,347,195)	(2,905,820)	(411,499)	(662,666)

Net Increase (Decrease) from Share Transactions(A)	72,207,946	296,303,079	(551,584)	(14,675,728)

Total Increase (Decrease) in Net Assets	166,903,310	369,668,275	4,041,782	(4,529,142)

Net Assets
Beginning of period	525,680,417	156,012,142	33,601,065	38,130,207
End of period	$692,583,727	$525,680,417	$37,642,847	$33,601,065
Accumulated Net Investment Income (Loss)	$788,324	$1,666,851	$2,314	$—
(A) For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 73-75.

See accompanying Notes to Financial Statements.

64

Statements of Changes in Net Assets

(Continued)

		Touchstone
Touchstone		Ultra Short
Total Return		Duration Fixed
Bond Fund		Income Fund
For the		For the
Six Months		Six Months
Ended	For the	Ended	For the
March 31,	Year Ended	March 31,	Year Ended
2013	September 30,	2013	September 30,
(Unaudited)	2012	(Unaudited)	2012

$2,164,604	$2,431,642	$3,367,490	$5,980,835
742,887	2,121,439	173,994	899,320

(524,068)	2,047,740	(517,567)	1,478,388
2,383,423	6,600,821	3,023,917	8,358,543

(165,303)	(194,956)	(261,830)	(66,666)
(38,941)	(55,442)	(77,364)	(51,076)
(419,565)	(624,921)	(1,793,760)	(1,271,104)
—	—	(3,074,214)	(7,819,313)
(1,966,202)	(1,931,711)	(95,614)	(39,807)
(7,165)	—	—	—
(2,608)	—	—	—
(15,600)	—	—	—
(82,400)	—	—	—
(2,697,784)	(2,807,030)	(5,302,782)	(9,247,966)

(23,138,351)	156,210,668	21,949,116	236,383,467

(23,452,712)	160,004,459	19,670,251	235,494,044
191,524,059	31,519,600	581,625,428	346,131,384
$168,071,347	$191,524,059	$601,295,679	$581,625,428
$(412,300)	$13,107	$(1,760,804)	$174,488

65

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone
	Emerging Markets
	Equity Fund
	For the Six Months
	Ended		For the Year
	March 31, 2013		Ended
	(Unaudited)		September 30, 2012
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	400,133	$5,125,257	1,018,769	$12,322,032
Proceeds from Shares issued in connection with merger(A)	—	—	511,406	6,295,683
Reinvestment of distributions	859	11,038	40,624	458,323
Cost of Shares redeemed	(731,810)	(9,301,906)	(1,251,249)	(14,800,815)
Change in Class A Share Transactions	(330,818)	(4,165,611)	319,550	4,275,223
Class C
Proceeds from Shares issued	37,831	477,989	66,481	766,525
Proceeds from Shares issued in connection with merger(A)	—	—	5,937	72,429
Reinvestment of distributions	—	—	3,733	40,201
Cost of Shares redeemed	(85,382)	(1,056,613)	(185,946)	(2,168,600)
Change in Class C Share Transactions	(47,551)	(578,624)	(109,795)	(1,289,445)
Class Y
Proceeds from Shares issued	2,605,093	33,255,722	6,422,019	75,627,481
Proceeds from Shares issued in connection with merger(A)	—	—	1,491,945	18,403,858
Reinvestment of distributions	66,139	849,220	414,534	4,734,703
Cost of Shares redeemed	(1,737,514)	(22,044,911)	(4,524,551)	(52,860,814)
Change in Class Y Share Transactions	933,718	12,060,031	3,803,947	45,905,228
Institutional Class
Proceeds from Shares issued	3,305,972	42,309,384	11,525,916	138,694,659
Proceeds from Shares issued in connection with merger(A)	—	—	2,222,580	27,452,188
Reinvestment of distributions	97,567	1,253,736	625,508	7,097,193
Cost of Shares redeemed	(4,355,002)	(56,236,796)	(15,031,609)	(178,091,535)
Change in Institutional Class Share Transactions	(951,463)	(12,673,676)	(657,605)	(4,847,495)

Change from Share Transactions	(396,114)	$(5,357,880)	3,356,097	$44,043,511

(A)See Note 9 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

66

Statements of Changes in Net Assets - Capital Stock Activity

(Continued)

Touchstone				Touchstone
Focused Equity				Global Real Estate
Fund				Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
March 31, 2013		Ended		March 31, 2013		Ended
(Unaudited)		September 30, 2012		(Unaudited)		September 30, 2012
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

2,372,442	$29,887,178	1,588,767	$17,127,663	7,638	$94,236	33,722	$353,846
—	—	—	—	—	—	—	—
29,770	353,967	239,234	2,323,288	1,312	16,006	2,600	25,792
(1,073,610)	(12,860,684)	(2,235,422)	(23,457,198)	(1,957)	(24,060)	(204,215)	(2,071,273)
1,328,602	17,380,461	(407,421)	(4,006,247)	6,993	86,182	(167,893)	(1,691,635)
12,753	152,648	16,454	180,981	6,969	86,779	6,228	70,459
—	—	—	—	—	—	—	—
26	307	300	2,845	590	7,209	666	6,591
(552)	(6,857)	(1,016)	(10,038)	—	—	—	—
12,227	146,098	15,738	173,788	7,559	93,988	6,894	77,050
205,760	2,606,602	368,061	4,013,563	4,966	62,663	—	—
—	—	—	—	—	—	—	—
1,200	14,419	16,777	165,098	441	5,444	776	7,837
(312,230)	(3,712,954)	(1,121,749)	(11,549,416)	(448)	(5,759)	(231)	(2,470)
(105,270)	(1,091,933)	(736,911)	(7,370,755)	4,959	62,348	545	5,367
1,945,656	22,979,942	406,964	4,491,265	15,548	190,620	1,696,950	20,216,998
—	—	—	—	—	—	—	—
14,619	168,854	2,074	19,719	62,401	775,868	28,951	308,468
(266,888)	(3,222,746)	(42,176)	(429,158)	(366,776)	(4,583,758)	(105,988)	(1,213,725)
1,693,387	19,926,050	366,862	4,081,826	(288,827)	(3,617,270)	1,619,913	19,311,741

2,928,946	$36,360,676	(761,732)	$(7,121,388)	(269,316)	$(3,374,752)	1,459,459	$17,702,523

67

Statements of Changes in Net Assets - Capital Stock Activity

(Continued)

	Touchstone
	International
	Fixed Income
	Fund
	For the Six Months
	Ended		For the Year
	March 31, 2013		Ended
	(Unaudited)		September 30, 2012
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	8,279	$87,532	164,811	$1,744,296
Reinvestment of distributions	978	10,369	8,088	81,334
Cost of Shares redeemed	(74,514)	(778,304)	(235,275)	(2,406,242)
Change in Class A Share Transactions	(65,257)	(680,403)	(62,376)	(580,612)
Class C
Proceeds from Shares issued	38	399	3,881	40,710
Reinvestment of distributions	105	1,118	1,441	14,407
Cost of Shares redeemed	(14,974)	(155,856)	(20,278)	(208,994)
Change in Class C Share Transactions	(14,831)	(154,339)	(14,956)	(153,877)
Class Y
Proceeds from Shares issued	5,022	52,563	15,967	166,806
Reinvestment of distributions	311	3,284	2,343	23,568
Cost of Shares redeemed	(7,033)	(73,477)	(38,595)	(400,233)
Change in Class Y Share Transactions	(1,700)	(17,630)	(20,285)	(209,859)
Class Z
Proceeds from Shares issued	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change in Class Z Share Transactions	—	—	—	—
Institutional Class (A)
Proceeds from Shares issued	313,765	3,288,364	2,089,915	21,976,658
Reinvestment of distributions	18,025	190,893	38,874	393,343
Cost of Shares redeemed	(417,162)	(4,394,316)	(138,726)	(1,420,357)
Change in Institutional Class Share Transactions	(85,372)	(915,059)	1,990,063	20,949,644

Change from Share Transactions	(167,160)	$(1,767,431)	1,892,446	$20,005,296

(A) Mid Cap Fund began issuing Institutional Class shares on January 27, 2012.

See accompanying Notes to Financial Statements.

68

Statements of Changes in Net Assets - Capital Stock Activity

(Continued)

Touchstone				Touchstone
Merger Arbitrage				Mid Cap
Fund				Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
March 31, 2013		Ended		March 31, 2013		Ended
(Unaudited)		September 30, 2012		(Unaudited)		September 30, 2012
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

7,552,158	$80,697,974	15,827,343	$165,914,329	675,907	$12,406,855	23,786	$383,402
161,374	1,713,795	2,123	21,813	2,766	46,590	74	1,073
(2,454,670)	(26,230,339)	(1,755,387)	(18,544,311)	(97,670)	(1,845,351)	(22,199)	(354,172)
5,258,862	56,181,430	14,074,079	147,391,831	581,003	10,608,094	1,661	30,303

1,519,966	16,092,537	2,510,261	26,227,182	194,986	3,527,333	27,890	428,530
28,038	294,398	234	2,400	1,188	19,628	—	—
(231,417)	(2,453,613)	(95,040)	(995,364)	(2,588)	(47,006)	(5,272)	(80,399)
1,316,587	13,933,322	2,415,455	25,234,218	193,586	3,499,955	22,618	348,131

4,747,519	51,037,398	9,105,407	95,786,495	587,584	10,813,040	260,026	4,056,192
84,113	895,808	1,316	13,535	10,452	176,644	686	9,990
(2,716,132)	(29,112,084)	(723,619)	(7,676,782)	(604,945)	(10,669,306)	(3,312,679)	(50,341,380)
2,115,500	22,821,122	8,383,104	88,123,248	(6,909)	320,378	(3,051,967)	(46,275,198)

—	—	—	—	529,409	9,456,334	14,276	216,275
—	—	—	—	3,892	65,114	27	395
—	—	—	—	(61,376)	(1,104,216)	(69,537)	(1,015,582)
—	—	—	—	471,925	8,417,232	(55,234)	(798,912)

3,487,872	37,472,075	7,925,680	83,665,017	1,312,793	25,791,911	768,703	12,749,317
82,741	882,847	1,386	14,253	13,427	226,908	—	—
(919,677)	(9,886,679)	(1,020,050)	(10,786,996)	(250,519)	(4,570,902)	(32,428)	(511,178)
2,650,936	28,468,243	6,907,016	72,892,274	1,075,701	21,447,917	736,275	12,238,139

11,341,885	$121,404,117	31,779,654	$333,641,571	2,315,306	$44,293,576	(2,346,647)	$(34,457,537)

69

Statements of Changes in Net Assets - Capital Stock Activity

(Continued)

	Touchstone
	Mid Cap Value
	Fund
	For the Six Months
	Ended		For the Year
	March 31, 2013		Ended
	(Unaudited)		September 30, 2012
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	71,599	$968,289	99,552	$1,201,459
Reinvestment of distributions	4,324	56,883	15,672	177,583
Cost of Shares redeemed	(26,421)	(348,100)	(70,390)	(860,027)
Change in Class A Share Transactions	49,502	677,072	44,834	519,015
Class C
Proceeds from Shares issued	11,468	162,300	3,915	48,396
Reinvestment of distributions	271	3,487	1,153	12,855
Cost of Shares redeemed	(229)	(3,102)	(1,356)	(16,449)
Change in Class C Share Transactions	11,510	162,685	3,712	44,802
Class Y
Proceeds from Shares issued	370,767	5,173,476	875,349	10,720,385
Reinvestment of distributions	18,036	239,568	52,526	600,697
Cost of Shares redeemed	(131,517)	(1,788,448)	(300,077)	(3,707,016)
Change in Class Y Share Transactions	257,286	3,624,596	627,798	7,614,066
Class Z
Proceeds from Shares issued	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change in Class Z Share Transactions	—	—	—	—
Institutional Class
Proceeds from Shares issued	2,245,432	31,273,615	2,008,546	25,632,588
Reinvestment of distributions	113,408	1,512,111	267,687	3,077,352
Cost of Shares redeemed	(695,478)	(10,017,994)	(164,030)	(2,029,150)
Change in Institutional Class Share Transactions	1,663,362	22,767,732	2,112,203	26,680,790

Change from Share Transactions	1,981,660	$27,232,085	2,788,547	$34,858,673

See accompanying Notes to Financial Statements.

70

Statements of Changes in Net Assets - Capital Stock Activity

(Continued)

				Touchstone
Touchstone				Sands Capital
Premium Yield				Select Growth
Equity Fund				Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
March 31, 2013		Ended		March 31, 2013		Ended
(Unaudited)		September 30, 2012		(Unaudited)		September 30, 2012
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

2,509,484	$20,398,605	5,256,299	$41,246,082	12,542,200	$161,249,286	15,095,837	$177,705,991
119,284	964,443	173,481	1,331,239	—	—	—	—
(895,836)	(7,261,267)	(1,201,756)	(9,294,102)	(2,928,532)	(37,301,468)	(2,616,579)	(30,450,320)
1,732,932	14,101,781	4,228,024	33,283,219	9,613,668	123,947,818	12,479,258	147,255,671

449,544	3,671,244	1,258,265	9,752,594	5,623,318	70,972,788	6,585,865	77,198,169
17,725	142,534	32,666	249,150	—	—	—	—
(95,325)	(780,123)	(465,502)	(3,611,732)	(481,803)	(6,048,989)	(381,929)	(4,407,155)
371,944	3,033,655	825,429	6,390,012	5,141,515	64,923,799	6,203,936	72,791,014

3,548,838	30,117,109	4,425,665	34,247,193	36,299,725	475,087,142	66,657,657	796,429,242
44,780	361,289	59,814	463,222	—	—	—	—
(995,649)	(8,046,694)	(977,788)	(7,550,994)	(17,247,660)	(221,618,487)	(13,525,927)	(157,829,720)
2,597,969	22,431,704	3,507,691	27,159,421	19,052,065	253,468,655	53,131,730	638,599,522

—	—	—	—	58,014,294	739,912,756	97,944,548	1,150,009,715
—	—	—	—	(32,928,635)	(418,548,169)	(49,822,471)	(562,810,439)
—	—	—	—	25,085,659	321,364,587	48,122,077	587,199,276

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

4,702,845	$39,567,140	8,561,144	$66,832,652	58,892,907	$763,704,859	119,937,001	$1,445,845,483

71

Statements of Changes in Net Assets - Capital Stock Activity

(Continued)

	Touchstone
	Short Duration
	Fixed Income
	Fund
	For the Six Months
	Ended		For the Year
	March 31, 2013		Ended
	(Unaudited)		September 30, 2012
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	—	$—	—	$—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change in Class A Share Transactions	—	—	—	—
Class C
Proceeds from Shares issued	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change in Class C Share Transactions	—	—	—	—
Class Y
Proceeds from Shares issued	2,247,938	22,031,059	6,414,070	62,928,842
Reinvestment of distributions	53,164	520,744	24,706	242,364
Cost of Shares redeemed	(2,352,867)	(23,033,635)	(967,723)	(9,482,418)
Change in Class Y Share Transactions	(51,765)	(481,832)	5,471,053	53,688,788
Class Z
Proceeds from Shares issued	231,841	2,272,383	840,365	8,240,649
Reinvestment of distributions	27,761	272,069	67,228	659,311
Cost of Shares redeemed	(624,850)	(6,125,435)	(1,199,103)	(11,758,590)
Change in Class Z Share Transactions	(365,248)	(3,580,983)	(291,510)	(2,858,630)
Institutional Class
Proceeds from Shares issued	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change in Institutional Class Share Transactions	—	—	—	—

Change from Share Transactions	(417,013)	$(4,062,815)	5,179,543	$50,830,158

See accompanying Notes to Financial Statements.

72

Statements of Changes in Net Assets - Capital Stock Activity

(Continued)

Touchstone				Touchstone
Small Cap				Small Cap
Core Fund				Value Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
March 31, 2013		Ended		March 31, 2013		Ended
(Unaudited)		September 30, 2012		(Unaudited)		September 30, 2012
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

1,620,994	$27,952,208	3,732,087	$55,599,620	92,245	$1,827,615	95,975	$1,624,312
93,286	1,512,949	48,658	649,407	18,798	362,288	36,385	611,518
(910,704)	(15,366,170)	(2,109,999)	(30,986,160)	(235,329)	(4,547,517)	(1,079,328)	(17,272,984)
803,576	14,098,987	1,670,746	25,262,867	(124,286)	(2,357,614)	(946,968)	(15,037,154)

89,295	1,516,150	780,792	11,485,718	18,838	375,535	5,547	96,000
16,268	259,899	10,332	135,845	111	2,155	21	377
(106,393)	(1,778,624)	(239,619)	(3,369,317)	(9)	(170)	(3)	(65)
(830)	(2,575)	551,505	8,252,246	18,940	377,520	5,565	96,312

2,605,821	44,576,644	7,264,844	106,479,205	19,073	383,742	12,874	226,591
187,973	3,063,207	69,684	937,735	223	4,391	79	1,414
(1,963,251)	(32,973,703)	(1,705,178)	(25,653,407)	(1,243)	(24,522)	(1,015)	(17,517)
830,543	14,666,148	5,629,350	81,763,533	18,053	363,611	11,938	210,488

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

3,848,966	66,001,732	13,411,819	205,055,687	56,619	1,050,016	95,447	1,676,131
231,422	3,764,027	46,086	621,290	1,562	30,294	1,702	28,939
(1,529,761)	(26,320,373)	(1,663,832)	(24,652,544)	(795)	(15,411)	(87,406)	(1,650,444)
2,550,627	43,445,386	11,794,073	181,024,433	57,386	1,064,899	9,743	54,626

4,183,916	$72,207,946	19,645,674	$296,303,079	(29,907)	$(551,584)	(919,722)	$(14,675,728)

73

Statements of Changes in Net Assets - Capital Stock Activity

(Continued)

	Touchstone
	Total Return
	Bond Fund
	For the Six Months
	Ended		For the Year
	March 31, 2013		Ended
	(Unaudited)		September 30, 2012
	Shares	Dollars	Shares	Dollars
Class A(A)
Proceeds from Shares issued	589,525	$6,194,272	741,371	$7,645,356
Proceeds from Shares issued in connection with merger(B)	—	—	—	—
Reinvestment of distributions	15,347	161,050	14,900	154,569
Cost of Shares redeemed	(216,184)	(2,269,420)	(251,600)	(2,600,131)
Change in Class A Share Transactions	388,688	4,085,902	504,671	5,199,794
Class C(A)
Proceeds from Shares issued	153,731	1,619,301	106,176	1,092,404
Proceeds from Shares issued in connection with merger(B)	—	—	—	—
Reinvestment of distributions	3,408	35,712	3,954	40,866
Cost of Shares redeemed	(94,528)	(988,527)	(55,210)	(565,073)
Change in Class C Share Transactions	62,611	666,486	54,920	568,197
Class Y(A)
Proceeds from Shares issued	616,374	6,468,375	2,058,293	21,256,329
Proceeds from Shares issued in connection with merger(B)	—	—	—	—
Reinvestment of distributions	41,002	430,904	50,693	526,251
Cost of Shares redeemed	(524,474)	(5,521,426)	(1,038,286)	(10,707,876)
Change in Class Y Share Transactions	132,902	1,377,853	1,070,700	11,074,704
Class Z
Proceeds from Shares issued	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change in Class Z Share Transactions	—	—	—	—
Institutional Class(A)
Proceeds from Shares issued	857,212	8,995,236	11,508,592	119,047,730
Proceeds from Shares issued in connection with merger(B)	—	—	3,233,926	33,345,880
Reinvestment of distributions	184,594	1,939,951	179,219	1,865,049
Cost of Shares redeemed	(3,823,860)	(40,203,779)	(1,440,963)	(14,890,686)
Change in Institutional Class Share Transactions	(2,782,054)	(29,268,592)	13,480,774	139,367,973

Change from Share Transactions	(2,197,853)	$(23,138,351)	15,111,065	$156,210,668

(A)	Ultra Short Duration Fixed Income Fund began issuing Class A, Class C, Class Y and Institutional Class shares on April 16, 2012.

(B)	See Note 9 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

74

Statements of Changes in Net Assets - Capital Stock Activity

(Continued)

Touchstone
Ultra Short
Duration Fixed
Income Fund
For the Six Months
Ended		For the Year
March 31, 2013		Ended
(Unaudited)		September 30, 2012
Shares	Dollars	Shares	Dollars

2,069,643	$19,755,588	276,368	$2,641,446
—	—	3,544,125	33,870,180
24,480	233,621	5,391	51,532
(2,257,073)	(21,552,220)	(245,629)	(2,347,253)
(162,950)	(1,563,011)	3,580,255	34,215,905
540,236	5,158,233	86,944	830,674
—	—	1,273,306	12,177,295
4,308	41,097	1,537	14,688
(315,417)	(3,012,042)	(157,115)	(1,501,647)
229,127	2,187,288	1,204,672	11,521,010
8,028,668	76,551,575	2,030,490	19,402,128
—	—	22,513,787	215,295,273
124,442	1,187,244	124,027	1,185,390
(5,065,738)	(48,340,328)	(4,738,599)	(45,297,679)
3,087,372	29,398,491	19,929,705	190,585,112
16,713,737	159,555,453	30,335,442	290,292,920
264,659	2,525,283	572,615	5,477,285
(18,722,160)	(178,629,932)	(31,605,912)	(302,402,489)
(1,743,764)	(16,549,196)	(697,855)	(6,632,284)
1,390,282	13,259,475	4,054,101	38,712,198
—	—	2,397,446	22,944,607
7,912	75,437	3,634	34,721
(509,248)	(4,859,368)	(5,754,344)	(54,997,802)
888,946	8,475,544	700,837	6,693,724

2,298,731	$21,949,116	24,717,614	$236,383,467

75

Financial Highlights

Touchstone Emerging Markets Equity Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2013		Year Ended September 30,
	(Unaudited)		2012		2011	2010(A)
Net asset value at beginning of period	$12.24		$10.69		$12.68	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.11		0.10	0.03
Net realized and unrealized gains (losses) on investments	0.48		1.68		(2.05)	2.65
Total from investment operations	0.47		1.79		(1.95)	2.68
Distributions from:
Net investment income	(0.01)		(0.15)		(0.02)	—
Realized capital gains	—		(0.09)		(0.02)	—
Total distributions	(0.01)		(0.24)		(0.04)	—
Net asset value at end of period	$12.70		$12.24		$10.69	$12.68
Total return(B)	3.97	%(C)	16.71%		(15.45)%	26.80%
Ratios and supplemental data:
Net assets at end of period (000's)	$31,462		$34,369		$26,592	$10,343
Ratio to average net assets:
Net expenses	1.69	%(D)	1.72%		1.74%	1.74%
Gross expenses	1.86	%(D)	1.99%		1.95%	2.25%
Net investment income (loss)	(0.30	)%(D)	0.94%		0.98%	0.76%
Portfolio turnover rate	8	%(C)	33	%(E)	18%	8%

Touchstone Emerging Markets Equity Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2013		Year Ended September 30,
	(Unaudited)		2012		2011	2010(A)
Net asset value at beginning of period	$12.13		$10.54		$12.58	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		0.04		0.03	—	(F)
Net realized and unrealized gains (losses) on investments	0.46		1.64		(2.05)	2.58
Total from investment operations	0.41		1.68		(2.02)	2.58
Distributions from:
Net investment income	—		—	(F)	—	—
Realized capital gains	—		(0.09)		(0.02)	—
Total distributions	—		(0.09)		(0.02)	—
Net asset value at end of period	$12.54		$12.13		$10.54	$12.58
Total return(B)	3.55	%(C)	15.84%		(16.07)%	25.80%
Ratios and supplemental data:
Net assets at end of period (000's)	$4,475		$4,903		$5,417	$3,590
Ratio to average net assets:
Net expenses	2.44	%(D)	2.47%		2.49%	2.49%
Gross expenses	2.84	%(D)	2.85%		2.82%	2.99%
Net investment income (loss)	(1.05	)%(D)	0.19%		0.21%	(0.03)%
Portfolio turnover rate	8	%(C)	33	%(E)	18%	8%

(A)	The Fund commenced operations on October 1, 2009.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchase and sales of the Acquired Funds (see Note 9). If these transactions were included, portfolio turnover would have been higher.
(F)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

76

Financial Highlights

(Continued)

Touchstone Emerging Markets Equity Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2013		Year Ended September 30,
	(Unaudited)		2012		2011	2010(A)
Net asset value at beginning of period	$12.27		$10.74		$12.72	$10.00
Income (loss) from investment operations:
Net investment income	0.01		0.14		0.11	0.01
Net realized and unrealized gains (losses) on investments	0.48		1.70		(2.05)	2.71
Total from investment operations	0.49		1.84		(1.94)	2.72
Distributions from:
Net investment income	(0.05)		(0.22)		(0.02)	—
Realized capital gains	—		(0.09)		(0.02)	—
Total distributions	(0.05)		(0.31)		(0.04)	—
Net asset value at end of period	$12.71		$12.27		$10.74	$12.72
Total return	4.14	%(B)	17.12%		(15.21)%	27.10%
Ratios and supplemental data:
Net assets at end of period (000's)	$239,505		$219,717		$151,532	$13,597
Ratio to average net assets:
Net expenses	1.35	%(C)	1.41%		1.48%	1.49%
Gross expenses	1.35	%(C)	1.44%		1.48%	2.10%
Net investment income	0.04	%(C)	1.25%		1.50%	0.86%
Portfolio turnover rate	8	%(B)	33	%(D)	18%	8%

Touchstone Emerging Markets Equity Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2013		Year Ended September 30,
	(Unaudited)		2012		2011	2010(A)
Net asset value at beginning of period	$12.28		$10.76		$12.74	$10.00
Income (loss) from investment operations:
Net investment income	0.01		0.18		0.13	0.05
Net realized and unrealized gains (losses) on investments	0.49		1.67		(2.06)	2.69
Total from investment operations	0.50		1.85		(1.93)	2.74
Distributions from:
Net investment income	(0.06)		(0.24)		(0.03)	—
Realized capital gains	—		(0.09)		(0.02)	—
Total distributions	(0.06)		(0.33)		(0.05)	—
Net asset value at end of period	$12.72		$12.28		$10.76	$12.74
Total return	4.15	%(B)	17.28%		(15.18)%	27.40%
Ratios and supplemental data:
Net assets at end of period (000's)	$268,699		$271,186		$244,657	$125,414
Ratio to average net assets:
Net expenses	1.29	%(C)	1.32%		1.34%	1.34%
Gross expenses	1.31	%(C)	1.37%		1.43%	1.74%
Net investment income	0.10	%(C)	1.34%		1.51%	1.26%
Portfolio turnover rate	8	%(B)	33	%(D)	18%	8%

(A)	The Fund commenced operations on October 1, 2009.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchase and sales of the Acquired Funds (see Note 9). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

77

Financial Highlights

(Continued)

Touchstone Focused Equity Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Period
Ended	Ended
March 31,	Year Ended	September
2013	September 30,	30,
(Unaudited)	2012	2011	2010(A)
Net asset value at beginning of period	$11.62	$9.50	$10.95	$10.00
Income (loss) from investment operations:	0.02	(B)	0.08	(B)	0.10	0.02
Net investment income
Net realized and unrealized gains (losses) on investments	1.53	2.37	(1.38)	0.93
Total from investment operations	1.55	2.45	(1.28)	0.95
Distributions from:
Net investment income	(0.05)	(0.07)	(0.08)	—
Realized capital gains	—	(0.26)	(0.09)	—
Total distributions	(0.05)	(0.33)	(0.17)	—
Net asset value at end of period	$13.12	$11.62	$9.50	$10.95
Total return(C)	13.40	%(D)	26.46%	(11.95)%	9.40	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$123,636	$94,025	$80,741	$814
Ratio to average net assets:
Net expenses	1.20	%(E)	1.20%	1.20%	1.20	%(E)
Gross expenses	1.69	%(E)	1.82%	1.70%	4.65	%(E)
Net investment income	0.40	%(E)	0.73%	0.56%	0.46	%(E)
Portfolio turnover rate	20	%(D)	54%	44%	101	%(D)

Touchstone Focused Equity Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months					Period
	Ended					Ended
	March 31,		Year Ended			September
	2013		September 30,			30,
	(Unaudited)		2012		2011	2010(A)
Net asset value at beginning of period	$11.46		$9.38		$10.88	$10.00
Income (loss) from investment operations:
Net investment loss	(0.02	)(B)	—	(B)(F)	(0.05)	(0.01)
Net realized and unrealized gains (losses) on investments	1.51		2.34		(1.32)	0.89
Total from investment operations	1.49		2.34		(1.37)	0.88
Distributions from:
Net investment income	(0.03)		—		(0.04)	—
Realized capital gains	—		(0.26)		(0.09)	—
Total distributions	(0.03)		(0.26)		(0.13)	—
Net asset value at end of period	$12.92		$11.46		$9.38	$10.88
Total return(C)	13.00	%(D)	25.24%		(12.78)%	8.90	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$607		$399		$179	$187
Ratio to average net assets:
Net expenses	1.95	%(E)	1.95%		1.95%	1.95	%(E)
Gross expenses	4.30	%(E)	6.33%		5.90%	5.45	%(E)
Net investment loss	(0.35	)%(E)	(0.02)%		(0.52)%	(0.24	)%(E)
Portfolio turnover rate	20	%(D)	54%		44%	101	%(D)

(A)	Represents the period from commencement of operations (December 31, 2009) through September 30, 2010.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

78

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(Continued)

Touchstone Focused Equity Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Period
Ended	Ended
March 31,	Year Ended	September
2013	September 30,	30,
(Unaudited)	2012	2011	2010(A)
Net asset value at beginning of period	$11.73	$9.60	$10.96	$10.00
Income (loss) from investment operations:
Net investment income	0.04	(B)	0.11	(B)	0.02	0.04
Net realized and unrealized gains (losses) on investments	1.55	2.39	(1.29)	0.92
Total from investment operations	1.59	2.50	(1.27)	0.96
Distributions from:
Net investment income	(0.05)	(0.11)	—	—
Realized capital gains	—	(0.26)	(0.09)	—
Total distributions	(0.05)	(0.37)	(0.09)	—
Net asset value at end of period	$13.27	$11.73	$9.60	$10.96
Total return	13.57	%(C)	26.77%	(11.77)%	9.60	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$5,938	$6,485	$12,383	$201
Ratio to average net assets:
Net expenses	0.95	%(D)	0.95%	0.95%	0.95	%(D)
Gross expenses	1.53	%(D)	1.40%	1.18%	4.62	%(D)
Net investment income	0.65	%(D)	0.98%	0.79%	0.81	%(D)
Portfolio turnover rate	20	%(C)	54%	44%	101	%(C)

Touchstone Focused Equity Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Period
Ended	Ended
March 31,	Year Ended	September
2013	September 30,	30,
(Unaudited)	2012	2011	2010(A)
Net asset value at beginning of period	$11.32	$9.28	$10.97	$10.00
Income (loss) from investment operations:
Net investment income	0.05	(B)	0.12	(B)	0.10	0.17
Net realized and unrealized gains (losses) on investments	1.48	2.30	(1.28)	0.80
Total from investment operations	1.53	2.42	(1.18)	0.97
Distributions from:
Net investment income	(0.09)	(0.12)	(0.42)	—
Realized capital gains	—	(0.26)	(0.09)	—
Total distributions	(0.09)	(0.38)	(0.51)	—
Net asset value at end of period	$12.76	$11.32	$9.28	$10.97
Total return	13.61	%(C)	26.94%	(11.68)%	9.70	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$27,460	$5,191	$852	$768
Ratio to average net assets:
Net expenses	0.80	%(D)	0.80%	0.80%	0.80	%(D)
Gross expenses	1.13	%(D)	1.49%	2.12%	3.66	%(D)
Net investment income	0.79	%(D)	1.13%	0.50%	0.99	%(D)
Portfolio turnover rate	20	%(C)	54%	44%	101	%(C)

(A)	Represents the period from commencement of operations (December 31, 2009) through September 30, 2010.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

79

Financial Highlights

(Continued)

Touchstone Global Real Estate Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2013	Year Ended September 30,
(Unaudited)	2012	2011	2010(A)
Net asset value at beginning of period	$11.86	$9.76	$11.46	$10.00
Income (loss) from investment operations:
Net investment income	0.09	0.20	(B)	0.35	0.36
Net realized and unrealized gains (losses) on investments	1.26	2.51	(1.10)	1.45
Total from investment operations	1.35	2.71	(0.75)	1.81
Distributions from:
Net investment income	(0.30)	(0.16)	(0.48)	(0.35)
Realized capital gains	(0.10)	(0.45)	(0.47)	—
Total distributions	(0.40)	(0.61)	(0.95)	(0.35)
Net asset value at end of period	$12.81	$11.86	$9.76	$11.46
Total return(C)	11.61	%(D)	29.15%	(7.47)%	18.54%
Ratios and supplemental data:
Net assets at end of period (000's)	$615	$486	$2,038	$881
Ratio to average net assets:
Net expenses	1.39	%(E)	1.39%	1.39%	1.39%
Gross expenses	3.48	%(E)	3.27%	3.55%	4.27%
Net investment income	1.24	%(E)	1.87%	2.30%	2.94%
Portfolio turnover rate	43	%(D)	94%	85%	107%

Touchstone Global Real Estate Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2013	Year Ended September 30,
(Unaudited)	2012	2011	2010(A)
Net asset value at beginning of period	$11.90	$9.80	$11.50	$10.00
Income (loss) from investment operations:
Net investment income	0.07	0.12	(B)	0.20	0.17
Net realized and unrealized gains (losses) on investments	1.24	2.52	(1.05)	1.58
Total from investment operations	1.31	2.64	(0.85)	1.75
Distributions from:
Net investment income	(0.26)	(0.09)	(0.38)	(0.25)
Realized capital gains	(0.10)	(0.45)	(0.47)	—
Total distributions	(0.36)	(0.54)	(0.85)	(0.25)
Net asset value at end of period	$12.85	$11.90	$9.80	$11.50
Total return(C)	11.21	%(D)	28.19%	(8.20)%	17.75%
Ratios and supplemental data:
Net assets at end of period (000's)	$338	$223	$116	$123
Ratio to average net assets:
Net expenses	2.14	%(E)	2.14%	2.14%	2.14%
Gross expenses	5.44	%(E)	7.79%	11.08%	4.60%
Net investment income	0.49	%(E)	1.12%	1.58%	1.60%
Portfolio turnover rate	43	%(D)	94%	85%	107%

(A)	The Fund commenced operations on October 1, 2009.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

80

Financial Highlights

(Continued)

Touchstone Global Real Estate Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2013	Year Ended September 30,
(Unaudited)	2012	2011	2010(A)
Net asset value at beginning of period	$11.97	$9.84	$11.53	$10.00
Income (loss) from investment operations:	0.14	0.23	(B)	0.32	0.28
Net investment income
Net realized and unrealized gains (losses) on investments	1.24	2.54	(1.06)	1.58
Total from investment operations	1.38	2.77	(0.74)	1.86
Distributions from:
Net investment income	(0.32)	(0.19)	(0.48)	(0.33)
Realized capital gains	(0.10)	(0.45)	(0.47)	—
Total distributions	(0.42)	(0.64)	(0.95)	(0.33)
Net asset value at end of period	$12.93	$11.97	$9.84	$11.53
Total return	11.72	%(C)	29.53%	(7.27)%	18.90%
Ratios and supplemental data:
Net assets at end of period (000's)	$226	$150	$118	$129
Ratio to average net assets:	1.14	%(D)	1.14%	1.14%	1.14%
Net expenses
Gross expenses	6.11	%(D)	7.29%	9.49%	3.62%
Net investment income	1.49	%(D)	2.12%	2.59%	2.61%
Portfolio turnover rate	43	%(C)	94%	85%	107%

Touchstone Global Real Estate Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2013	Year Ended September 30,
(Unaudited)	2012	2011	2010(A)
Net asset value at beginning of period	$12.07	$9.92	$11.61	$10.00
Income (loss) from investment operations:
Net investment income	0.08	0.26	(B)	0.33	0.29
Net realized and unrealized gains (losses) on investments	1.33	2.55	(1.07)	1.59
Total from investment operations	1.41	2.81	(0.74)	1.88
Distributions from:
Net investment income	(0.33)	(0.21)	(0.48)	(0.27)
Realized capital gains	(0.10)	(0.45)	(0.47)	—
Total distributions	(0.43)	(0.66)	(0.95)	(0.27)
Net asset value at end of period	$13.05	$12.07	$9.92	$11.61
Total return	11.87	%(C)	29.68%	(7.21)%	19.12%
Ratios and supplemental data:
Net assets at end of period (000's)	$21,305	$23,201	$2,994	$3,232
Ratio to average net assets:
Net expenses	0.99	%(D)	0.99%	0.99%	0.99%
Gross expenses	1.41	%(D)	2.09%	3.15%	3.34%
Net investment income	1.64	%(D)	2.27%	2.73%	2.75%
Portfolio turnover rate	43	%(C)	94%	85%	107%

(A)	The Fund commenced operations on October 1, 2009.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

81

Financial Highlights

(Continued)

Touchstone International Fixed Income Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2013	Year Ended September 30,
(Unaudited)	2012	2011	2010(A)
Net asset value at beginning of period	$10.68	$10.49	$11.38	$10.00
Income (loss) from investment operations:
Net investment income	0.04	0.14	(B)	0.14	0.12
Net realized and unrealized gains (losses) on investments	(0.30)	0.47	0.02	1.38
Total from investment operations	(0.26)	0.61	0.16	1.50
Distributions from:
Net investment income	(0.02)	(0.38)	(1.00)	(0.12)
Realized capital gains	(0.04)	(0.04)	(0.05)	—
Total distributions	(0.06)	(0.42)	(1.05)	(0.12)
Net asset value at end of period	$10.36	$10.68	$10.49	$11.38
Total return(C)	(2.51	)%(D)	6.24%	1.67%	15.15%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,200	$1,934	$2,555	$1,319
Ratio to average net assets:
Net expenses	1.09	%(E)	1.09%	1.09%	1.09%
Gross expenses	2.69	%(E)	1.97%	2.18%	2.47%
Net investment income	0.94	%(E)	1.36%	2.06%	1.39%
Portfolio turnover rate	27	%(D)	56%	64%	160%

Touchstone International Fixed Income Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2013	Year Ended September 30,
(Unaudited)	2012	2011	2010(A)
Net asset value at beginning of period	$10.67	$10.48	$11.37	$10.00
Income (loss) from investment operations:
Net investment income	—	(F)	0.06	(B)	0.13	0.05
Net realized and unrealized gains (losses) on investments	(0.30)	0.47	(0.05)	1.37
Total from investment operations	(0.30)	0.53	0.08	1.42
Distributions from:
Net investment income	—	(F)	(0.30)	(0.92)	(0.05)
Realized capital gains	(0.04)	(0.04)	(0.05)	—
Total distributions	(0.04)	(0.34)	(0.97)	(0.05)
Net asset value at end of period	$10.33	$10.67	$10.48	$11.37
Total return(C)	(2.79	)%(D)	5.37%	0.94%	14.29%
Ratios and supplemental data:
Net assets at end of period (000's)	$265	$432	$581	$407
Ratio to average net assets:
Net expenses	1.84	%(E)	1.84%	1.84%	1.84%
Gross expenses	5.21	%(E)	4.73%	4.53%	3.16%
Net investment income	0.19	%(E)	0.61%	1.14%	0.59%
Portfolio turnover rate	27	%(D)	56%	64%	160%

(A)	The Fund commenced operations on October 1, 2009.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

82

Financial Highlights

(Continued)

Touchstone International Fixed Income Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2013	Year Ended September 30,
(Unaudited)	2012	2011	2010(A)
Net asset value at beginning of period	$10.66	$10.48	$11.37	$10.00
Income (loss) from investment operations:
Net investment income	0.06	0.17	(B)	0.20	(B)	0.16
Net realized and unrealized gains (losses) on investments	(0.30)	0.46	(0.01)	1.37
Total from investment operations	(0.24)	0.63	0.19	1.53
Distributions from:
Net investment income	(0.03)	(0.41)	(1.03)	(0.16)
Realized capital gains	(0.04)	(0.04)	(0.05)	—
Total distributions	(0.07)	(0.45)	(1.08)	(0.16)
Net asset value at end of period	$10.35	$10.66	$10.48	$11.37
Total return	(2.36	)%(C)	6.42%	1.97%	15.41%
Ratios and supplemental data:
Net assets at end of period (000's)	$485	$517	$721	$193
Ratio to average net assets:
Net expenses	0.84	%(D)	0.84%	0.84%	0.84%
Gross expenses	4.30	%(D)	2.91%	2.91%	2.50%
Net investment income	1.19	%(D)	1.61%	1.92%	1.52%
Portfolio turnover rate	27	%(C)	56%	64%	160%

Touchstone International Fixed Income Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2013	Year Ended September 30,
(Unaudited)	2012	2011	2010(A)
Net asset value at beginning of period	$10.67	$10.48	$11.37	$10.00
Income (loss) from investment operations:
Net investment income	0.07	0.18	(B)	0.23	0.17
Net realized and unrealized gains (losses) on investments	(0.31)	0.47	(0.02)	1.37
Total from investment operations	(0.24)	0.65	0.21	1.54
Distributions from:
Net investment income	(0.03)	(0.42)	(1.05)	(0.17)
Realized capital gains	(0.04)	(0.04)	(0.05)	—
Total distributions	(0.07)	(0.46)	(1.10)	(0.17)
Net asset value at end of period	$10.36	$10.67	$10.48	$11.37
Total return	(2.32	)%(C)	6.69%	2.11%	15.59%
Ratios and supplemental data:
Net assets at end of period (000's)	$27,573	$29,297	$7,931	$7,746
Ratio to average net assets:
Net expenses	0.69	%(D)	0.69%	0.69%	0.69%
Gross expenses	0.98	%(D)	1.03%	1.41%	1.64%
Net investment income	1.34	%(D)	1.76%	2.25%	1.67%
Portfolio turnover rate	27	%(C)	56%	64%	160%

(A)	The Fund commenced operations on October 1, 2009.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

83

Financial Highlights

(Continued)

Touchstone Merger Arbitrage Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Year Ended
	2013		September 30,
	(Unaudited)		2012		2011(A)
Net asset value at beginning of period	$10.65		$10.02		$10.00
Income (loss) from investment operations:
Net investment loss	(0.01)		(0.09	)(B)	—	(C)
Net realized and unrealized gains on investments	0.31		0.73		0.02
Total from investment operations	0.30		0.64		0.02
Distributions from:			—	(C)
Net investment income	—				—
Realized capital gains	(0.11)		(0.01)		—
Total distributions	(0.11)		(0.01)		—
Net asset value at end of period	$10.84		$10.65		$10.02
Total return(D)	2.85	%(E)	6.35%		0.30	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$209,775		$150,148		$260
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(F)	2.24	%(G)	1.96%		3.33	%(G)
Gross expenses (including dividend expense on securities sold short)(H)	2.23	%(G)	1.97%		28.67	%(G)
Net investment loss	(0.20	)%(G)	(0.90)%		(1.97	)%(G)
Portfolio turnover rate	157	%(E)	307%		311	%(E)

(A)	Represents the period from commencement of operations (August 9, 2011) through September 30, 2011.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding dividend expense on securities sold short is 1.65%, 1.65% and 1.69% for the six months ended March 31, 2013, year ended September 2012 and for the period ended September 2011, respectively.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding dividend expense on securities sold short is 1.64%, 1.66% and 27.03% for the six months ended March 31, 2013, year ended September 2012 and for the period ended September 2011, respectively.

See accompanying Notes to Financial Statements.

84

Financial Highlights

(Continued)

Touchstone Merger Arbitrage Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Year Ended
	2013		September 30,
	(Unaudited)		2012		2011(A)
Net asset value at beginning of period	$10.54		$10.01		$10.00
Income (loss) from investment operations:
Net investment loss	(0.03)		(0.17	)(B)	(0.01)
Net realized and unrealized gains on investments	0.29		0.71		0.02
Total from investment operations	0.26		0.54		0.01
Distributions from:
Net investment income	—		—	(C)	—
Realized capital gains	(0.11)		(0.01)		—
Total distributions	(0.11)		(0.01)		—
Net asset value at end of period	$10.69		$10.54		$10.01
Total return(D)	2.40	%(E)	5.56%		0.10	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$40,158		$25,739		$254
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(F)	3.00	%(G)	2.74%		4.23	%(G)
Gross expenses (including dividend expense on securities sold short)(H)	2.99	%(G)	2.75%		29.58	%(G)
Net investment loss	(0.97	)%(G)	(1.68)%		(2.74	)%(G)
Portfolio turnover rate	157	%(E)	307%		311	%(E)

(A)	Represents the period from commencement of operations (August 9, 2011) through September 30, 2011.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding dividend expense on securities sold short is 2.41%, 2.43% and 2.43% for the six months ended March 31, 2013, year ended September 2012 and for the period ended September 2011, respectively.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding dividend expense on securities sold short is 2.40%, 2.44% and 27.78% for the six months ended March 31, 2013, year ended September 2012 and for the period ended September 2011, respectively.

See accompanying Notes to Financial Statements.

85

Financial Highlights

(Continued)

Touchstone Merger Arbitrage Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Year		Period
	Ended		Ended		Ended
	March 31,		September		September
	2013		30,		30,
	(Unaudited)		2012		2011(A)
Net asset value at beginning of period	$10.68		$10.02		$10.00
Income (loss) from investment operations:
Net investment income (loss)	—	(B)	(0.07	)(C)	(0.01)
Net realized and unrealized gains on investments	0.31		0.74		0.03
Total from investment operations	0.31		0.67		0.02
Distributions from:
Net investment income	—		—	(B)	—
Realized capital gains	(0.11)		(0.01)		—
Total distributions	(0.11)		(0.01)		—
Net asset value at end of period	$10.88		$10.68		$10.02
Total return	2.93	%(D)	6.75%		0.20	%(D)
Net assets at end of period (000's)	$115,451		$90,741		$1,160
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(E)	2.01	%(F)	1.68%		2.74	%(F)
Gross expenses (including dividend expense on securities sold short)(G)	2.00	%(F)	1.70%		8.22	%(F)
Net investment income (loss)	0.03	%(F)	(0.62)%		(1.65	)%(F)
Portfolio turnover rate	157	%(D)	307%		311	%(D)

(A)	Represents the period from commencement of operations (August 9, 2011) through September 30, 2011.
(B)	Less than $0.005 per share.
(C)	The net investment income per share is based on average shares outstanding for the period.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend expense on securities sold short is 1.42%, 1.37% and 1.43% for the six months ended March 31, 2013, year ended September 2012 and for the period ended 2011, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend expense on securities sold short is 1.41%, 1.39% and 6.91% for the six months ended March 31, 2013, year ended September 2012 and for the period ended September 2011, respectively.

See accompanying Notes to Financial Statements.

86

Financial Highlights

(Continued)

Touchstone Merger Arbitrage Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Year Ended
	2013		September 30,
	(Unaudited)		2012		2011(A)
Net asset value at beginning of period	$10.69		$10.03		$10.00
Income (loss) from investment operations:
Net investment income (loss)	—	(B)	(0.06	)(C)	(0.02)
Net realized and unrealized gains on investments	0.32		0.73		0.05
Total from investment operations	0.32		0.67		0.03
Distributions from:
Net investment income	—		—	(B)	—
Realized capital gains	(0.11)		(0.01)		—
Total distributions	(0.11)		(0.01)		—
Net asset value at end of period	$10.90		$10.69		$10.03
Total return	3.02	%(D)	6.75%		0.30	%(D)
Net assets at end of period (000's)	$109,585		$79,164		$5,016
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(E)	1.87	%(F)	1.59%		1.86	%(F)
Gross expenses (including dividend expense on securities sold short)(G)	1.86	%(F)	1.62%		4.83	%(F)
Net investment income (loss)	0.16	%(F)	(0.53)%		(1.13	)%(F)
Portfolio turnover rate	157	%(D)	307%		311	%(D)

(A)	Represents the period from commencement of operations (August 9, 2011) through September 30, 2011.
(B)	Less than $0.005 per share.
(C)	The net investment income per share is based on average shares outstanding for the period.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend expense on securities sold short is 1.28, 1.28% and 1.28% for the six months ended March 31, 2013, year ended September 2012 and for the period ended September 2011, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend expense on securities sold short is 1.27, 1.31% and 4.25% for the six months ended March 31, 2013, year ended September 2012 and for the period ended September 2011, respectively.

See accompanying Notes to Financial Statements.

87

Financial Highlights

(Continued)

Touchstone Mid Cap Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2013	Year Ended September 30,
(Unaudited)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$16.55	$13.16	$12.67	$11.20	$13.07	$17.86
Income (loss) from investment operations:
Net investment income (loss)	0.19	(A)	0.10	(A)	(0.02)	0.29	0.04	(0.02)
Net realized and unrealized gains (losses) on investments	3.40	3.31	0.51	1.24	(1.85)	(4.60)
Total from investment operations	3.59	3.41	0.49	1.53	(1.81)	(4.62)
Distributions from:
Net investment income	(0.31)	(0.02)	—	(0.06)	(0.03)	—
Realized capital gains	—	—	—	—	(0.03)	(0.17)
Total distributions	(0.31)	(0.02)	—	(0.06)	(0.06)	(0.17)
Net asset value at end of period	$19.83	$16.55	$13.16	$12.67	$11.20	$13.07
Total return(B)	21.97	%(C)	25.95%	3.87%	13.72%	(13.81)%	(26.11)%
Ratios and supplemental data:
Net assets at end of period (000's)	$12,606	$905	$698	$685	$453	$159
Ratio to average net assets:
Net expenses	1.21	%(D)	1.21%	1.21%	1.21%	1.15%	1.15%
Gross expenses	1.64	%(D)	3.50%	3.05%	2.84%	3.84%	4.09%
Net investment income (loss)	2.08	%(D)	0.66%	(0.02)%	0.34%	0.39%	(0.16)%
Portfolio turnover rate	12	%(C)	152%	97%	132%	187%	157%

Touchstone Mid Cap Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2013		Year Ended September 30,
	(Unaudited)		2012		2011	2010	2009	2008
Net asset value at beginning of period	$16.21		$12.96		$12.58	$11.19	$13.12	$17.84
Income (loss) from investment operations:
Net investment income (loss)	0.12	(A)	(0.01	)(A)	(0.07)	(0.04)	(0.03)	(0.15)
Net realized and unrealized gains (losses) on investments	3.33		3.26		0.45	1.43	(1.87)	(4.40)
Total from investment operations	3.45		3.25		0.38	1.39	(1.90)	(4.55)
Distributions from:
Net investment income	(0.23)		—		—	—	—	—
Realized capital gains	—		—		—	—	(0.03)	(0.17)
Total distributions	(0.23)		—		—	—	(0.03)	(0.17)
Net asset value at end of period	$19.43		$16.21		$12.96	$12.58	$11.19	$13.12
Total return(B)	21.49	%(C)	25.08%		3.02%	12.42%	(14.47)%	(25.74)%
Ratios and supplemental data:
Net assets at end of period (000's)	$4,914		$962		$476	$249	$169	$30
Ratio to average net assets:
Net expenses	1.96	%(D)	1.96%		1.96%	1.94%	1.90%	1.90%
Gross expenses	2.85	%(D)	4.62%		4.95%	4.57%	6.99%	31.40%
Net investment income (loss)	1.33	%(D)	(0.09)%		(0.80)%	(0.40)%	(0.38)%	(0.91)%
Portfolio turnover rate	12	%(C)	152%		97%	132%	187%	157%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights

88

Financial Highlights

(Continued)

Touchstone Mid Cap Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2013	Year Ended September 30,
(Unaudited)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$16.60	$13.17	$12.68	$11.25	$13.14	$17.91
Income (loss) from investment operations:
Net investment income	0.21	(A)	0.15	(A)	0.05	0.08	0.07	0.01
Net realized and unrealized gains (losses) on investments	3.41	3.31	0.47	1.44	(1.88)	(4.61)
Total from investment operations	3.62	3.46	0.52	1.52	(1.81)	(4.60)
Distributions from:
Net investment income	(0.32)	(0.03)	(0.03)	(0.09)	(0.05)	—
Realized capital gains	—	—	—	—	(0.03)	(0.17)
Total distributions	(0.32)	(0.03)	(0.03)	(0.09)	(0.08)	(0.17)
Net asset value at end of period	$19.90	$16.60	$13.17	$12.68	$11.25	$13.14
Total return	22.15	%(B)	26.29%	4.10%	13.58%	(13.68)%	(25.92)%
Ratios and supplemental data:
Net assets at end of period (000's)	$56,696	$47,419	$77,785	$123,493	$168,313	$422,356
Ratio to average net assets:
Net expenses	0.93	%(C)	0.92%	0.96%	0.94%	0.90%	0.90%
Gross expenses	1.08	%(C)	1.08%	1.06%	1.07%	1.05%	1.03%
Net investment income	2.36	%(C)	0.95%	0.26%	0.71%	0.61%	0.09%
Portfolio turnover rate	12	%(B)	152%	97%	132%	187%	157%

Touchstone Mid Cap Fund—Class Z
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2013	Year Ended September 30,
(Unaudited)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$16.45	$13.08	$12.59	$11.18	$13.05	$17.85
Income (loss) from investment operations:
Net investment income (loss)	0.19	(A)	0.10	(A)	—	(D)	0.02	0.03	(0.08)
Net realized and unrealized gains (losses) on investments	3.36	3.28	0.49	1.45	(1.84)	(4.55)
Total from investment operations	3.55	3.38	0.49	1.47	(1.81)	(4.63)
Distributions from:
Net investment income	(0.32)	(0.01)	—	(0.06)	(0.03)	—
Realized capital gains	—	—	—	—	(0.03)	(0.17)
Total distributions	(0.32)	(0.01)	—	(0.06)	(0.06)	(0.17)
Net asset value at end of period	$19.68	$16.45	$13.08	$12.59	$11.18	$13.05
Total return	21.94	%(B)	25.89%	3.89%	13.20%	(13.83)%	(26.18)%
Ratios and supplemental data:
Net assets at end of period (000's)	$9,609	$267	$934	$652	$1,814	$3,267
Ratio to average net assets:
Net expenses	1.21	%(C)	1.21%	1.21%	1.19%	1.15%	1.15%
Gross expenses	1.72	%(C)	3.67%	3.68%	2.14%	2.22%	1.48%
Net investment income (loss)	2.08	%(C)	0.66%	(0.09)%	0.45%	0.39%	(0.27)%
Portfolio turnover rate	12	%(B)	152%	97%	132%	187%	157%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

89

Financial Highlights

(Continued)

Touchstone Mid Cap Fund—Institutional Class
Selected Data for a Share Outstanding Throughout The Period

	Six Months		Period
	Ended		Ended
	March 31,		September
	2013		30,
	(Unaudited)		2012(A)
Net asset value at beginning of period	$16.61		$15.36
Income from investment operations:
Net investment income	0.21	(B)	0.10	(B)
Net realized and unrealized gains on investments	3.41		1.15
Total from investment operations	3.62		1.25
Distributions from:
Net investment income	(0.33)		—
Net asset value at end of period	$19.90		$16.61
Total return	22.16	%(C)	8.14	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$36,053		$12,231
Ratio to average net assets:
Net expenses	0.89	%(D)	0.89	%(D)
Gross expenses	1.12	%(D)	1.38	%(D)
Net investment income	2.40	%(D)	0.98	%(D)
Portfolio turnover rate	12	%(C)	152%

(A)	Represents the period from commencement of operations (January 27, 2012) through September 30, 2012.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

90

Financial Highlights

(Continued)

Touchstone Mid Cap Value Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2013		Year Ended September 30,
	(Unaudited)		2012	2011	2010(A)
Net asset value at beginning of period	$12.98		$10.86	$11.76	$10.00
Income (loss) from investment operations:
Net investment income	0.06		0.09	0.09	0.12
Net realized and unrealized gains (losses) on investments	2.11		2.78	(0.72)	1.74
Total from investment operations	2.17		2.87	(0.63)	1.86
Distributions from:
Net investment income	(0.06)		(0.09)	(0.11)	(0.10)
Realized capital gains	(0.15)		(0.66)	(0.16)	—
Total distributions	(0.21)		(0.75)	(0.27)	(0.10)
Net asset value at end of period	$14.94		$12.98	$10.86	$11.76
Total return(B)	16.89	%(C)	27.55%	(5.72)%	18.70%
Ratios and supplemental data:
Net assets at end of period (000's)	$4,661		$3,409	$2,364	$345
Ratio to average net assets:
Net expenses	1.29	%(D)	1.29%	1.29%	1.29%
Gross expenses	1.81	%(D)	1.97%	2.07%	3.07%
Net investment income	0.84	%(D)	0.77%	0.86%	1.07%
Portfolio turnover rate	35	%(C)	42%	59%	45%

Touchstone Mid Cap Value Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2013		Year Ended September 30,
	(Unaudited)		2012	2011	2010(A)
Net asset value at beginning of period	$12.92		$10.82	$11.74	$10.00
Income (loss) from investment operations:
Net investment income	—	(E)	—	0.03	0.03
Net realized and unrealized gains (losses) on investments	2.09		2.77	(0.75)	1.75
Total from investment operations	2.09		2.77	(0.72)	1.78
Distributions from:
Net investment income	—	(E)	(0.01)	(0.04)	(0.04)
Realized capital gains	(0.15)		(0.66)	(0.16)	—
Total distributions	(0.15)		(0.67)	(0.20)	(0.04)
Net asset value at end of period	$14.86		$12.92	$10.82	$11.74
Total return(B)	16.38	%(C)	26.64%	(6.45)%	17.88%
Ratios and supplemental data:
Net assets at end of period (000's)	$507		$292	$204	$132
Ratio to average net assets:
Net expenses	2.04	%(D)	2.04%	2.04%	2.04%
Gross expenses	4.34	%(D)	7.90%	7.74%	3.86%
Net investment income	0.09	%(D)	0.02%	0.10%	0.27%
Portfolio turnover rate	35	%(C)	42%	59%	45%

(A)	The Fund commenced operations on October 1, 2009.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

91

Financial Highlights

(Continued)

Touchstone Mid Cap Value Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2013		Year Ended September 30,
	(Unaudited)		2012	2011	2010(A)
Net asset value at beginning of period	$13.03		$10.89	$11.79	$10.00
Income (loss) from investment operations:
Net investment income	0.07		0.11	0.12	0.14
Net realized and unrealized gains (losses) on investments	2.11		2.81	(0.72)	1.76
Total from investment operations	2.18		2.92	(0.60)	1.90
Distributions from:
Net investment income	(0.07)		(0.12)	(0.14)	(0.11)
Realized capital gains	(0.15)		(0.66)	(0.16)	—
Total distributions	(0.22)		(0.78)	(0.30)	(0.11)
Net asset value at end of period	$14.99		$13.03	$10.89	$11.79
Total return	16.96	%(B)	27.97%	(5.51)%	19.07%
Ratios and supplemental data:
Net assets at end of period (000's)	$19,715		$13,785	$4,685	$589
Ratio to average net assets:
Net expenses	1.04	%(C)	1.04%	1.04%	1.04%
Gross expenses	1.35	%(C)	1.46%	1.58%	3.19%
Net investment income	1.09	%(C)	1.02%	1.20%	1.40%
Portfolio turnover rate	35	%(B)	42%	59%	45%

Touchstone Mid Cap Value Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2013		Year Ended September 30,
	(Unaudited)		2012	2011	2010(A)
Net asset value at beginning of period	$13.07		$10.92	$11.83	$10.00
Income (loss) from investment operations:
Net investment income	0.08		0.13	0.16	0.10
Net realized and unrealized gains (losses) on investments	2.12		2.82	(0.75)	1.82
Total from investment operations	2.20		2.95	(0.59)	1.92
Distributions from:
Net investment income	(0.08)		(0.14)	(0.16)	(0.09)
Realized capital gains	(0.15)		(0.66)	(0.16)	—
Total distributions	(0.23)		(0.80)	(0.32)	(0.09)
Net asset value at end of period	$15.04		$13.07	$10.92	$11.83
Total return	17.07	%(B)	28.17%	(5.41)%	19.25%
Ratios and supplemental data:
Net assets at end of period (000's)	$111,574		$75,240	$39,808	$39,509
Ratio to average net assets:
Net expenses	0.89	%(C)	0.89%	0.89%	0.89%
Gross expenses	1.08	%(C)	1.12%	1.15%	1.93%
Net investment income	1.24	%(C)	1.17%	1.21%	1.66%
Portfolio turnover rate	35	%(B)	42%	59%	45%

(A)	The Fund commenced operations on October 1, 2009.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

92

Financial Highlights

(Continued)

Touchstone Premium Yield Equity Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months						Period
	Ended						Ended
	March 31,						September
	2013			Year Ended September 30,			30,
	(Unaudited)		2012	2011	2010	2009	2008(A)
Net asset value at beginning of period	$8.11		$6.76	$6.48	$5.93	$7.56	$10.00
Income (loss) from investment operations:
Net investment income	0.12		0.24	0.21	0.21	0.22	0.33
Net realized and unrealized gains (losses) on investments	0.59		1.36	0.28	0.54	(1.64)	(2.44)
Total from investment operations	0.71		1.60	0.49	0.75	(1.42)	(2.11)
Distributions from:
Net investment income	(0.11)		(0.24)	(0.21)	(0.20)	(0.21)	(0.32)
Return of capital	—		(0.01)	—	—	—	—
Realized capital gains	—		—	—	—	—	(0.01)
Total distributions	(0.11)		(0.25)	(0.21)	(0.20)	(0.21)	(0.33)
Net asset value at end of period	$8.71		$8.11	$6.76	$6.48	$5.93	$7.56
Total return(B)	8.89	%(C)	23.98%	7.43%	12.82%	(18.40)%	(21.48	)%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$88,968		$68,780	$28,739	$22,441	$19,879	$19,411
Ratio to average net assets:
Net expenses	1.20	%(D)	1.20%	1.20%	1.20%	1.20%	1.20	%(D)
Gross expenses	1.24	%(D)	1.30%	1.35%	1.40%	1.55%	1.53	%(D)
Net investment income	2.91	%(D)	3.26%	3.02%	3.30%	3.97%	4.68	%(D)
Portfolio turnover rate	8	%(C)	16%	54%	29%	30%	181	%(C)

Touchstone Premium Yield Equity Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months						Period
	Ended						Ended
	March 31,						September
	2013		Year Ended September 30,				30,
	(Unaudited)		2012	2011	2010	2009	2008(A)
Net asset value at beginning of period	$8.10		$6.76	$6.49	$5.93	$7.56	$10.00
Income (loss) from investment operations:
Net investment income	0.09		0.18	0.16	0.16	0.10	0.29
Net realized and unrealized gains (losses) on investments	0.59		1.35	0.27	0.55	(1.55)	(2.45)
Total from investment operations	0.68		1.53	0.43	0.71	(1.45)	(2.16)
Distributions from:
Net investment income	(0.08)		(0.18)	(0.16)	(0.15)	(0.18)	(0.27)
Return of capital	—		(0.01)	—	—	—	—
Realized capital gains	—		—	—	—	—	(0.01)
Total distributions	(0.08)		(0.19)	(0.16)	(0.15)	(0.18)	(0.28)
Net asset value at end of period	$8.70		$8.10	$6.76	$6.49	$5.93	$7.56
Total return(B)	8.50	%(C)	22.93%	6.60%	12.11%	(18.96)%	(21.95	)%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$20,077		$15,680	$7,499	$6,870	$3,319	$567
Ratio to average net assets:
Net expenses	1.95	%(D)	1.95%	1.95%	1.95%	1.95%	1.94	%(D)
Gross expenses	2.05	%(D)	2.14%	2.28%	2.23%	3.08%	5.31	%(D)
Net investment income	2.16	%(D)	2.51%	2.27%	2.60%	2.80%	3.93	%(D)
Portfolio turnover rate	8	%(C)	16%	54%	29%	30%	181	%(C)

(A)	Represents the period from commencement of operations (December 3, 2007) through September 30, 2008.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

93

Financial Highlights

(Continued)

Touchstone Premium Yield Equity Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months						Period
	Ended						Ended
	March 31,						September
	2013		Year Ended September 30,				30,
	(Unaudited)		2012	2011	2010	2009	2008(A)
Net asset value at beginning of period	$8.10		$6.75	$6.47	$5.92	$7.55	$8.30
Income (loss) from investment operations:
Net investment income	0.13		0.27	0.20	0.22	0.22	0.04
Net realized and unrealized gains (losses) on investments	0.59		1.35	0.30	0.54	(1.62)	(0.73)
Total from investment operations	0.72		1.62	0.50	0.76	(1.40)	(0.69)
Distributions from:
Net investment income	(0.12)		(0.26)	(0.22)	(0.21)	(0.23)	(0.05)
Return of capital	—		(0.01)	—	—	—	—
Realized capital gains	—		—	—	—	—	(0.01)
Total distributions	(0.12)		(0.27)	(0.22)	(0.21)	(0.23)	(0.06)
Net asset value at end of period	$8.70		$8.10	$6.75	$6.47	$5.92	$7.55
Total return	9.03	%(B)	24.31%	7.67%	13.14%	(18.22)%	(8.37	)%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$58,247		$33,185	$3,980	$11,540	$551	$2
Ratio to average net assets:
Net expenses	0.95	%(C)	0.95%	0.95%	0.95%	0.95%	0.90	%(C)
Gross expenses	1.05	%(C)	1.18%	1.25%	1.53%	13.70%	453.70	%(C)
Net investment income	3.16	%(C)	3.51%	3.16%	3.77%	2.97%	3.16	%(C)
Portfolio turnover rate	8	%(B)	16%	54%	29%	30%	181	%(B)

(A)	Represents the period from commencement of operations (August 12, 2008) through September 30, 2008.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

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Touchstone Sands Capital Select Growth Fund—Class A

Selected Data for a Share Outstanding

	Six Months
	Ended
	March 31,		Year Ended
	2013		September 30,
	(Unaudited)		2012		2011(A)
Net asset value at beginning of period	$12.65		$9.39		$9.39
Income (loss) from investment operations:
Net investment loss	—	(B)	(0.09	)(C)	(0.03)
Net realized and unrealized gains on investments	0.74		3.35		0.03
Total from investment operations	0.74		3.26		—
Net asset value at end of period	$13.39		$12.65		$9.39
Total return(D)	5.85	%(E)	34.72%		0.00	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$326,006		$186,384		$21,211
Ratio to average net assets:
Net expenses	1.30	%(F)	1.37%		1.45	%(F)
Gross expenses	1.30	%(F)	1.47%		1.64	%(F)
Net investment loss	(0.31	)%(F)	(0.74)%		(0.94	)%(F)
Portfolio turnover rate	20	%(E)	19%		19	%(E)

Touchstone Sands Capital Select Growth Fund—Class C

Selected Data for a Share Outstanding

	Six Months
	Ended
	March 31,		Period Ended
	2013		September 30,
	(Unaudited)		2012		2011(A)
Net asset value at beginning of period	$12.47		$9.33		$9.39
Income (loss) from investment operations:
Net investment loss	(0.04)		(0.17	)(C)	(0.06)
Net realized and unrealized gains on investments	0.72		3.31		—	(B)
Total from investment operations	0.68		3.14		(0.06)
Net asset value at end of period	$13.15		$12.47		$9.33
Total return(D)	5.45	%(E)	33.66%		(0.64	)%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$161,400		$88,931		$8,660
Ratio to average net assets:
Net expenses	2.05	%(F)	2.12%		2.20	%(F)
Gross expenses	2.05	%(F)	2.22%		2.56	%(F)
Net investment loss	(1.06	)%(F)	(1.49)%		(1.69	)%(F)
Portfolio turnover rate	20	%(E)	19%		19	%(E)

(A)	Represents the period from commencement of operations (November 15, 2010) through September 30, 2011.
(B)	Less than $0.005 per share.
(C)	The net investment income per share is based on average shares outstanding for the period.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.

See accompanying Notes to Financial Statements.

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(Continued)

Touchstone Sands Capital Select Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2013		Year Ended September 30,
	(Unaudited)		2012		2011	2010	2009	2008
Net asset value at beginning of period	$12.90		$9.56		$8.83	$7.34	$6.86	$9.15
Income (loss) from investment operations:
Net investment loss	—	(A)	(0.06	)(B)	(0.14)	(0.07)	(0.03)	(0.06)
Net realized and unrealized gains (losses) on investments	0.77		3.40		0.87	1.56	0.51	(2.23)
Total from investment operations	0.77		3.34		0.73	1.49	0.48	(2.29)
Net asset value at end of period	$13.67		$12.90		$9.56	$8.83	$7.34	$6.86
Total return	5.97	%(C)	34.94%		8.14%	20.44%	7.00%	(25.03)%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,548,302		$1,215,124		$392,464	$120,333	$82,918	$130,920
Ratio to average net assets:
Net expenses	1.05	%(D)	1.11%		1.20%	1.22%	0.98%	1.16%
Gross expenses	1.05	%(D)	1.18%		1.23%	1.28%	1.05%	1.19%
Net investment loss	(0.06	)%(D)	(0.49)%		(0.68)%	(0.52)%	(0.48)%	(0.59)%
Portfolio turnover rate	20	%(C)	19%		19%	27%	50%	39%

Touchstone Sands Capital Select Growth Fund—Class Z

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2013		Year Ended September 30,
	(Unaudited)		2012		2011	2010	2009	2008
Net asset value at beginning of period	$12.65		$9.39		$8.70	$7.24	$6.79	$9.08
Income (loss) from investment operations:
Net investment loss	(0.01)		(0.08	)(B)	(0.07)	(0.04)	(0.04)	(0.06)
Net realized and unrealized gains (losses) on investments	0.75		3.34		0.76	1.50	0.49	(2.23)
Total from investment operations	0.74		3.26		0.69	1.46	0.45	(2.29)
Net asset value at end of period	$13.39		$12.65		$9.39	$8.70	$7.24	$6.79
Total return	5.85	%(C)	34.72%		7.93%	20.17%	6.63%	(25.22)%
Ratios and supplemental data:
Net assets at end of period (000's)	$2,280,591		$1,836,957		$911,849	$540,329	$333,200	$363,955
Ratio to average net assets:
Net expenses	1.27	%(D)	1.32%		1.42%	1.47%	1.23%	1.41%
Gross expenses	1.28	%(D)	1.39%		1.52%	1.53%	1.32%	1.43%
Net investment loss	(0.29	)%(D)	(0.70)%		(0.93)%	(0.79)%	(0.74)%	(0.85)%
Portfolio turnover rate	20	%(C)	19%		19%	27%	50%	39%

(A)	Less than $0.005 per share.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

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(Continued)

Touchstone Short Duration Fixed Income Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months					Period
	Ended					Ended
	March 31,					September
	2013		Year Ended September 30,			30,
	(Unaudited)		2012	2011	2010	2009(A)
Net asset value at beginning of period	$9.82		$9.81	$9.97	$9.95	$9.79
Income (loss) from investment operations:	0.18	(B)	0.23	0.32	0.13
Net investment income	0.06
Net realized and unrealized gains (losses) on investments	(0.02)		0.06	(0.10)	0.03	0.16
Total from investment operations	0.04		0.24	0.13	0.35	0.29
Distributions from:
Net Investment Income	(0.09)		(0.23)	(0.29)	(0.33)	(0.13)
Net asset value at end of period	$9.77		$9.82	$9.81	$9.97	$9.95
Total return	0.39	%(C)	2.49%	1.37%	3.61%	3.02	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$54,131		$54,904	$1,164	$767	$592
Ratio to average net assets:	0.49	%(D)	0.49%	0.49%	0.49%	0.48	%(D)
Net expenses
Gross expenses	0.53	%(D)	0.70%	1.43%	3.98%	1.49	%(D)
Net investment income	1.26	%(D)	1.84%	2.31%	3.22%	3.03	%(D)
Portfolio turnover rate	31	%(C)	42%	48%	45%	79%

Touchstone Short Duration Fixed Income Fund—Class Z

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2013		Year Ended September 30,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$9.83		$9.81	$9.96	$9.94	$9.59	$9.81
Income (loss) from investment operations:	0.16	(B)	0.21	0.29	0.32	0.45
Net investment income	0.05
Net realized and unrealized gains (losses) on investments	(0.02)		0.07	(0.09)	0.04	0.35	(0.22)
Total from investment operations	0.03		0.23	0.12	0.33	0.67	0.23
Distributions from:
Net investment income	(0.08)		(0.21)	(0.27)	(0.31)	(0.32)	(0.45)
Net asset value at end of period	$9.78		$9.83	$9.81	$9.96	$9.94	$9.59
Total return	0.27	%(C)	2.34%	1.22%	3.36%	7.13%	2.36%
Ratios and supplemental data:
Net assets at end of period (000's)	$33,559		$37,312	$40,111	$43,411	$43,749	$46,989
Ratio to average net assets:	0.74	%(D)	0.74%	0.74%	0.74%	0.74%	0.74%
Net expenses
Gross expenses	0.90	%(D)	0.94%	0.96%	1.04%	0.96%	0.94%
Net investment income	1.01	%(D)	1.60%	2.12%	2.94%	3.24%	4.60%
Portfolio turnover rate	31	%(C)	42%	48%	45%	79%	25%

(A)	Represents the period from commencement of operations (May 4, 2009) through September 30, 2009.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

97

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Financial Highlights

(Continued)

Touchstone Small Cap Core Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2013	Year Ended September 30,
(Unaudited)	2012	2011	2010(A)
Net asset value at beginning of period	$16.02	$11.94	$11.62	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.05	(0.02)	0.02
Net realized and unrealized gains on investments	2.83	4.20	0.35	1.60
Total from investment operations	3.00	4.25	0.33	1.62
Distributions from:	—	(B)
Net investment income	(0.18)	(0.01)	—
Realized capital gains	(0.12)	(0.17)	—	(B)	—
Total distributions	(0.30)	(0.17)	(0.01)	—
Net asset value at end of period	$18.72	$16.02	$11.94	$11.62
Total return(C)	19.02	%(D)	35.86%	2.82%	16.20%
Ratios and supplemental data:
Net assets at end of period (000's)	$113,844	$84,539	$43,074	$50,110
Ratio to average net assets:	1.34	%(E)	1.34%	1.34%	1.34%
Net expenses
Gross expenses	1.48	%(E)	1.58%	1.79%	1.55%
Net investment income (loss)	1.92	%(E)	0.37%	(0.10)%	0.32%
Portfolio turnover rate	3	%(D)	11%	37%	29%

Touchstone Small Cap Core Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2013	Year Ended September 30,
(Unaudited)	2012	2011	2010(A)
Net asset value at beginning of period	$15.69	$11.79	$11.55	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10	(0.01)	(0.08)	(0.02)
Net realized and unrealized gains on investments	2.79	4.08	0.32	1.57
Total from investment operations	2.89	4.07	0.24	1.55
Distributions from:	—	(B)	—	(B)	—
Net investment income	(0.08)
Realized capital gains	(0.12)	(0.17)	—	(B)	—
Total distributions	(0.20)	(0.17)	—	(B)	—
Net asset value at end of period	$18.38	$15.69	$11.79	$11.55
Total return(C)	18.63	%(D)	34.78%	2.08%	15.50%
Ratios and supplemental data:
Net assets at end of period (000's)	$28,419	$24,278	$11,739	$5,245
Ratio to average net assets:	2.09	%(E)	2.09%	2.09%	2.09%
Net expenses
Gross expenses	2.21	%(E)	2.30%	2.51%	2.57%
Net investment income (loss)	1.17	%(E)	(0.38)%	(0.80)%	(0.43)%
Portfolio turnover rate	3	%(D)	11%	37%	29%

(A)	The Fund commenced operations on October 1, 2009.
(B)	Less than $0.005 per share.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

98

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Financial Highlights

(Continued)

(Continued)

Touchstone Small Cap Core Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2013	Year Ended September 30,
(Unaudited)	2012	2011	2010(A)
Net asset value at beginning of period	$16.13	$12.00	$11.67	$10.00
Income from investment operations:
Net investment income	0.19	0.07	0.02	0.03
Net realized and unrealized gains on investments	2.86	4.24	0.34	1.64
Total from investment operations	3.05	4.31	0.36	1.67
Distributions from:
Net investment income	(0.22)	(0.01)	(0.03)	—
Realized capital gains	(0.12)	(0.17)	—	(B)	—
Total distributions	(0.34)	(0.18)	(0.03)	—
Net asset value at end of period	$18.84	$16.13	$12.00	$11.67
Total return	19.26	%(C)	36.23%	3.05%	16.70%
Ratios and supplemental data:
Net assets at end of period (000's)	$212,991	$168,987	$58,164	$33,536
Ratio to average net assets:	1.01	%(D)	1.04%	1.09%	1.09%
Net expenses
Gross expenses	1.11	%(D)	1.17%	1.21%	1.31%
Net investment income	2.25	%(D)	0.66%	0.21%	0.61%
Portfolio turnover rate	3	%(C)	11%	37%	29%

Touchstone Small Cap Core Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2013	Year Ended September 30,
(Unaudited)	2012	2011	2010(A)
Net asset value at beginning of period	$16.11	$11.99	$11.65	$10.00
Income from investment operations:
Net investment income	0.20	0.06	0.03	0.06
Net realized and unrealized gains on investments	2.85	4.26	0.35	1.61
Total from investment operations	3.05	4.32	0.38	1.67
Distributions from:
Net investment income	(0.23)	(0.03)	(0.04)	(0.02)
Realized capital gains	(0.12)	(0.17)	—	(B)	—
Total distributions	(0.35)	(0.20)	(0.04)	(0.02)
Net asset value at end of period	$18.81	$16.11	$11.99	$11.65
Total return	19.31	%(C)	36.32%	3.24%	16.74%
Ratios and supplemental data:
Net assets at end of period (000's)	$337,330	$247,876	$43,035	$10,386
Ratio to average net assets:	0.94	%(D)	0.94%	0.94%	0.94%
Net expenses
Gross expenses	1.05	%(D)	1.09%	1.16%	1.32%
Net investment income	2.32	%(D)	0.77%	0.36%	0.66%
Portfolio turnover rate	3	%(C)	11%	37%	29%

(A)	The Fund commenced operations on October 1, 2009.
(B)	Less than $0.005 per share.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

99

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Financial Highlights

(Continued)

(Continued)

Touchstone Small Cap Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Year	Period
Ended	Ended	Ended
March 31,	September	September
2013	30,	30,
(Unaudited)	2012	2011(A)(B)
Net asset value at beginning of period	$18.33	$13.85	$17.36
Income (loss) from investment operations:
Net investment income	0.23	0.21	(C)	0.22
Net realized and unrealized gains (losses) on investments	2.55	4.60	(3.57)
Total from investment operations	2.78	4.81	(3.35)
Distributions from:
Net investment income	(0.23)	(0.33)	(0.16)
Net asset value at end of period	$20.88	$18.33	$13.85
Total return(D)	15.26	%(E)	34.87%	(19.37	)%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$33,981	$32,115	$37,385
Ratio to average net assets:
Net expenses	1.43	%(F)	1.43%	1.43	%(F)
Gross expenses	1.76	%(F)	1.77%	1.72	%(F)
Net investment income	2.34	%(F)	1.26%	1.97	%(F)
Portfolio turnover rate	51	%(E)	109%	206	%(E)

Touchstone Small Cap Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Year	Period
Ended	Ended	Ended
March 31,	September	September
2013	30,	30,
(Unaudited)	2012	2011(A)
Net asset value at beginning of period	$18.23	$13.82	$17.36
Income (loss) from investment operations:
Net investment income	0.17	0.09	(C)	0.09
Net realized and unrealized gains (losses) on investments	2.52	4.58	(3.50)
Total from investment operations	2.69	4.67	(3.41)
Distributions from:
Net investment income	(0.19)	(0.26)	(0.13)
Net asset value at end of period	$20.73	$18.23	$13.82
Total return(D)	14.84	%(E)	33.95%	(19.77	)%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$511	$104	$2
Ratio to average net assets:
Net expenses	2.18	%(F)	2.18%	2.18	%(F)
Gross expenses	6.48	%(F)	28.35%	342.41	%(F)
Net investment income	1.59	%(F)	0.51%	0.95	%(F)
Portfolio turnover rate	51	%(E)	109%	206	%(E)

(A)	Represents the period from commencement of operations (March 1, 2011) through September 30, 2011.
(B)	Effective June 10, 2011, Class Z shares converted to Class A shares.
(C)	The net investment income per share is based on average shares outstanding for the period.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.

See accompanying Notes to Financial Statements.

100

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(Continued)

Touchstone Small Cap Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Year	Period
Ended	Ended	Ended
March 31,	September	September
2013	30,	30,
(Unaudited)	2012	2011(A)
Net asset value at beginning of period	$18.36	$13.89	$17.36
Income (loss) from investment operations:
Net investment income	0.28	0.26	(B)	0.71
Net realized and unrealized gains (losses) on investments	2.54	4.59	(4.00)
Total from investment operations	2.82	4.85	(3.29)
Distributions from:
Net investment income	(0.27)	(0.38)	(0.18)
Net asset value at end of period	$20.91	$18.36	$13.89
Total return	15.39	%(C)	35.19%	(19.10	)%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$630	$222	$2
Ratio to average net assets:	1.18	%(D)	1.18%	1.18	%(D)
Net expenses
Gross expenses	4.44	%(D)	22.47%	70.29	%(D)
Net investment income	2.59	%(D)	1.51%	2.05	%(D)
Portfolio turnover rate	51	%(C)	109%	206	%(C)

Touchstone Small Cap Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Year	Period
Ended	Ended	Ended
March 31,	September	September
2013	30,	30,
(Unaudited)	2012	2011(A)
Net asset value at beginning of period	$18.35	$13.86	$17.36
Income (loss) from investment operations:
Net investment income	0.24	0.29	(B)	0.20
Net realized and unrealized gains (losses) on investments	2.56	4.60	(3.51)
Total from investment operations	2.80	4.89	(3.31)
Distributions from:
Net investment income	(0.25)	(0.40)	(0.19)
Net asset value at end of period	$20.90	$18.35	$13.86
Total return	15.47	%(C)	35.56%	(19.23	)%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$2,521	$1,160	$741
Ratio to average net assets:	1.03	%(D)	1.03%	1.03	%(D)
Net expenses
Gross expenses	1.72	%(D)	1.87%	3.59	%(D)
Net investment income	2.74	%(D)	1.66%	2.12	%(D)
Portfolio turnover rate	51	%(C)	109%	206	%(C)

(A)	Represents the period from commencement of operations (March 1, 2011) through September 30, 2011.

(B)	The net investment income per share is based on average shares outstanding for the period.

(C)	Not annualized.

(D)	Annualized.

See accompanying Notes to Financial Statements.

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Touchstone Total Return Bond Fund—Class A†

Selected Data for a Share Outstanding Throughout Each Period††

	Six Months		Year		Period
	Ended		Ended		Ended		Period
	March 31,		September		September		Ended
	2013		30,		30,		March 31,
	(Unaudited)		2012		2011(A)		2011(B)
Net asset value at beginning of period	$10.50		$10.13		$9.90		$10.15
Income (loss) from investment operations:
Net investment income	0.11		0.23		0.24		0.28
Net realized and unrealized gains (losses) on investments	0.02		0.41		0.24		(0.14	)(C)
Total from investment operations	0.13		0.64		0.48		0.14
Distributions from:
Net investment income	(0.14)		(0.27)		(0.25)		(0.39)
Realized capital gains	(0.01)		—		—		—
Total distributions	(0.15)		(0.27)		(0.25)		(0.39)
Net asset value at end of period	$10.48		$10.50		$10.13		$9.90
Total return(D)	1.16	%(E)	6.42%		5.02	%(E)	1.31	%(E)(F)
Ratios and supplemental data:
Net assets at end of period (000's)	$14,262		$10,210		$4,737		$7
Ratio to average net assets:	0.90	%(G)	0.90%		0.90	%(G)	0.65	%(G)
Net expenses
Gross expenses	1.04	%(G)	1.22%		1.69	%(G)	1.75	%(G)
Net investment income	2.10	%(G)	2.26%		4.40	%(G)	4.16	%(G)
Portfolio turnover rate	16	%(E)	79	%(H)	7	%(E)	27	%(E)

†	Touchstone Total Return Bond Fund acquired all of the assets and liabilities of EARNEST Partners Fixed Income Trust (“Predecessor Fund”) in a reorganization on August 1, 2011. The Predecessor Fund's performance and financial history have been adopted by Touchstone Total Return Bond and will be used going forward. As a result, the information prior to August 1, 2011 reflects that of the Predecessor Fund.
††	Per share data prior to August 1, 2011, reflects a 1.01491:1 stock split. All per share amounts prior to that date have been adjusted to reflect the stock split.

(A)	Effective August 1, 2011, the Fund changed its fiscal year end from March 31 to September 30 and Investor Class shares were renamed Class A shares. See Note 8 in Notes to Financial Statements.

(B)	Class A shares commenced operations on August 16, 2010.

(C)	This amount per share is a loss for the Class A shares because of the short time period since the Commencement of Operations on August 16, 2010 relative to the full fiscal year in which the Class Y shares were in operation. The loss during this period is offset by the gain in the Class Y shares during the full fiscal year to create a gain in the Net Realized and Unrealized Gain on Investments in the other classes.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(E)	Not annualized.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(G)	Annualized.

(H)	Portfolio turnover excludes the purchase and sales of the Acquired Funds (see Note 9). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

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(Continued)

Touchstone Total Return Bond Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Year		Period
	Ended		Ended		Ended
	March 31,		September		September
	2013		30,		30,
	(Unaudited)		2012		2011(A)
Net asset value at beginning of period	$10.49		$10.12		$10.04
Income from investment operations:
Net investment income	0.07		0.14		0.06
Net realized and unrealized gains on investments	0.01		0.42		0.09
Total from investment operations	0.08		0.56		0.15
Distributions from:
Net investment income	(0.10)		(0.19)		(0.07)
Realized capital gains	(0.01)		—		—
Total distributions	(0.11)		(0.19)		(0.07)
Net asset value at end of period	$10.46		$10.49		$10.12
Total return(B)	0.69	%(C)	5.63%		1.51	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$3,905		$3,257		$2,587
Ratio to average net assets:	1.65	%(D)	1.65%		1.65	%(D)
Net expenses
Gross expenses	1.91	%(D)	2.03%		2.55	%(D)
Net investment income	1.35	%(D)	1.51%		3.75	%(D)
Portfolio turnover rate	16	%(C)	79	%(E)	7	%(C)

(A)	Class C shares commenced operations on August 1, 2011.

(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(C)	Not annualized.

(D)	Annualized.

(E)	Portfolio turnover excludes the purchase and sales of the Acquired Funds (see Note 9). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

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(Continued)

Touchstone Total Return Bond Fund—Class Y†

Selected Data for a Share Outstanding Throughout Each Period††

	Six Months		Year		Period
	Ended		Ended		Ended
	March 31,		September		September
	2013		30,		30,		Year Ended March 31,
	(Unaudited)		2012		2011(A)		2011		2010		2009		2008
Net asset value at beginning of period	$10.52		$10.15		$9.86		$9.66		$8.48		$9.20		$9.29
Income (loss) from investment operations:
Net investment income	0.13		0.25		0.24		0.45		0.48		0.48		0.46
Net realized and unrealized gains (losses) on investments	0.01		0.42		0.30		0.21		1.21		(0.73)		(0.09)
Total from investment operations	0.14		0.67		0.54		0.66		1.69		(0.25)		0.37
Distributions from:
Net investment income	(0.15)		(0.30)		(0.25)		(0.46)		(0.51)		(0.47)		(0.46)
Realized capital gains	(0.01)		—		—		—		—		—		—
Total distributions	(0.16)		(0.30)		(0.25)		(0.46)		(0.51)		(0.47)		(0.46)
Net asset value at end of period	$10.50		$10.52		$10.15		$9.86		$9.66		$8.48		$9.20
Total return	1.32	%(B)	6.72%		5.29	%(B)	6.97	%(C)	20.28	%(C)	(2.79	)%(C)	4.16	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$31,052		$29,716		$17,810		$16,512		$16,877		$13,075		$34,652
Ratio to average net assets:	0.57	%(D)	0.58%		0.48	%(D)	0.40%		0.40%		0.40%		0.40%
Net expenses
Gross expenses	0.64	%(D)	0.70%		1.13	%(D)	1.62%		1.56%		1.14%		0.94%
Net investment income	2.43	%(D)	2.59%		4.35	%(D)	4.46%		5.10%		5.23%		4.86%
Portfolio turnover rate	16	%(B)	79	%(E)	7	%(B)	27%		29%		24%		19%

†	Touchstone Total Return Bond Fund acquired all of the assets and liabilities of EARNEST Partners Fixed Income Trust (“Predecessor Fund”) in a reorganization on August 1, 2011. The Predecessor Fund's performance and financial history have been adopted by Touchstone Total Return Bond and will be used going forward. As a result, the information prior to August 1, 2011 reflects that of the Predecessor Fund.

††	Per share data prior to August 1, 2011, reflects a 0.87567:1 stock split. All per share amounts prior to that date have been adjusted to reflect the stock split.

(A)	Effective August 1, 2011, the Fund changed its fiscal year end from March 31 to September 30 and Institutional Class shares were renamed Class Y shares. See Note 8 in the Notes to Financial Statements.

(B)	Not annualized.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Annualized.

(E)	Portfolio turnover excludes the purchase and sales of the Acquired Funds (see Note 9). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

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Financial Highlights

(Continued)

Touchstone Total Return Bond Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Year		Period
	Ended		Ended		Ended
	March 31,		September		September
	2013		30,		30,
	(Unaudited)		2012		2011(A)
Net asset value at beginning of period	$10.51		$10.14		$10.06
Income from investment operations:
Net investment income	0.13		0.22		0.08
Net realized and unrealized gains on investments	0.02		0.46		0.09
Total from investment operations	0.15		0.68		0.17
Distributions from:
Net investment income	(0.16)		(0.31)		(0.09)
Realized capital gains	(0.01)		—		—
Total distributions	(0.17)		(0.31)		(0.09)
Net asset value at end of period	$10.49		$10.51		$10.14
Total return	1.35	%(B)	6.81%		1.70	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$118,852		$148,341		$6,386
Ratio to average net assets:	0.50	%(C)	0.50%		0.50	%(C)
Net expenses
Gross expenses	0.59	%(C)	0.67%		1.21	%(C)
Net investment income	2.50	%(C)	2.66%		4.89	%(C)
Portfolio turnover rate	16	%(B)	79	%(D)	7	%(B)

(A)	Institutional Class shares commenced operations on August 1, 2011.

(B)	Not annualized.

(C)	Annualized.

(D)	Portfolio turnover excludes the purchase and sales of the Acquired Funds (see Note 9). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

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Financial Highlights

(Continued)

Touchstone Ultra Short Duration Fixed Income Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Period
	Ended		Ended
	March 31,		September
	2013		30,
	(Unaudited)		2012(A)
Net asset value at beginning of period	$9.56		$9.57
Income (loss) from investment operations:
Net investment income	0.05		0.09
Net realized and unrealized losses on investments	(0.01)		(0.01)
Total from investment operations	0.04		0.08
Distributions from:
Net investment income	(0.08)		(0.09)
Net asset value at end of period	$9.52		$9.56
Total return(B)	0.54	%(C)	0.85	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$32,545		$34,228
Ratio to average net assets:	0.69	%(D)	0.69	%(D)
Net expenses
Gross expenses	0.77	%(D)	1.19	%(D)
Net investment income	1.04	%(D)	1.40	%(D)
Portfolio turnover rate	46	%(C)	169	%(E)

Touchstone Ultra Short Duration Fixed Income Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Period
	Ended		Ended
	March 31,		September
	2013		30,
	(Unaudited)		2012(A)
Net asset value at beginning of period	$9.56		$9.57
Income from investment operations:
Net investment income	0.03		0.05
Net realized and unrealized gains (losses) on investments	(0.01)		0.01
Total from investment operations	0.02		0.06
Distributions from:
Net investment income	(0.06)		(0.07)
Net asset value at end of period	$9.52		$9.56
Total return(B)	0.18	%(C)	0.62	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$13,655		$11,517
Ratio to average net assets:	1.19	%(D)	1.19	%(D)
Net expenses
Gross expenses	1.35	%(D)	1.68	%(D)
Net investment income	0.54	%(D)	0.90	%(D)
Portfolio turnover rate	46	%(C)	169	%(E)

(A)	Represents the period from commencement of operations (April 16, 2012) through September 30, 2012.

(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(C)	Not annualized.

(D)	Annualized.

(E)	Portfolio turnover excludes the purchase and sales of the Acquired Funds (see Note 9). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

106

Financial Highlights

(Continued)

Touchstone Ultra Short Duration Fixed Income Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Period
	Ended		Ended
	March 31,		September
	2013		30,
	(Unaudited)		2012(A)
Net asset value at beginning of period	$9.56		$9.57
Income (loss) from investment operations:
Net investment income	0.06		0.08
Net realized and unrealized gains (losses) on investments	(0.01)		0.01
Total from investment operations	0.05		0.09
Distributions from:
Net investment income	(0.09)		(0.10)
Net asset value at end of period	$9.52		$9.56
Total return	0.56	%(B)	0.97	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$219,200		$190,515
Ratio to average net assets:	0.44	%(C)	0.44	%(C)
Net expenses
Gross expenses	0.48	%(C)	0.55	%(C)
Net investment income	1.29	%(C)	1.65	%(C)
Portfolio turnover rate	46	%(B)	169	%(D)

Touchstone Ultra Short Duration Fixed Income Fund—Class Z

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2013		Year Ended September 30,
	(Unaudited)		2012		2011	2010	2009	2008
Net asset value at beginning of period	$9.56		$9.58		$9.68	$9.66	$9.74	$10.08
Income (loss) from investment operations:
Net investment income	0.05		0.14		0.15	0.18	0.32	0.47
Net realized and unrealized gains (losses) on investment	(0.01)		0.06		(0.04)	0.06	(0.07)	(0.34)
Total from investment operations	0.04		0.20		0.11	0.24	0.25	0.13
Distributions from:
Net investment income	(0.08)		(0.22)		(0.21)	(0.22)	(0.33)	(0.47)
Net asset value at end of period	$9.52		$9.56		$9.58	$9.68	$9.66	$9.74
Total return	0.46	%(B)	2.10%		1.12%	2.49%	2.60%	1.26%
Ratios and supplemental data:
Net assets at end of period (000's)	$320,762		$338,669		$346,131	$236,650	$108,552	$143,837
Ratio to average net assets:	0.64	%(C)
Net expenses	0.64%		0.69%		0.69%	0.69%	0.69%
Gross expenses	0.70	%(C)	0.73%		0.78%	0.81%	0.85%	0.82%
Net Investment Income	1.09	%(C)	1.45%		1.39%	1.69%	3.41%	4.72%
Portfolio turnover rate	46	%(B)	169	%(D)	144%	119%	15%	56%

(A)	Represents the period from commencement of operations (April 16, 2012) through September 30, 2012.

(B)	Not annualized.

(C)	Annualized.

(D)	Portfolio turnover excludes the purchase and sales of the Acquired Funds (see Note 9). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

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Financial Highlights

(Continued)

Touchstone Ultra Short Duration Fixed Income Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Period
	Ended		Ended
	March 31,		September
	2013		30,
	(Unaudited)		2012(A)
Net asset value at beginning of period	$9.56		$9.57
Income from investment operations:
Net investment income	0.07		0.09
Net realized and unrealized gains (losses) on investments	(0.01)		—
Total from investment operations	0.06		0.09
Distributions from:
Net investment income	(0.10)		(0.10)
Net asset value at end of period	$9.52		$9.56
Total return	0.58	%(B)	0.99	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$15,134		$6,697
Ratio to average net assets:	0.39	%(C)	0.39	%(C)
Net expenses
Gross expenses	0.62	%(C)	1.23	%(C)
Net investment income	1.34	%(C)	1.70	%(C)
Portfolio turnover rate	46	%(B)	169	%(D)

(A)	Represents the period from commencement of operations (April 16, 2012) through September 30, 2012.

(B)	Not annualized.

(C)	Annualized.

(D)	Portfolio turnover excludes the purchase and sales of the Acquired Funds (see Note 9). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements

108

Notes to Financial Statements

March 31, 2013 (Unaudited)

1. Organization

The Touchstone Funds Group Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust under a Declaration of Trust dated October 25, 1993. The Trust consists of the following fourteen funds, individually, a “Fund,” and collectively, the “Funds”:

Touchstone Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

Touchstone Focused Equity Fund (“Focused Equity Fund”)

Touchstone Global Real Estate Fund (“Global Real Estate Fund”)

Touchstone International Fixed Income Fund (“International Fixed Income Fund”)

Touchstone Merger Arbitrage Fund (“Merger Arbitrage Fund”)

Touchstone Mid Cap Fund (“Mid Cap Fund”)

Touchstone Mid Cap Value Fund (“Mid Cap Value Fund”)

Touchstone Premium Yield Equity Fund (“Premium Yield Equity Fund”)

Touchstone Sands Capital Select Growth Fund (“Sands Capital Select Growth Fund”)

Touchstone Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)

Touchstone Small Cap Core Fund (“Small Cap Core Fund”)

Touchstone Small Cap Value Fund (“Small Cap Value Fund”)

Touchstone Total Return Bond Fund (“Total Return Bond Fund”)

Touchstone Ultra Short Duration Fixed Income Fund (“Ultra Short Duration Fixed Income Fund”)

Each Fund is an open-end, diversified, management investment company, with the exception of the Focused Equity Fund, Global Real Estate Fund, International Fixed Income Fund, Merger Arbitrage Fund, Sands Capital Select Growth Fund and Small Cap Core Fund, each of which is an open-end, non-diversified management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer the following classes of shares: Class A shares, Class C shares, Class Y shares, Class Z shares, and Institutional Class shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of its portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

109

Notes to Financial Statements

March 31, 2013 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector allocation or credit quality. There were no Level 3 securities for the Funds during the six months ended March 31, 2013.

All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended March 31, 2013, there were no transfers between Levels 1, 2 and 3 for all Funds except as shown in the Portfolio of Investments for the Emerging Markets Equity Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently, 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Level 2 Valuation — Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Funds to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV of the Funds. Any debt securities held by the Funds for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation — Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotations are not reliable, are priced at their fair value using procedures approved by the Funds’ Board of Trustees. The Funds may use fair value pricing under the following circumstances, among others:

110

Notes to Financial Statements

March 31, 2013 (Unaudited) (Continued)

•   If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•   If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•    If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•    If the validity of market quotations is not reliable.

Certain Funds invest in securities of other investment companies, including exchange traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

New accounting pronouncements — In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11,“Disclosures about Offsetting Assets and Liabilities”. ASU No.2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under the International Financial Reporting Standards (“IFRS”).The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. In January 2013, the FASB issued ASU No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This update limits the scope of ASU No. 2011-11 to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact these updates may have on the Funds’ financial statements.

Securities sold short — The Funds periodically engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would realize a gain if the price of the security declines between those dates. As of March 31, 2013, the Merger Arbitrage Fund held securities sold short with a fair value of $91,745,397 and had cash in the amount of $79,021,033, respectively, held as collateral for the securities sold short.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)   market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)   purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

111

Notes to Financial Statements

March 31, 2013 (Unaudited) (Continued)

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended March 31, 2013, the International Fixed Income Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

Derivative instruments and hedging activities — The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of March 31, 2013:

Fair Value of Derivative Investments

As of March 31, 2013

		Asset	Liability
		Derivatives*	Derivatives**
	Derivatives not accounted for as hedging	Unrealized	Unrealized
Fund	instruments under ASC 815	Appreciation	Depreciation
International Fixed Income Fund	Forward- Foreign Currency Exchange Contracts	$727,997	$(519,448)

* Statements of Assets and Liabilities Location: Unrealized appreciation on forward foreign currency contracts

** Statements of Assets and Liabilities Location: Unrealized depreciation on forward foreign currency contracts

The Effect of Derivative Investments on the Statement of Operations
for the Six Months Ended March 31, 2013

			Change in
			Unrealized
			Appreciation
		Realized Gain	(Depreciation)
	Derivatives not accounted for as hedging	(Loss)	on
Fund	instruments under ASC 815	on Derivatives*	Derivatives**
International Fixed Income Fund	Forward- Foreign Currency Exchange Contracts	$(344,769)	$221,731
Merger Arbitrage Fund	Forward- Foreign Currency Exchange Contracts	303,498	24,300

* Statements of Operations Location: Net realized gains (losses) on foreign currency transactions

** Statements of Operations Location: Net change in unrealized appreciation (depreciation) on foreign currency transactions

112

Notes to Financial Statements

March 31, 2013 (Unaudited) (Continued)

For the six months ended March 31, 2013, the average quarterly balance of outstanding derivative financial instruments were as follows:

	International	Merger
	Fixed Income	Arbitrage
	Fund	Fund
Forward foreign currency exchange contracts:
Average number of contracts	74	1
Average U.S. dollar amount purchased	$25,016,528	$8,394,656
Average U.S. dollar amount sold	25,092,472	—

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the loaned securities. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the securities loaned plus accrued interest if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of March 31, 2013, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Emerging Markets Equity Fund	$7,662,254	$7,893,533
Focused Equity Fund	4,363,887	4,454,850
Global Real Estate Fund	79,445	82,560
Mid Cap Fund	13,766,150	13,825,499
Mid Cap Value Fund	1,683,640	1,708,403
Sands Capital Select Growth Fund	197,922,740	198,472,230
Small Cap Core Fund	76,820,110	78,835,879
Small Cap Value Fund	2,904,687	2,989,420

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the market value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which

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may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds (except the International Fixed Income Fund, Total Return Bond Fund and Ultra Short Duration Fixed Income Fund) is equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). The maximum offering price per share of Class A shares of the International Fixed Income Fund and Total Return Bond Fund is equal to the NAV per share plus a sales load equal to 4.99% of the NAV (or 4.75% of the offering price). The maximum offering price per share of Class A shares of the Ultra Short Duration Fixed Income Fund is equal to the NAV per share plus sales load equal to 2.04% of the NAV (or 2.00% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares. The maximum offering price per share of Class C, Class Y, Class Z, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of no-load $1 million subscriptions may be subject to a contingent deferred sales charge (“CDSC”) of up to 1%. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discount (“OID”) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Emerging Markets Equity Fund, Focused Equity Fund, Merger Arbitrage Fund, Mid Cap Fund, and Small Cap Core Fund distribute their income, if any, annually to shareholders. The Global Real Estate Fund, Mid Cap Value Fund, Sands Capital Select Growth Fund, and Small Cap Value Fund distribute their income, if any, quarterly to shareholders. The International Fixed Income Fund, Premium Yield Equity Fund andTotal Return Bond Fund distribute their income, if any, monthly to shareholders. The Short Duration Fixed Income Fund, and Ultra Short Duration Fixed Income Fund distribute their income, if any, daily to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the funds net investment income that invests in underlying funds is affected by the timing of dividend declarations by investee funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated

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proportionally among all the Funds in the Trust, and/or in Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust and Touchstone Tax-Free Trust (“Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended March 31, 2013:

	Emerging	Focused	Global	International
	Markets Equity	Equity	Real Estate	Fixed Income
	Fund	Fund	Fund	Fund
Purchases of investment securities	$44,807,942	$57,013,371	$9,902,635	$7,638,328
Proceeds from sales and maturities	$56,609,076	$22,641,719	$13,893,034	$8,800,386

	Merger		Mid Cap	Premium Yield
	Arbitrage	Mid Cap	Value	Equity
	Fund	Fund	Fund	Fund
Purchases of investment securities	$624,100,609	$48,836,220	$56,808,394	$48,300,540
Proceeds from sales and maturities	$571,406,984	$9,005,791	$37,269,716	$9,803,742

	Sands Capital	Short Duration	Small Cap	Small Cap
	Select Growth	Fixed Income	Core	Value
	Fund	Fund	Fund	Fund
Purchases of investment securities	$1,415,198,301	$30,371,294	$77,255,115	$17,638,334
Proceeds from sales and maturities	$727,985,903	$18,674,647	$17,248,008	$18,579,200

	Total Return	Ultra Short
	Bond	Duration Fixed
	Fund	Income Fund
Purchases of investment securities	$12,406,535	$331,666,241
Proceeds from sales and maturities	$17,696,862	$219,358,455

Purchases and proceeds from sales and maturities in U.S. Government Securities were $0.00 and $218,516 for the International Fixed Income Fund, $7,493,790 and 8,747,419 for the Short Duration Fixed Income Fund, $15,331,868 and $32,978,740 for the Total Return Bond Fund and $11,402,492 and $44,250,307 for the Ultra Short Duration Fixed Income Fund, respectively, for the six months ended March 31, 2013.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”) or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator andTransfer Agent to the Funds. Such officers receive no compensation from the Trust.The Advisor and Underwriter are each wholly owned, indirect subsidiaries of The Western and Southern Life Insurance Company (“Western-Southern”).

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MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

Emerging Markets Equity Fund	1.05% on the first $200 million
1.00% on the next $200 million
0.90% of such assets in excess of $400 million
Focused Equity Fund	0.70% on the first $100 million
0.65% on the next $400 million
0.60% of such assets in excess of $500 million
Global Real Estate Fund	0.80%
International Fixed Income Fund*	0.55% on the first $100 million
0.50% on the next $150 million
0.45% of such assets in excess of $250 million
Merger Arbitrage Fund	1.05%
Mid Cap Fund	0.80% on the first $500 million
0.75% on the next $500 million
0.70% of such assets in excess of $1 billion
Mid Cap Value Fund	0.85% on the first $100 million
0.80% on the next $300 million
0.75% of such assets in excess of $400 million
Premium Yield Equity Fund	0.70% on the first $100 million
0.65% of such assets in excess of $100 million
Sands Capital Select Growth Fund	0.85% on the first $1 billion
0.80% on the next $500 million
0.75% on the next $500 million
0.70% of such assets in excess of $2 billion
Short Duration Fixed Income Fund	0.25%
Small Cap Core Fund	0.85%
Small Cap Value Fund	0.95% on the first $100 million
0.90% of such assets in excess of $100 million
Total Return Bond Fund	0.35%
Ultra Short Duration Fixed Income Fund	0.25%

* Subject to $100,000 annual minimum

In addition to the base advisory fee shown above for the Sands Capital Select Growth Fund, a performance fee adjustment will be added to or subtracted from the base advisory fee depending on the performance of the Fund in relation to the investment performance of the Fund’s benchmark index, for the preceding twelve month period, as follows:

			Annual	Highest / Lowest
	Benchmark	Benchmark	Adjustment	Possible Advisory
	Index	Threshold	Rate	Fee
Russell1000
Sands Capital Select Growth Fund	Growth Index	+/-2.50%	+/-0.15%	1.00% / 0.55%

For the six months ended March 31, 2013, the Advisor’s base fee was increased by $622,796 as a result of the performance fee adjustment.

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

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AGF Investments America, Inc.	GAM International Management Limited
Emerging Markets Equity Fund	International Fixed Income Fund

Russell Implementation Services, Inc.*	Lee Munder Capital Group LLC
Global Real Estate Fund	Mid Cap Value Fund

DePrince, Race & Zollo, Inc.	The London Company
Small Cap Value Fund	Small Cap Core Fund
Mid Cap Fund

EARNEST Partners LLC	Longfellow Investment Management Co.
Total Return Bond Fund	Merger Arbitrage Fund
Short Duration Fixed Income Fund

Fort Washington Investment Advisors, Inc.**	Miller/Howard Investments, Inc.
Focused Equity Fund	Premium Yield Equity Fund
Ultra Short Duration Fixed Income Fund

Sands Capital Management, LLC
Sands Capital Select Growth Fund

*Effective Febuary 22, 2013, Russell Implementation Services, Inc. became the interm sub-advisor of the Global Real Estate Fund; prior to Febuary 22, 2013, Cornerstone Real Estate Advisers LLC was the sub-advisor.

**Affiliate of the Advisor

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an Expense Limitation Agreement (“Expense Limitation Agreement”) to contractually limit operating expenses of the Funds, excluding dividend expenses on short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, the cost of “Acquired Fund Fees and Expenses”, if any, and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class level expenses, administration fees and reimburse expenses in order to maintain expense limitations for the Funds as follows:

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					Institutional
	Class A	Class C	Class Y	Class Z	Class
Emerging Markets Equity Fund	1.69%	2.44%	1.44%	—	1.29%
Focused Equity Fund	1.20%	1.95%	0.95%	—	0.80%
Global Real Estate Fund	1.39%	2.14%	1.14%	—	0.99%
International Fixed Income Fund	1.09%	1.84%	0.84%	—	0.69%
Merger Arbitrage Fund	1.68%	2.43%	1.43%	—	1.28%
Mid Cap Fund	1.21%	1.96%	0.96%	1.21%	0.89%
Mid Cap Value Fund	1.29%	2.04%	1.04%	—	0.89%
Premium Yield Equity Fund	1.20%	1.95%	0.95%	—	—
Short Duration Fixed Income Fund	—	—	0.49%	0.74%	—
Small Cap Core Fund	1.34%	2.09%	1.09%	—	0.94%
Small Cap Value Fund	1.43%	2.18%	1.18%	—	1.03%
Total Return Bond Fund	0.90%	1.65%	0.65%	—	0.50%
Ultra Short Duration Fixed Income Fund	0.69%	1.19%	0.44%	0.69%	0.39%

These expense limitations will remain in effect for all funds except the Total Return Bond Fund and Ultra Short Duration Fixed Income Fund until at least January 29, 2014. The fee waivers and expense reimbursements for the Total Return Bond Fund and Ultra Short Duration Fixed Income Fund will remain in effect until at least April 16, 2014.

The Advisor has agreed to limit certain Funds’ other operating expenses (“Other Expenses”) to the following levels. These expense limitations will remain in effect until at least January 29, 2014.

	Class A	Class C	Class Y	Class Z
Sands Capital Select Growth Fund	0.25%	0.25%	0.25%	0.25%

During the six months ended March 31, 2013, the Advisor and/or affiliates waived investment advisory fees and administration fees or reimbursed expenses, including 12b-1 fees of the Funds as follows:

			Other
	Investment		Operating
	Advisory	Administration	Expenses
	Fees Waived	Fees Waived	Reimbursed
Emerging Markets Equity Fund	$—	$—	$61,765
Focused Equity Fund	45,339	102,417	134,682
Global Real Estate Fund	23,759	20,072	16,230
International Fixed Income Fund	9,116	26,582	32,647
Mid Cap Fund	—	54,114	25,750
Mid Cap Value Fund	—	92,206	29,316
Premium Yield Equity Fund	—	—	39,231
Sands Capital Select Growth Fund	—	—	201,833
Short Duration Fixed Income Fund	—	5,785	35,728
Small Cap Core Fund	—	290,096	37,168
Small Cap Value Fund	13,268	30,333	27,710
Total Return Bond Fund	—	63,739	19,500
Ultra Short Duration Fixed Income Fund	—	165,339	19,169

Under the terms of the Expense Limitations Agreement the Advisor is entitled to recover, subject to approval by the Funds’ Board of Trustees, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount.

As of March 31, 2013, the Advisor may seek recoupment of previously waived and reimbursed fees as follows:

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	Expiration	Expiration
	September	September
Fund	30, 2015	30, 2016
Emerging Markets Equity Fund	$141,492	$23,321
Focused Equity Fund	282,480	162,953
Global Real Estate Fund	67,941	58,080
International Fixed Income Fund	34,638	64,401
Merger Arbitrage Fund	287	—
Mid Cap Fund	90,757	90,757
Mid Cap Value Fund	130,859	130,859
Premium Yield Equity Fund	32,094	17,075
Sands Capital Select Growth Fund	770,598	190,774
Short Duration Fixed Income Fund	58,430	41,513
Small Cap Core Fund	313,523	306,186
Small Cap Value Fund	87,517	56,965
Total Return Bond Fund	126,307	74,952
Ultra Short Duration Fixed Income Fund	289,572	173,533

For the six months ended March 31, 2013, the Merger Arbitrage Fund is eligible to recoup $16,178 and the Ultra Short Duration Fixed Income Fund is eligible to recoup $12,836.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission (the “SEC”) and state securities authorities, as well as materials for meetings of the Board of Trustees; calculating the daily NAV per share; and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% on the first $6 billion of the aggregate average daily net assets of the Touchstone Fund Complex (excludingTouchstone Institutional Money Market Fund, the Touchstone Institutional Funds Trust and the Touchstone Variable Series Trust); 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets over $10 billion. The fee is allocated among the funds of the Touchstone Fund Complex (excludingTouchstone Institutional Money Market Fund, the Touchstone Institutional Funds Trust and the Touchstone Variable Series Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

PLANS OF DISTRIBUTION AND SHAREHOLDERS SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that are subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan,

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Notes to Financial Statements

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each Fund offering Class A (except the Short Duration Fixed Income Fund) shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares.

Under the Class C plan, each Fund (except the Short Duration Fixed Income and Ultra Short Duration Fixed Income Fund) pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). The Ultra Short Duration Fixed Income Fund intends to limit the amount of the 12b-1 fees for Class C shares to 0.75% of average daily net assets for at least one year from April 16, 2013.

Under the Class Z plan, each Fund offering Class Z shares pays an annual shareholder servicing fee of up to 0.25% of average daily net assets that are attributed to Class Z shares.

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of Class A shares of the following Funds during the six months ended March 31, 2013:

Fund	Amount
Emerging Markets Equity Fund	$8,400
Focused Equity Fund	3,296
Global Real Estate Fund	2,002
International Fixed Income Fund	1,725
Merger Arbitrage Fund	84,745
Mid Cap Fund	44,887
Mid Cap Value Fund	5,133
Premium Yield Equity Fund	145,939
Sands Capital Select Growth Fund	939,453
Small Cap Core Fund	36,482
Small Cap Value Fund	14,680
Total Return Bond Fund	7,927
Ultra Short Duration Fixed Income Fund	3,478

In addition, the Underwriter collected contingent deferred sales charges on the redemption of Class C shares of the following Funds during the six months ended March 31, 2013:

Fund	Amount
Emerging Markets Equity Fund	$—
International Fixed Income Fund	7
Merger Arbitrage Fund	2,117
Mid Cap Fund	150
Mid Cap Value Fund	14
Premium Yield Equity Fund	625
Sands Capital Select Growth Fund	12,085
Small Cap Core Fund	738
Total Return Bond Fund	118
Ultra Short Duration Fixed Income Fund	562

AFFILIATED INVESTMENTS

Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an exemptive order received by the Trust from the SEC. To the extent that the other

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Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund’s investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended March 31, 2013, is as follows:

	Share Activity
	Balance			Balance		Value
	09/30/12	Purchases	Sales	03/31/13	Dividends	03/31/13
Emerging Markets Equity Fund	603	66,149,358	(55,399,351)	10,750,610	$3,290	$10,750,610
Focused Equity Fund	5,180,604	47,284,036	(45,008,891)	7,455,749	2,159	7,455,749
Global Real Estate Fund	808,114	5,378,594	(5,980,270)	206,438	168	206,438
International Fixed Income Fund	2,061,388	4,802,858	(6,313,740)	550,506	403	550,506
Merger Arbitrage Fund	10,751,954	376,798,199	(299,220,465)	88,329,688	18,494	88,329,688
Mid Cap Fund	938,052	46,581,165	(24,047,702)	23,471,515	1,946	23,471,515
Mid Cap Value Fund	1,677,943	44,714,254	(35,680,151)	10,712,046	1,302	10,712,046
Premium Yield Equity Fund	16,172,313	46,820,969	(36,539,146)	26,454,136	2,663	26,454,136
Sands Capital Select Growth Fund	83,047,789	575,678,109	(574,905,191)	83,820,707	30,957	83,820,707
Short Duration Fixed Income Fund	13,587,181	37,725,880	(48,934,722)	2,378,339	2,624	2,378,339
Small Cap Core Fund	8,371,104	88,435,096	(71,857,951)	24,948,249	12,352	24,948,249
Small Cap Value Fund	626,030	8,587,534	(8,429,225)	784,339	302	784,339
Total Return Bond Fund	3,129,218	47,313,422	(47,555,129)	2,887,511	1,951	2,887,511
Ultra Short Duration Fixed Income Fund	33,758,248	467,300,115	(500,912,243)	146,120	8,227	146,120

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is the Funds’ policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended September 30, 2012 and 2011 was as follows:

	Emerging Markets		Focused		Global Real
	Equity Fund		Equity Fund		Estate Fund
	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011	2012	2011
From ordinary income	$9,820,137	$917,181	$2,840,690	$95,426	$336,360	$358,116
From long-term capital gains	3,092,612	42,906	78,600	—	100,694	20,496
	$12,912,749	$960,087	$2,919,290	$95,426	$437,054	$378,612

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	International Fixed		Merger Arbitrage
	Income Fund		Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011*
From ordinary income	$550,240	$994,275	$61,084	$—
From long-term capital gains	53,795	7,726	—	—
	$604,035	$1,002,001	$61,084	$—

	Mid Cap		Mid Cap
	Fund		Value Fund		Premium Yield Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Period Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011	2012	2011*
From ordinary income	$142,586	$273,246	$3,391,737	$1,058,579	$2,414,120	$1,295,544
From long-term capital gains	—	—	506,388	89,486	—	—
From return of capital	—	—	—	—	60,138	—
	$142,586	$273,246	$3,898,125	$1,148,065	$2,474,258	$1,295,544

			Short Duration Fixed		Small Cap
	Sands Capital Select Growth Fund		Income Fund		Core Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011	2012	2011
From ordinary income	$—	$—	$1,109,994	$1,177,356	$207,966	$179,119
From long-term capital gains	—	—	—	—	2,697,854	780
	—	—	1,109,994	$1,177,356	$2,905,820	$179,899

	Small Cap		Total Return		Ultra Short Duration
	Value Fund		Bond Fund		Fixed Income Fund
	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011**	2012	2011
From ordinary income	$662,666	$725,253	$2,807,030	$1,208,189	$9,247,966	$5,857,004
From long-term capital gains	—	—	—	271,911	—	—
From tax return of capital	—	—	—	29,134	—	—
	$662,666	$725,253	$2,807,030	$1,509,234	$9,247,966	$5,857,004

*	Represents the period from commencement of operations (August 9, 2011) through September 30, 2011.

**	Represents the period from April 1, 2011 through September 30, 2011.

The following information is computed on a tax basis for each item as of September 30, 2012:

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	Emerging		Global
	Markets Equity	Focused Equity	Real Estate
	Fund	Fund	Fund
Tax cost of portfolio investments	$548,671,773	$106,304,675	$24,532,714
Gross unrealized appreciation	42,397,430	10,474,121	767,783
Gross unrealized depreciation	(46,605,862)	(8,997,134)	(559,017)
Net unrealized appreciation (depreciation)	(4,208,432)	1,476,987	208,766
Net unrealized appreciation (depreciation) on foreign currency transactions	(14,693)	—	505
Accumulated capital losses	(235,181)	(2,569,583)	—
Post-October and qualified late-year losses	(3,700,771)	(9,470,302)	—
Other temporary differences	(5,541)	(7,692)	—
Undistributed ordinary income	1,445,860	573,675	362,260
Undistributed capital gains	—	—	116,719
Accumulated earnings (deficit)	$(6,718,758)	$(9,996,915)	$688,250

	International
	Fixed Income	Merger		Mid Cap Value
	Fund	Arbitrage Fund	Mid Cap Fund	Fund
Tax cost of portfolio investments	$31,780,842	$331,523,713	$57,221,729	$86,573,573
Gross unrealized appreciation	775,969	6,564,453	8,059,629	8,549,157
Gross unrealized depreciation	(252,901)	(2,286,987)	(1,236,033)	(2,727,753)
Net unrealized appreciation (depreciation)	$523,068	$4,277,466	$6,823,596	$5,821,404
Net unrealized appreciation (depreciation) on securities sold short	—	(1,628,683)	—	—
Net unrealized appreciation (depreciation) on foreign currency transactions	(11,550)	(24,300)	—	—
Accumulated capital losses	—	—	(154,512,830)	—
Undistributed ordinary income	64,487	2,820,888	479,273	284,635
Undistributed capital gains	57,468	36	—	295,577
Other temporary differences	(63,825)	24,300	1	—
Accumulated earnings (deficit)	$569,648	$5,469,707	$(147,209,960)	$6,401,616

	Premium	Sands Capital	Short Duration
	Yield Equity	Select Growth	Fixed Income	Small Cap Core
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$115,699,679	$2,719,450,380	$92,578,237	$513,002,160
Gross unrealized appreciation	14,690,520	785,645,199	930,206	70,849,013
Gross unrealized depreciation	(1,382,334)	(73,831,162)	(136,577)	(6,129,793)
Net unrealized appreciation (depreciation)	13,308,186	711,814,037	793,629	64,719,220
Accumulated capital losses	(6,150,986)	(51,348,843)	(3,640,571)	—
Post-October and qualified late-year losses	(950,740)	(63,242,417)	(69,383)	—
Undistributed ordinary income	—	—	25,033	1,666,851
Undistributed capital gains	—	—	—	4,059,544
Other temporary differences	—	—	(3,177)	—
Accumulated earnings (deficit)	$6,206,460	$597,222,777	$(2,894,469)	$70,445,615

123

Notes to Financial Statements

March 31, 2013 (Unaudited) (Continued)

			Ultra Short
		Total	Duration
	Small Cap Value	Return Bond	Fixed Income
	Fund	Fund	Fund
Tax cost of portfolio investments	$37,065,432	$185,438,959	$565,801,636
Gross unrealized appreciation	2,462,827	5,175,642	3,786,660
Gross unrealized depreciation	(2,057,192)	(208,045)	(2,036,147)
Net unrealized appreciation (depreciation)	405,635	4,967,597	1,750,513
Accumulated capital losses	(27,324,512)	—	(15,987,506)
Post - October and qualified late-year losses	(261,765)	—	(1,938,381)
Undistributed ordinary income	—	13,107	346,509
Undistributed capital gains	—	107,568	—
Other temporary differences	—	—	(172,021)
Accumulated earnings (deficit)	$(27,180,642)	$5,088,272	$(16,000,886)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment companies, regulated investment companies, and real estate investment trusts.

As of September 30, 2012, the Funds had the following capital loss carryforwards for federal income tax purposes.

									No
									Expiration	No
	Short Term Expiring On								Short	Expiration
	2013		2014	2015	2016	2017	2018	2019	Term*	Long Term*	Total
Emerging Markets Equity Fund	$—		$—	$—	$—	$—	$—	$—	$205,927	$29,254	$235,181
Focused Equity Fund	—		—	—	—	—	—	—	2,473,105	96,478	2,569,583
Mid Cap Fund	—		—	—	—	83,712,038	70,800,792	—	—	—	154,512,830
Premium Yield Equity Fund	—		—	—	—	387,584	5,763,402	—	—	—	6,150,986
Sands Capital Select Growth Fund	—		—	—	—	—	51,348,843	—	—	—	51,348,843
Short Duration Fixed Income Fund	96,050		1,027,850	852,134	295,319	1,193,230	7,423	2,269	92,293	74,003	3,640,571
Small Cap Value Fund	—		—	—	—	9,471,083	17,853,429	—	—	—	27,324,512
Ultra Short Duration Fixed Income Fund	5,028,777	**	371,187	164,819	576,080	3,223,694	3,334,355	933,830	1,641,233	713,531	15,987,506

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. The provisions of the Act were effective for the Funds’ fiscal year ending September 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

**Future utilization on losses of ($4,709,395) may be limited.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended September 30, 2009 through 2012) and have concluded that no provision for income tax is required in their financial statements.

As of March 31, 2013, the federal tax cost and unrealized appreciation (depreciation) was as follows for the funds:

124

Notes to Financial Statements

March 31, 2013 (Unaudited) (Continued)

				Net
		Gross	Gross	Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Emerging Markets Equity Fund	$526,004,379	$69,462,050	$(44,888,520)	$24,573,530
Focused Equity Fund	147,935,605	16,992,805	(3,088,585)	13,904,220
Global Real Estate Fund	20,329,877	2,158,554	(173,531)	1,985,023
International Fixed Income Fund	29,014,392	886,171	(960,119)	(73,948)
Merger Arbitrage Fund	467,632,513	16,473,121	(1,410,580)	15,062,541
Mid Cap Fund	131,686,560	20,098,120	(211,355)	19,886,765
Mid Cap Value Fund	122,280,435	19,521,641	(1,377,242)	18,144,399
Premium Yield Equity Fund	165,375,404	23,135,456	(764,198)	22,371,258
Sands Capital Select Growth Fund	3,502,814,529	999,030,975	(34,292,844)	964,738,131
Short Duration Fixed Income Fund	87,048,232	776,643	(242,408)	534,235
Small Cap Core Fund	611,655,525	165,086,527	(1,433,064)	163,653,463
Small Cap Value Fund	37,787,910	3,758,698	(1,034,317)	2,724,381
Total Return Bond Fund	162,064,530	4,628,440	(183,824)	4,444,616
Ultra Short Duration Fixed Income Fund	612,121,195	3,723,715	(2,491,561)	1,232,154

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. Risk Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

8. Risk Associated with Concentration

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund’s NAV and magnified effect on the total return.

125

Notes to Financial Statements

March 31, 2013 (Unaudited) (Continued)

9. Fund Mergers

On February 10, 2012, the shareholders of the Old Mutual Barrow Hanley Core Bond Fund and Old Mutual Dwight Short Term Fixed Income Fund (each an “Old Mutual Acquired Fund”) approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Acquired Funds to the Touchstone Total Return Bond Fund and the Touchstone Ultra Short Duration Fixed Income Fund. The merger took place on April 16, 2012. The fiscal year end of the Old Mutual Acquired Funds was March 31. After the merger, the Funds’ fiscal year end changed to September 30.

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation (depreciation) immediately before and after the reorganization:

				After
	Before Reorganization			Reorganization
	Old Mutual
	Dwight		Touchstone	Touchstone
	Hanley Core		Total Return	Total Return
	Bond		Bond	Bond
	Fund		Fund	Fund
Class A
Shares	—		605,402	605,402
Net Assets	$—		$6,236,803	$6,236,803
Net Asset Value	$—		$10.30	$10.30
Class C
Shares	—		264,389	264,389
Net Assets	$—		$2,719,605	$2,719,605
Net Asset Value	$—		$10.29	$10.29
Class Y
Shares	—		2,263,150	2,263,150
Net Assets	$—		$23,347,204	$23,347,204
Net Asset Value	$—		$10.32	$10.32
Institutional Class
Shares	3,233,926	(A)	3,946,025	7,179,951
Net Assets	$33,345,880		$40,688,465	$74,034,345
Net Asset Value	$10.31	(A)	$10.31	$10.31
Fund Total
Shares Outstanding	3,278,310		7,078,966	10,312,892
Net Assets	$33,345,880		$72,992,077	$106,337,957
Unrealized Appreciation (Depreciation)	$1,592,683		$1,907,900	$3,500,583

				After
	Before Reorganization			Reorganization
	Old Mutual		Touchstone	Touchstone
	Dwight		Ultra Short	Ultra Short
	Short Term		Duration	Duration
	Fixed Income		Fixed Income	Fixed Income
	Fund		Fund	Fund
Class A
Shares	409,186	(B)	—	409,186
Net Assets	$3,916,077		$—	$3,916,077
Net Asset Value	$9.57	(B)	$—	$9.57
Class C
Shares	707,483	(C)	—	707,483
Net Assets	$6,770,889		$—	$6,770,889
Net Asset Value	$9.57	(C)	$—	$9.57

126

Notes to Financial Statements

March 31, 2013 (Unaudited) (Continued)

				After
	Before Reorganization			Reorganization
	Old Mutual		Touchstone	Touchstone
	Dwight		Ultra Short	Ultra Short
	Short Term		Duration	Duration
	Fixed Income		Fixed Income	Fixed Income
	Fund		Fund	Fund
Class Y *
Shares	11,510,031	(D)	—	11,510,031
Net Assets	$110,155,119		$—	$110,155,119
Net Asset Value	$9.57	(D)	$—	$9.57
Class Z
Shares	—		37,026,535	37,026,535
Net Assets	$—		$354,358,018	$354,358,018
Net Asset Value	$—		$9.57	$9.57
Institutional Class
Shares	2,397,446	(E)	—	2,397,446
Net Assets	$22,944,607		$—	$22,944,607
Net Asset Value	$9.57	(E)	$—	$9.57
Fund Total
Shares Outstanding	14,270,340		37,026,535	52,050,681
Net Assets	$143,786,692		$354,358,018	$498,144,710
Unrealized Appreciation (Depreciation)	$911,511		$616,185	$1,527,696

(A)	Reflects a 0.9865:1 stock split which occurred on the date of reorganization, April 16, 2012.

(B)	Reflects a 1.0527:1 stock split which occurred on the date of reorganization, April 16, 2012.

(C)	Reflects a 1.0524:1 stock split which occurred on the date of reorganization, April 16, 2012.

(D)	Reflects a 1.0529:1 stock split which occurred on the date of reorganization, April 16, 2012.

(E)	Reflects a 1.0524:1 stock split which occurred on the date of reorganization, April 16, 2012.

* The Old Mutual Acquired Fund had Class Z shares outstanding immediately prior to the reorganization, which were exchanged for Class Y shares of the Touchstone Ultra Short Duration Fixed Income Fund.

On March 13, 2012, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Fifth Third Short Term Bond Fund (the “Fifth Third Acquired Fund”), a series of Fifth Third Funds, to the Touchstone Ultra Short Duration Fixed Income Fund (the “Fifth Third Acquiring Fund”). The merger took place on September 10, 2012. The fiscal year end of the Fifth Third Acquired Fund was July 31. After the merger, the Fund’s fiscal year end changed to September 30.

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation (depreciation) immediately before and after the reorganization:

				After
	Before Reorganization			Reorganization
			Touchstone	Touchstone
	Fifth Third		Ultra Short	Ultra Short
	Short Term		Duration	Duration
	Bond		Fixed Income	Fixed Income
	Fund		Fund	Fund
Class A
Shares	3,134,939	(A)	493,785	3,628,724
Net Assets	$29,954,103		$4,718,051	$34,672,154
Net Asset Value	9.55	(A)	$9.55	$9.55

127

Notes to Financial Statements

March 31, 2013 (Unaudited) (Continued)

				After
	Before Reorganization			Reorganization
			Touchstone	Touchstone
	Fifth Third		Ultra Short	Ultra Short
	Short Term		Duration	Duration
	Bond		Fixed Income	Fixed Income
	Fund		Fund	Fund
Class C
Shares	565,823	(B)	688,254	1,254,077
Net Assets	$5,406,406		$6,576,186	$11,982,592
Net Asset Value	9.55	(B)	$9.55	$9.55
Class Y *
Shares	11,003,756	(C)	11,701,258	22,705,014
Net Assets	$105,140,154		$111,804,391	$216,944,545
Net Asset Value	9.55	(C)	$9.55	$9.55
Class Z
Shares	—		34,310,738	34,310,738
Net Assets	$—		$327,829,219	$327,829,219
Net Asset Value	$—		$9.55	$9.55
Institutional Class
Shares	—		598,288	598,288
Net Assets	$—		$5,715,017	$5,715,017
Net Asset Value	$—		9.55	9.55
Fund Total
Shares Outstanding	14,666,557		47,792,323	62,496,841
Net Assets	$140,500,663		$456,642,864	$597,143,527
Unrealized Appreciation (Depreciation)	$(554,680)		$1,115,793	$561,113

(A)	Reflects a 1.0022:1 stock split which occurred on the date of reorganization, September 10, 2012.

(B)	Reflects a 1.0001:1 stock split which occurred on the date of reorganization, September 10, 2012.

(C)	Reflects a 1.0028:1 stock split which occurred on the date of reorganization, September 10, 2012.

* The Fifth Third Acquired Fund had Institutional Class shares outstanding immediately prior to the reorganization, which were exchanged for Class Y shares of the Fifth Third Acquiring Fund.

At a meeting held on June 26, 2012, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Touchstone Emerging Markets Equity Fund II to the Touchstone Emerging Markets Equity Fund. The merger took place on September 17, 2012.

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation (depreciation) immediately before and after the reorganization:

				After
	Before Reorganization			Reorganization
	Touchstone		Touchstone	Touchstone
	Emerging		Emerging	Emerging
	Markets		Markets	Markets
	Equity		Equity	Equity
	Fund II		Fund	Fund
Class A
Shares	511,406	(A)	2,322,326	2,833,732
Net Assets	$6,295,683		$28,589,150	$34,884,833
Net Asset Value	$12.31	(A)	$12.31	$12.31

128

Notes to Financial Statements

March 31, 2013 (Unaudited) (Continued)

				After
	Before Reorganization			Reorganization
	Touchstone		Touchstone	Touchstone
	Emerging		Emerging	Emerging
	Markets		Markets	Markets
	Equity		Equity	Equity
	Fund II		Fund	Fund
Class C
Shares	5,937	(B)	399,882	405,819
Net Assets	$72,429		$4,877,929	$4,950,358
Net Asset Value	$12.20	(B)	$12.20	$12.20
Class Y
Shares	1,491,945	(C)	16,430,327	17,922,272
Net Assets	$18,403,858		$202,675,547	$221,079,405
Net Asset Value	$12.34	(C)	$12.34	$12.34
Institutional Class
Shares	2,222,580	(D)	20,677,219	22,899,799
Net Assets	$27,452,188		$255,395,482	$282,847,670
Net Asset Value	$12.35	(D)	$12.35	$12.35
Fund Total
Shares Outstanding	5,677,643		39,829,754	44,061,622
Net Assets	$52,224,158		$491,538,108	$543,762,266
Unrealized Appreciation (Depreciation)	$1,279,684		$1,079,112	$2,358,796

(A)	Reflects a 0.7464:1 stock split which occurred on the date of reorganization, September 17, 2012.

(B)	Reflects a 0.7489:1 stock split which occurred on the date of reorganization, September 17, 2012.

(C)	Reflects a 0.7429:1 stock split which occurred on the date of reorganization, September 17, 2012.

(D)	Reflects a 0.7467:1 stock split which occurred on the date of reorganization, September 17, 2012.

Assuming theses reorganizations had been completed on October 1, 2011, the Emerging Markets Equity Fund, Total Return Bond Fund and Ultra Short Duration Fixed Income Fund results of operations for the year ended September 30, 2012 would have been as follows:

			Touchstone
	Touchstone	Touchstone	Ultra Short
	Emerging	Total Return	Duration Fixed
	Markets Equity	Bond	Income
	Fund	Fund	Fund
Net investment income	$7,030,819	$3,121,184	$8,755,622
Net realized and unrealized gain (loss) on investments	(7,051,623)	6,249,215	4,593,609
Net increase (decrease) in asset from operations	(20,804)	9,370,399	13,349,231

Because the combined investment portfolios have been managed as single portfolios since the reorganizations were completed, it is not practical to separate the amounts of revenue and earnings to the acquiring funds that have been included in their statements of operations since the reorganizations.

10. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.

At a meeting of the Board of Trustees (the “Board”) held on February 21, 2013, the Board approved a reorganization providing for the transfer of all assets and liabilities of the Touchstone Focused Equity Fund, a series of the Touchstone Funds Group Trust, to the Touchstone Focused Fund, a series of the Touchstone Strategic Trust, pursuant to an agreement and plan of reorganization. The shareholders of the Touchstone Focused Equity

129

Notes to Financial Statements

March 31, 2013 (Unaudited) (Continued)

Fund will receive shares of the Touchstone Focused Fund. The Touchstone Focused Equity Fund will be subsequently liquidated. The reorganization is expected to occur on or about May 17, 2013.

At the same meeting, the Board also approved (subject to shareholder approval) a reorganization providing for the transfer of all assets and liabilities of the Touchstone Short Duration Fixed Income Fund to the Touchstone Ultra Short Duration Fixed Income Fund, each a separate series of the Touchstone Funds GroupTrust, pursuant to an agreement and plan of reorganization. The shareholders of the Touchstone Short Duration Fixed Income Fund will receive shares of the Touchstone Ultra Short Duration Fixed Income Fund. The Touchstone Short Duration Fixed Income Fund will be subsequently liquidated. If approved by shareholders of the Touchstone Short Duration Fixed Income, the reorganization is expected to occur on or about May 17, 2013.

On May 23, 2013, the Board of Trustees (the “Board”) of Touchstone Funds GroupTrust, approved the selection of Forum Securities Limited (“Forum Securities”) as sub-advisor to the Touchstone Global Real Estate Fund (the “Fund”). The change of sub-advisor from Russell Implementation Services, Inc. (“Russell”), the current interim sub-advisor to the Fund, to Forum Securities will be effective on or about the close of business on May 24, 2013.

There were no other subsequent events that necessitated recognition or disclosure on the Funds’ financial statements.

130

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the 12-month period ended June 30 are available as an exhibit to the most recent Statement of Additional Information, which can be obtained without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 through March 31, 2013).

Actual Expenses

The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended March 31, 2013” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

131

Other Items (Unaudited)

(Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2013	2012	2013	2013*
Touchstone Emerging Markets Equity Fund
Class A	Actual	1.69%	$1,000.00	$1,039.70	$8.60
Class A	Hypothetical	1.69%	$1,000.00	$1,016.50	$8.50

Class C	Actual	2.44%	$1,000.00	$1,035.50	$12.37
Class C	Hypothetical	2.44%	$1,000.00	$1,012.77	$12.23

Class Y	Actual	1.35%	$1,000.00	$1,041.40	$6.87
Class Y	Hypothetical	1.35%	$1,000.00	$1,018.20	$6.79

Institutional Class	Actual	1.29%	$1,000.00	$1,041.50	$6.57
Institutional Class	Hypothetical	1.29%	$1,000.00	$1,018.50	$6.49

Touchstone Focused Equity Fund
Class A	Actual	1.20%	$1,000.00	$1,134.00	$6.38
Class A	Hypothetical	1.20%	$1,000.00	$1,018.95	$6.04

Class C	Actual	1.95%	$1,000.00	$1,130.00	$10.35
Class C	Hypothetical	1.95%	$1,000.00	$1,015.21	$9.79

Class Y	Actual	0.95%	$1,000.00	$1,135.70	$5.05
Class Y	Hypothetical	0.95%	$1,000.00	$1,020.20	$4.77

Institutional Class	Actual	0.80%	$1,000.00	$1,136.10	$4.27
Institutional Class	Hypothetical	0.80%	$1,000.00	$1,020.93	$4.04

Touchstone Global Real Estate Fund
Class A	Actual	1.39%	$1,000.00	$1,116.10	$7.32
Class A	Hypothetical	1.39%	$1,000.00	$1,018.01	$6.98

Class C	Actual	2.14%	$1,000.00	$1,112.10	$11.26
Class C	Hypothetical	2.14%	$1,000.00	$1,014.27	$10.74

Class Y	Actual	1.14%	$1,000.00	$1,117.20	$6.02
Class Y	Hypothetical	1.14%	$1,000.00	$1,019.25	$5.74

Institutional Class	Actual	0.99%	$1,000.00	$1,118.70	$5.23
Institutional Class	Hypothetical	0.99%	$1,000.00	$1,020.00	$4.99

Touchstone International Fixed Income Fund
Class A	Actual	1.09%	$1,000.00	$974.90	$5.37
Class A	Hypothetical	1.09%	$1,000.00	$1,019.49	$5.49

Class C	Actual	1.84%	$1,000.00	$972.10	$9.06
Class C	Hypothetical	1.84%	$1,000.00	$1,015.75	$9.26

Class Y	Actual	0.84%	$1,000.00	$976.40	$4.14
Class Y	Hypothetical	0.84%	$1,000.00	$1,020.74	$4.23

Institutional Class	Actual	0.69%	$1,000.00	$976.80	$3.40
Institutional Class	Hypothetical	0.69%	$1,000.00	$1,021.49	$4.23

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Other Items (Unaudited)

(Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2013	2012	2013	2013*
Touchstone Merger Arbitrage Fund
Class A	Actual	2.24%	$1,000.00	$1,028.50	11.33	**
Class A	Hypothetical	2.24%	$1,000.00	$1,013.76	11.25

Class C	Actual	3.00%	$1,000.00	$1,024.00	15.13	**
Class C	Hypothetical	3.00%	$1,000.00	$1,009.98	15.02

Class Y	Actual	2.01%	$1,000.00	$1,029.30	10.17	**
Class Y	Hypothetical	2.01%	$1,000.00	$1,014.91	10.10

Institutional Class	Actual	1.87%	$1,000.00	$1,030.20	9.47	**
Institutional Class	Hypothetical	1.87%	$1,000.00	$1,015.61	9.40

Touchstone Mid Cap Fund
Class A	Actual	1.21%	$1,000.00	$1,219.70	$6.70
Class A	Hypothetical	1.21%	$1,000.00	$1,018.90	$6.09

Class C	Actual	1.96%	$1,000.00	$1,214.90	$10.82
Class C	Hypothetical	1.96%	$1,000.00	$1,015.16	$9.85

Class Y	Actual	0.93%	$1,000.00	$1,221.50	$5.14
Class Y	Hypothetical	0.93%	$1,000.00	$1,020.30	$4.67

Class Z	Actual	1.21%	$1,000.00	$1,219.40	$6.70
Class Z	Hypothetical	1.21%	$1,000.00	$1,018.90	$6.09

Institutional Class	Actual	0.89%	$1,000.00	$1,221.60	$4.93
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.49	$4.48

Touchstone Mid Cap Value Fund
Class A	Actual	1.29%	$1,000.00	$1,168.90	$6.98
Class A	Hypothetical	1.29%	$1,000.00	$1,018.50	$6.49

Class C	Actual	2.04%	$1,000.00	$1,163.80	$11.01
Class C	Hypothetical	2.04%	$1,000.00	$1,014.76	$10.25

Class Y	Actual	1.04%	$1,000.00	$1,169.60	$5.63
Class Y	Hypothetical	1.04%	$1,000.00	$1,019.75	$5.24

Institutional Class	Actual	0.89%	$1,000.00	$1,170.70	$4.82
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.49	$4.48

Touchstone Premium Yield Equity Fund
Class A	Actual	1.20%	$1,000.00	$1,088.90	$6.25
Class A	Hypothetical	1.20%	$1,000.00	$1,018.95	$6.04

Class C	Actual	1.95%	$1,000.00	$1,085.00	$10.14
Class C	Hypothetical	1.95%	$1,000.00	$1,015.21	$9.80

Class Y	Actual	0.95%	$1,000.00	$1,090.30	$4.95
Class Y	Hypothetical	0.95%	$1,000.00	$1,020.19	$4.78

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(Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2013	2012	2013	2013*
Touchstone Sands Capital Select Growth Fund
Class A	Actual	1.30%	$1,000.00	$1,058.50	$6.65
Class A	Hypothetical	1.30%	$1,000.00	$1,018.47	$6.52

Class C	Actual	2.05%	$1,000.00	$1,054.50	$10.47
Class C	Hypothetical	2.05%	$1,000.00	$1,014.73	$10.27

Class Y	Actual	1.05%	$1,000.00	$1,059.70	$5.37
Class Y	Hypothetical	1.05%	$1,000.00	$1,019.72	$5.26

Class Z	Actual	1.27%	$1,000.00	$1,058.50	$6.52
Class Z	Hypothetical	1.27%	$1,000.00	$1,018.60	$6.39

Touchstone Short Duration Fixed Income Fund
Class Y	Actual	0.49%	$1,000.00	$1,003.90	$2.45
Class Y	Hypothetical	0.49%	$1,000.00	$1,022.49	$2.47

Class Z	Actual	0.74%	$1,000.00	$1,002.70	$3.69
Class Z	Hypothetical	0.74%	$1,000.00	$1,021.24	$3.73

Touchstone Small Cap Core Fund
Class A	Actual	1.34%	$1,000.00	$1,190.20	$7.32
Class A	Hypothetical	1.34%	$1,000.00	$1,018.25	$6.74

Class C	Actual	2.09%	$1,000.00	$1,186.30	$11.39
Class C	Hypothetical	2.09%	$1,000.00	$1,014.51	$10.50

Class Y	Actual	1.01%	$1,000.00	$1,192.60	$5.53
Class Y	Hypothetical	1.01%	$1,000.00	$1,019.89	$5.09

Institutional Class	Actual	0.94%	$1,000.00	$1,193.10	$5.14
Institutional Class	Hypothetical	0.94%	$1,000.00	$1,020.24	$4.73

Touchstone Small Cap Value Fund
Class A	Actual	1.43%	$1,000.00	$1,152.60	$7.67
Class A	Hypothetical	1.43%	$1,000.00	$1,017.80	$7.19

Class C	Actual	2.18%	$1,000.00	$1,148.40	$11.68
Class C	Hypothetical	2.18%	$1,000.00	$1,014.06	$10.95

Class Y	Actual	1.18%	$1,000.00	$1,153.90	$6.34
Class Y	Hypothetical	1.18%	$1,000.00	$1,019.05	$5.94

Institutional Class	Actual	1.03%	$1,000.00	$1,154.70	$5.53
Institutional Class	Hypothetical	1.03%	$1,000.00	$1,019.80	$5.19

Touchstone Total Return Bond Fund
Class A	Actual	0.90%	$1,000.00	$1,011.60	$4.51
Class A	Hypothetical	0.90%	$1,000.00	$1,020.44	$4.53

Class C	Actual	1.65%	$1,000.00	$1,006.90	$8.26
Class C	Hypothetical	1.65%	$1,000.00	$1,016.70	$8.30

134

Other Items (Unaudited)

(Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2013	2012	2013	2013*
Touchstone Total Return Bond Fund (continued)
Class Y	Actual	0.57%	$1,000.00	$1,013.20	$2.87
Class Y	Hypothetical	0.57%	$1,000.00	1022.08	$2.88

Institutional Class	Actual	0.50%	$1,000.00	$1,013.50	$2.51
Institutional Class	Hypothetical	0.50%	$1,000.00	$1,022.44	$2.52

Touchstone Ultra Short Duration Fixed Income Fund
Class A	Actual	0.69%	$1,000.00	$1,005.40	$3.44
Class A	Hypothetical	0.69%	$1,000.00	$1,021.50	$3.47

Class C	Actual	1.19%	$1,000.00	$1,001.80	$5.94
Class C	Hypothetical	1.19%	$1,000.00	$1,018.99	$6.00

Class Y	Actual	0.44%	$1,000.00	$1,005.60	$2.18
Class Y	Hypothetical	0.44%	$1,000.00	$1,022.76	$2.20

Class Z	Actual	0.64%	$1,000.00	$1,004.60	$3.22
Class Z	Hypothetical	0.64%	$1,000.00	$1,021.72	$3.25

Institutional Class	Actual	0.39%	$1,000.00	$1,005.80	$1.96
Institutional Class	Hypothetical	0.39%	$1,000.00	$1,022.98	$1.97

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [182/365]] (to reflect one-half year period).

**	Excluding interest and dividend expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.34, $12.17, $7.18 and $6.48, respectively.

Advisory Agreement Approval Disclosure

At a meeting held on November 15, 2012, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Funds Group Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of each Sub-Advisory Agreement between the Advisor and each Fund’s respective Sub-Advisor.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisors’ personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also

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(Continued)

reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of AdvisorServices. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of each Sub-Advisor, including those that were affiliates of the Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring each of the Sub-Advisors, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts regular on-site compliance visits with each Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’sdisaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the applicable Fund(s). The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance reports, and that any issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisors are reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor to certain of the Funds) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor waived a portion of the fees and/or reimbursed a portion of the operating expenses of the Funds. The Board also noted that the Advisor pays the Sub-Advisors’ sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based

136

Other Items (Unaudited)

(Continued)

upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended June 30, 2012, as applicable, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Advisor had waived a portion of the fees and/or reimbursed a portion of the operating expenses of the Funds in order to reduce the Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board also discussed with management certain factors as set forth in the conditions to the Funds’ exemptive order issued by the Securities and Exchange Commission relating to investments by the non-money market Funds in the Touchstone Institutional Money Market Fund. The Board considered the nature and extent of the services provided by the Advisor and the Sub-Advisors to each Fund and a discussion by management with respect to the costs to the Advisor and Sub-Advisors of the portion of the advisory fee and sub-advisory fee attributable to the portion of the non-money market Funds’ assets to be invested in the Touchstone Institutional Money Market Fund. Based on these factors, the Board concluded that the advisory fee and the sub-advisory fee associated with the management of each non-money market Fund were based on services that were in addition to, rather than duplicative of, services provided under the Investment Advisory and Sub-Advisory Agreements with respect to the Touchstone Institutional Money Market Fund.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Emerging Markets Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 3rd quintile of the Fund’s peer group for the six-month period ended June 30, 2012, and the Fund’s performance was in the 1st quintile for the twelve-month period ended June 30, 2012. The Board noted the recent improvement in the Fund’s performance. The Board also noted management’s discussion of the Fund’s performance, including the Fund’s outperformance for the period since its inception. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Focused Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 2nd quintile of the Fund’s peer group for the six-month period ended June 30, 2012, and the Fund’s performance was in the 5th quintile for the twelve-month period ended June

137

Other Items (Unaudited)

(Continued)

30, 2012. The Board noted the recent improvement in the Fund’s performance. The Board also noted management’s explanation for the Fund’s underperformance and management’s continued monitoring of the Fund’s performance and ability to attract assets. Based upon their review, the Trustees concluded that the Fund’s performance was being addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Global Real Estate Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 5th quintile of the Fund’s peer group for the six-month period ended June 30, 2012, and the Fund’s performance was in the 3rd quintile for the twelve-month period ended June 30, 2012. The Board noted management’s explanation for the Fund’s underperformance and management’s continued monitoring of the Fund. Based upon their review, the Trustees concluded that the Fund’s performance was being addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone International Fixed Income Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 3rd quintile of the Fund’s peer group for the six-month period ended June 30, 2012, and the Fund’s performance was in the 4th quintile for the twelve-month period ended June 30, 2012. The Board noted management’s explanation for the Fund’s underperformance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s performance was being addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Merger Arbitrage Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six-month period ended June 30, 2012. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Mid Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 2nd quintile of the Fund’s peer group for the six-month period ended June 30, 2012, and the Fund’s performance was in the 1st quintile for the twelve- and thirty-six-month periods ended June 30, 2012. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Mid Cap Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and at the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund’s performance was in the 4th quintile of the Fund’s peer group for the

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Other Items (Unaudited)

(Continued)

six-month period ended June 30, 2012, and the Fund’s performance was in the 3rd quintile for the twelve-month period ended June 30, 2012. The Board noted management’s explanation for the Fund’s recent underperformance and management’s continued monitoring of the Fund’s performance and ability to attract assets. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Premium Yield Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 5th quintile of the Fund’s peer group for the six-month period ended June 30, 2012, and the Fund’s performance was in the 1st quintile for the twelve- and thirty-six-month periods ended June 30, 2012. The Board noted management’s discussion for the Fund’s recent underperformance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Sands Capital Select Growth Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Board took into account management’s discussion of the Fund’s expenses and the addition of breakpoints to the Fund’s base advisory fee in 2011. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six-, twelve- and thirty-six-month periods ended June 30, 2012. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Short Duration Fixed Income Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 4th quintile of the Fund’s peer group for the six- and thirty-six-month periods ended June 30, 2012, and the Fund’s performance was in the 3rd quintile for the twelve-month period ended June 30, 2012. The Board noted management’s explanation for the Fund’s recent underperformance and management’s continued monitoring of the Fund. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Small Cap Core Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six- and twelve-month periods ended June 30, 2012. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Small Cap Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median, respectively, of its peer group.

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Other Items (Unaudited)

(Continued)

The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and reimbursing operating expenses of the Fund. The Board also noted the addition of breakpoints to the Fund’s advisory and sub-advisory fees in connection with the change in the Fund’s sub-advisor in 2010. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six- and twelve-month periods ended June 30, 2012, and the Fund’s performance was in the 4th quintile for the thirty-six-month period ended June 30, 2012. The Board noted management’s discussion of the Fund’s improved performance since the sub-advisor change in December 2010. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Total Return Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 4th quintile of the Fund’s peer group for the six-month period ended June 30, 2012, and the Fund’s performance was in the 1st quintile for the twelve-month period ended June 30, 2012. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Ultra Short Duration Fixed Income Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and reimbursing operating expenses of the Fund. The Fund’s performance was in the 3rd quintile of the Fund’s peer group for the six- and thirty-six-month periods ended June 30, 2012, and the Fund’s performance was in the 1st quintile for the twelve- month period ended June 30, 2012. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for some of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory fee schedules. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of each Fund that currently did not have such breakpoints was not appropriate at that time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee paid by the Advisor to the Fund’s Sub-Advisor.

Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the

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Other Items (Unaudited)

(Continued)

Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices or, as discussed above, is being addressed; and (d) each Fund’s advisory fee is reasonable relative to those of similar funds and the services to be provided by the Advisor. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisor to certain of the Funds with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board considered each Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisors, are negotiated at arm’s length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for some of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Fund. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by the Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisors at arm’s length. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:

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Other Items (Unaudited)

(Continued)

Touchstone Emerging Markets Equity Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Focused Equity Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Global Real Estate Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone International Fixed Income Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Mid Cap Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Mid Cap Value Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Premium Yield Equity Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Sands Capital Select Growth Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Short Duration Fixed Income Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Small Cap Core Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Small Cap Value Fund. The Fund’s sub-advisory fee was at the median of its peer group. The Board took into account the addition of breakpoints to the Fund’s sub-advisory fee in connection with the change in the Fund’s sub-advisor in 2010. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Total Return Bond. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and other factors considered.

Touchstone Ultra Short Duration Fixed Income Fund. The Board considered the sub-advisory fees paid to the Sub-Advisor by other Touchstone Funds. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

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Other Items (Unaudited)

(Continued)

As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended June 30, 2012, as applicable, as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Advisor. The Board was mindful of the Advisor’s focus on each Sub-Advisor’s performance and the Advisor’s ways of addressing underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices or, as discussed above, is being addressed; (d) each Fund’s advisory fees are reasonable relative to those of similar funds and the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment objectives of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

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PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

147

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Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-56-TFGT-SAR-1303

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Funds Group Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	6/3/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	6/3/13

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	6/3/13

* Print the name and title of each signing officer under his or her signature